Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 108.8%
COMMON STOCK — 31.4%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd., ADR (b)	6,600	$43,560
Harmony Gold Mining Co. Ltd., ADR (a)	700	2,541

		46,101

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	10,300	38,316

Total Africa		84,417

Asia — 1.3%
Asset Management — 0.1%
Noah Holdings Ltd., ADR (a)	6,300	222,831
SC Health Corp., A Shares (a),(c)	428,600	4,260,284

		4,483,115

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a),(b)	200	1,294

Consumer Products — 0.0%
Viomi Technology Co. Ltd.	200	1,608

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a),(b)	7,000	848,750
RYB Education, Inc., ADR (a),(b)	1,200	6,540
Tarena International, Inc., ADR (a),(b)	2,100	4,116

		859,406

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR (b)	1,300	14,300
Melco Resorts & Entertainment Ltd., ADR	68,900	1,665,313

		1,679,613

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (a),(b)	2,129	10,645

Industrial Services — 0.0%
Textainer Group Holdings Ltd. (a)	500	5,355

Machinery — 0.0%
China Yuchai International Ltd. (b)	2,045	27,260
Hollysys Automation Technologies Ltd. (b)	9,200	150,972

		178,232

Media — 0.2%
58.com, Inc., ADR (a)	4,200	271,866
Baidu, Inc., ADR (a),(b)	51,900	6,560,160
Eros International PLC (a)	3,400	11,526
Phoenix New Media Ltd., ADR (b)	2,100	4,116
Sogou, Inc., ADR (a)	700	3,185
Sohu.com Ltd., ADR (a),(b)	3,500	39,130
Yandex NV, A Shares (a),(b)	87,900	3,822,771

		10,712,754

Medical Equipment & Devices — 0.4%
Olympus Corp. (c)	2,208,480	34,329,968

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp., ADR	1,300	78,195

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR (b)	4,000	$15,120

Renewable Energy — 0.0%
Jinksolar Holding Co., ADR (a)	373	8,389

Retail - Discretionary — 0.6%
Alibaba Group Holding Ltd., ADR (a),(c)	237,942	50,467,498

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	15,900	432,480
Magnachip Semiconductor Corp. (a),(b)	17,800	206,658
Silicon Motion Technology Corp., ADR (b)	1,700	86,207
United Microelectronics Corp., ADR (b)	33,800	90,584

		815,929

Software — 0.0%
Changyou.com Ltd., ADR (b)	5,500	53,845
HUYA, Inc., ADR (a)	2,100	37,695
Momo, Inc., ADR	3,600	120,600
Sea Ltd., ADR (a)	11,700	470,574

		682,714

Specialty Finance — 0.0%
Hexindai, Inc., ADR (a),(b)	3,700	3,461
LexinFintech Holdings Ltd., ADR (a)	100	1,389

		4,850

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a),(b)	7,900	522,585

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (a),(b)	200	1,450
Aspire Holdings LLC, Class A (a),(c),(d)	1,502,082	1
China Telecom Corp. Ltd., ADR	700	28,833
KT Corp., ADR	4,900	56,840
VEON Ltd., ADR	51,700	130,801

		217,925

Utilities — 0.0%
Huaneng Power International, Inc., ADR	20	402

Total Asia		105,075,597

Europe — 0.8%
Asset Management — 0.1%
Bespoke Capital Acquisition Corp., A Shares (a),(c)	750,000	7,282,500

Automotive — 0.0%
Ferrari NV	100	16,554
Fiat Chrysler Automobiles NV (b)	105,200	1,545,388

		1,561,942

Biotechnology & Pharmaceuticals — 0.7%
Bayer AG (c)	83,356	6,807,766
CRISPR Therapeutics AG (a)	9,600	584,688
Grifols SA, ADR	3,000	69,870
InflaRx NV (a)	3,700	14,652
Nabriva Therapeutics plc (a)	100	132
Novartis AG (c)	359,126	34,101,756
Novo Nordisk A/S, B Shares (c)	233,470	13,550,466
ObsEva SA (a)	200	764
Prothena Corp. PLC (a),(b)	9,300	147,219

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
uniQure NV (a),(b)	9,800	$702,268

		55,979,581

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	18,000	347,400

Consumer Products — 0.0%
Avon Products, Inc. (b)	38,900	219,396
Nomad Foods Ltd. (a),(b)	17,200	384,764

		604,160

Health Care Facilities & Services — 0.0%
ICON PLC (a),(b)	600	103,338

Iron & Steel — 0.0%
ArcelorMittal	103	1,807

Media — 0.0%
Trivago NV, ADR (a),(b)	5,800	15,196

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC, ADR (a),(b)	1,700	1,751

Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A (b)	1,600	31,888

Retail - Discretionary — 0.0%
Hudson Ltd., Class A (a),(b)	11,200	171,808

Semiconductors — 0.0%
NXP Semiconductors NV (b),(c)	12,164	1,547,991

Software — 0.0%
InterXion Holding NV (a),(b)	19,300	1,617,533
Micro Focus International plc, ADR	700	9,821

		1,627,354

Specialty Finance — 0.0%
AerCap Holdings NV (a)	1,800	110,646

Technology Services — 0.0%
Atento SA (a),(b)	4,500	12,960

Transportation & Logistics — 0.0%
Golden Ocean Group Ltd.	1,220	7,088
Safe Bulkers, Inc. (a),(b)	17,100	29,070
SFL Corp. Ltd.	8,700	126,498
Tsakos Energy Navigation Ltd.	5,100	22,236

		184,892

Utilities — 0.0%
Atlantica Yield PLC (b)	17,900	472,381

Total Europe		70,057,595

Middle East — 0.1%
Aerospace & Defense — 0.0%
Ituran Location and Control Ltd.	300	7,539

Biotechnology & Pharmaceuticals — 0.0%
Intec Pharma Ltd. (a)	500	250

Electrical Equipment — 0.0%
Camtek Ltd. (b)	5,200	56,316

Hardware — 0.0%
Ceragon Networks Ltd. (a),(b)	3,000	6,300
Radware Ltd. (a),(b)	7,000	180,460

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Silicom Ltd. (a),(b)	200	$6,652

		193,412

Semiconductors — 0.1%
Mellanox Technologies Ltd. (a),(b)	20,800	2,437,344
Nova Measuring Instruments Ltd. (a),(b)	1,900	71,877
Tower Semiconductor Ltd. (a),(b)	21,000	505,260

		3,014,481

Software — 0.0%
Allot Ltd. (a),(b)	1,200	10,200
Check Point Software Technologies Ltd. (a),(b)	23,300	2,585,368
Sapiens International Corp. NV (b)	200	4,600

		2,600,168

Total Middle East		5,872,166

North America — 29.1%
Aerospace & Defense — 0.4%
AAR Corp. (b)	2,600	117,260
American Outdoor Brands Corp. (a)	800	7,424
Arconic, Inc.	16,005	492,474
Astronics Corp. (a)	1,100	30,745
Boeing Co.	300	97,728
Ducommun, Inc. (a),(b)	900	45,477
General Dynamics Corp.	8,300	1,463,705
HEICO Corp. (b)	6,988	797,680
Hexcel Corp.	199	14,589
Lockheed Martin Corp. (b)	28,899	11,252,692
Northrop Grumman Corp.	1,500	515,955
Raytheon Co. (b)	41,800	9,185,132
Sturm Ruger & Co., Inc.	1,000	47,030
United Technologies Corp.	34,600	5,181,696
Wesco Aircraft Holdings, Inc. (a)	9,600	105,792

		29,355,379

Apparel & Textile Products — 0.1%
Crocs, Inc. (a)	400	16,756
Culp, Inc. (b)	600	8,172
Skechers U.S.A., Inc., Class A (a),(b)	20,100	868,119
Tapestry, Inc. (b)	170,600	4,601,082
Unifi, Inc. (a),(b)	1,200	30,312
VF Corp. (b)	49,201	4,903,371
Vince Holding Corp. (a),(b)	306	5,297

		10,433,109

Asset Management — 3.1%
Affiliated Managers Group, Inc.	100	8,474
Alussa Energy Acquisition Corp. (a),(c)	675,000	6,804,000
Amplitude Healthcare Acquisition Corp. (a),(c)	300,000	3,015,000
Apex Technology Acquisition (a),(c)	233,750	2,449,700
Apex Technology Acquisition Corp., Class A (a),(c)	816,250	8,064,550
Ares Management Corp., Class A	7,100	253,399
ARYA Sciences Acquisition Corp., Class A (a),(c)	420,000	4,326,000
Bain Capital Specialty Finance, Inc.	6,800	134,368
BlackRock Capital Investment Corp. (b)	17,400	86,391
BlackRock TCP Capital Corp. (b)	15,400	216,370
Blucora, Inc. (a),(b)	200	5,228
BrightSphere Investment Group PLC (a),(b)	13,500	137,970
Brookfield Asset Management, Inc., Class A (c)	76,660	4,430,948
Capital Southwest Corp. (b)	200	4,162
Capitala Finance Corp. (b)	4,800	41,904

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
CHP Merger Corp. (a),(c)	825,000	$8,390,250
Churchill Capital Corp. II, Class A (a),(c)	999,999	10,326,390
CIIG Merger Corp. (a),(c)	392,442	3,971,513
Collier Creek Holdings, Class A (a),(c)	598,398	6,115,628
Conyers Park II Acquisition Corp., Class A (a),(c),(d)	500,000	5,055,000
Crescent Acquisition Corp., Class A (a),(c)	750,000	7,492,500
Diamond Eagle Acquisition Corp., Class A (a),(c)	375,000	4,012,500
E*TRADE Financial Corp.	1,700	77,129
Experience Investment Corp. (a),(c)	825,000	8,307,750
Far Point Acquisition Corp., Class A (a),(c)	416,667	4,270,837
Fidus Investment Corp. (b)	5,400	80,136
FinServ Acquisition Corp. (a),(c)	333,334	3,383,340
Forum Merger II Corp., Class A (a),(c)	31,000	316,510
FS Investment Corp.	600	3,678
Galileo Acquisition Corp. (a),(c)	342,155	3,472,873
Garrison Capital, Inc. (b)	1,300	7,566
GigCapital2, Inc. (a),(c),(d)	1,000,000	5,075,100
Gladstone Capital Corp. (b)	1,200	11,916
Gladstone Investment Corp. (b)	4,600	60,950
Gores Holdings, Inc., Class A (a),(c)	430,971	4,456,240
Gores Metropoulos, Inc., Class A (a),(c),(d)	750,000	7,590,000
Great Elm Capital Corp.	200	1,556
GX Acquisition Corp., Class A (a),(c)	500,000	5,005,000
Haymaker Acquisition Corp. II, Class A (a),(c)	1,200,000	12,072,000
Healthcare Merger Corp. (a),(c)	317,291	3,283,962
Hennessy Capital Acquisition Corp., Class A (a),(c)	380,000	3,860,800
Horizon Technology Finance Corp. (b)	6,271	81,084
Juniper Industrial Holdings, Inc. (a),(c)	597,365	6,033,386
Landcadia Holdings II, Inc., Class A (a),(c)	750,000	7,402,500
Leisure Acquisition Corp. (a),(c)	80,000	833,600
LGL Systems Acquisition Corp. (a),(c)	145,800	1,485,702
LIV Capital Acquisition Corp. (a),(c)	210,000	2,108,400
Manning & Napier, Inc. (b)	1,600	2,784
Medallion Financial Corp. (a),(b)	1,600	11,632
Monocle Acquisition Corp. (a),(c)	200,000	2,036,000
Monroe Capital Corp. (b)	3,300	35,838
Netfin Acquisition Corp., Class A (a),(c)	500,000	4,975,000
New Mountain Finance Corp. (b)	3,800	52,212
New Providence Acquisition Corp., Class A (a),(c)	600,000	5,916,000
Newtek Business Services Corp.	400	9,060
Oaktree Acquisition Corp. (a),(c),(d)	432,492	4,389,794
Oaktree Specialty Lending Corp. (b)	26,600	145,236
Oaktree Strategic Income Corp. (b)	100	819
Oppenheimer Holdings, Inc., Class A (b)	1,100	30,228
Osprey Technology Acquisition Corp. (a),(c)	846,818	8,620,607
Oxford Square Capital Corp. (b)	6,300	34,272
PennantPark Floating Rate Capital Ltd.	9,400	114,492
PennantPark Investment Corp. (b)	18,900	123,417
Pivotal Investment Corp. II, Class A (a),(c)	499,998	4,969,980
Portman Ridge Finance Corp. (b)	4,800	10,176
PropTech Acquisition Corp. (a),(c)	195,000	1,989,000
Prospect Capital Corp.	2,500	16,100
Saratoga Investment Corp.	1,000	24,950
Silver Spike Acquisition Corp., Class A (a),(c)	750,000	7,440,000
Software Acquisition Group, Inc. (a),(c)	358,266	3,636,400
Solar Capital Ltd. (b)	7,500	154,650
Solar Senior Capital Ltd. (b)	1,800	31,680
South Mountain Merger Corp., Class A (a),(c)	600,000	5,922,000
Subversive Capital Acquisition Corp., Class A (a),(c)	1,500,000	14,610,000
Switchback Energy Acquisition (a),(c),(d)	500,000	5,010,000
TCG BDC, Inc. (b)	7,400	99,012
THL Credit, Inc. (b)	4,500	28,395

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Thunder Bridge Acquisition II Ltd., Class A (a),(c)	750,000	$7,462,500
Tortoise Acquisition Corp. (a),(c)	41,667	406,253
Trine Acquisition Corp., Class A (a),(c)	400,000	3,992,000
Tuscan Holdings Corp. (a),(c)	716,300	7,162,815
Union Acquisition Corp. II (a),(c)	525,000	5,328,750
Westwood Holdings Group, Inc. (b)	200	5,924
WhiteHorse Finance, Inc. (b)	6,000	82,200
WisdomTree Investments, Inc.	300	1,452

		249,505,888

Automotive — 0.1%
Adient PLC (a),(b)	4,100	87,125
Cooper-Standard Holding, Inc. (a),(b)	3,700	122,692
Dana, Inc. (b)	17,000	309,400
Delphi Technologies plc (b)	15,400	197,582
General Motors Co.	95,700	3,502,620
Miller Industries, Inc. (b)	100	3,713
Modine Manufacturing Co. (a),(b)	6,400	49,280
Superior Industries International, Inc. (b)	2,700	9,963
Telenav, Inc. (a),(b)	11,800	57,348
Tenneco, Inc., Class A	2,800	36,680

		4,376,403

Banking — 3.4%
Arrow Financial Corp. (b)	380	14,364
Atlantic Capital Bancshares, Inc. (a),(b)	3,500	64,225
Bancorp, Inc. (a),(b)	7,300	94,681
Bank of America Corp. (c)	236,709	8,336,891
Bank of Marin Bancorp (b)	600	27,030
Bank of NT Butterfield & Son Ltd. (b)	9,400	347,988
Bank OZK (b)	800	24,404
BankFinancial Corp. (b)	1,155	15,107
Bridge Bancorp, Inc. (b)	200	6,706
Bridgewater Bancshares, Inc. (a),(b)	1,400	19,292
Byline Bancorp, Inc. (c)	750,601	14,689,262
Cadence BanCorp	9,140	165,708
Capstar Financial Holdings, Inc.	100	1,665
Centerstate Banks, Inc. (c)	285,875	7,141,157
Citigroup, Inc.	600	47,934
Citizens Financial Group, Inc. (b)	50,800	2,062,988
Comerica, Inc. (b)	48,200	3,458,350
ConnectOne Bancorp, Inc. (c)	341,082	8,772,629
East West Bancorp, Inc. (b)	44,800	2,181,760
Fifth Third Bancorp (b)	48	1,476
Financial Institutions, Inc. (b)	1,100	35,310
First BanCorp (b)	70,300	744,477
First Community Bankshares, Inc. (b)	700	21,714
First Defiance Financial Corp. (b)	2,000	62,980
First Financial Corp. (b)	400	18,288
First Financial Northwest, Inc. (b)	400	5,976
First Midwest Bancorp, Inc. (c)	953,995	21,999,125
Flushing Financial Corp. (b)	1,500	32,408
FS Bancorp, Inc. (b)	100	6,379
German American Bancorp, Inc. (b)	1,100	39,182
Heritage Commerce Corp. (b)	11,300	144,979
HomeTrust Bancshares, Inc.	100	2,683
Horizon Bancorp, Inc.	100	1,900
IBERIABANK Corp.	7,700	576,191
Independent Bank Corp. (b)	2,900	65,685
Investors Bancorp, Inc.	5,900	70,298
JPMorgan Chase & Co. (c)	107,192	14,942,565
Kearny Financial Corp.	2,082	28,794

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
KeyCorp	15,200	$307,648
Lakeland Bancorp, Inc. (b)	1,300	22,594
Live Oak Bancshares, Inc. (b)	2,900	55,129
M&T Bank Corp.	100	16,975
Macatawa Bank Corp. (b)	200	2,226
Mercantile Bank Corp. (b)	1,100	40,117
Merchants Bancorp (b)	100	1,971
Midland States Bancorp, Inc. (c)	279,659	8,098,925
MidWestOne Financial Group, Inc. (b)	300	10,869
National Bankshares, Inc. (b)	100	4,493
Northrim BanCorp, Inc. (b)	400	15,320
Northwest Bancshares, Inc.	500	8,315
OceanFirst Financial Corp. (c)	894,560	22,847,062
OFG Bancorp (b)	200	4,722
Old Second Bancorp, Inc.	600	8,082
Opus Bank (c)	264,818	6,850,842
Origin Bancorp, Inc. (c)	12,188	461,194
PB Bancorp, Inc.	400	6,064
PCSB Financial Corp. (b)	1,000	20,250
Peapack Gladstone Financial Corp. (b)	800	24,720
Peoples Bancorp, Inc. (b)	500	17,330
PNC Financial Services Group, Inc. (c)	52,112	8,318,639
Popular, Inc. (b)	20,290	1,192,037
Preferred Bank (b)	100	6,009
Provident Bancorp, Inc. (a)	1,800	22,410
QCR Holdings, Inc. (b),(c)	282,044	12,370,450
RBB Bancorp (b)	200	4,234
Regions Financial Corp. (b)	372,700	6,395,532
Republic First Bancorp, Inc. (a)	1,500	6,270
Signature Bank (c)	148,819	20,330,164
Southern National Bancorp of Virginia, Inc.	1,300	21,255
Spirit of Texas Bancshares, Inc. (a)	1,000	23,000
Stock Yards Bancorp, Inc. (b)	1,000	41,060
SVB Financial Group (a),(b)	5,100	1,280,304
Synovus Financial Corp. (b)	38,963	1,527,350
TCF Financial Corp. (c)	124,433	5,823,464
Territorial Bancorp, Inc. (b)	400	12,376
TriState Capital Holdings, Inc. (a),(b)	1,900	49,628
Truist Financial Corp.	10,439	587,924
TrustCo Bank Corp.	1,000	8,670
Umpqua Holdings Corp. (b),(c)	503,916	8,919,313
United Community Financial Corp. (b)	3,900	45,474
Univest Financial Corp. (c)	542,861	14,537,818
Valley National Bancorp	40	458
Veritex Holdings, Inc. (c)	516,614	15,048,966
Washington Trust Bancorp, Inc. (b)	900	48,411
Waterstone Financial, Inc. (b)	500	9,515
WesBanco, Inc.	100	3,779
Western Alliance Bancorp (b),(c)	437,285	24,925,245
WSFS Financial Corp. (c)	342,857	15,082,279
Zions Bancorp NA (c)	291,998	15,160,536

		276,899,969

Biotechnology & Pharmaceuticals — 3.8%
AbbVie, Inc. (b)	347,000	30,723,380
Achillion Pharmaceuticals, Inc. (a),(b)	17,200	103,716
Acorda Therapeutics, Inc. (a),(b)	21,400	43,656
ADMA Biologics, Inc. (a)	300	1,200
Aduro Biotech, Inc. (a),(b)	4,900	5,782
Agenus, Inc. (a)	4,700	19,129
Akorn, Inc. (a),(b)	87,300	130,950
Aldeyra Therapeutics, Inc. (a)	600	3,486

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	11,900	$1,286,985
Alkermes PLC (a),(b)	69,700	1,421,880
Allergan PLC (b),(c)	148,230	28,337,129
AMAG Pharmaceuticals, Inc. (a),(b)	10,400	126,568
Amneal Pharmaceuticals, Inc. (a)	9,700	46,754
AnaptysBio, Inc. (a)	8,500	138,125
Anika Therapeutics, Inc. (a),(b)	7,200	373,320
Antares Pharma, Inc. (a),(b)	48,300	227,010
Apellis Pharmaceuticals, Inc. (a)	11,700	358,254
Applied Genetic Technologies Corp. (a),(b)	900	4,068
Aptinyx, Inc. (a),(b)	3,100	10,602
Aravive, Inc. (a),(b)	1,900	25,973
Arbutus Biopharma Corp. (a)	200	556
Arcturus Therapeutics Holdings Co. (a)	800	8,696
Arcus Biosciences, Inc. (a)	2,100	21,210
Ardelyx, Inc. (a)	500	3,753
ArQule, Inc. (a)	1,600	31,936
Arrowhead Pharmaceuticals, Inc. (a)	900	57,087
Arvinas Holding Co. LLC (a)	700	28,763
Assembly Biosciences, Inc. (a),(b)	600	12,276
Assertio Therapeutics, Inc. (a)	5,200	6,500
Atara Biotherapeutics, Inc. (a)	11,300	186,111
Athenex, Inc. (a)	6,900	105,363
Athersys, Inc. (a),(b)	1,600	1,968
Aurora Cannabis, Inc. (a)	300	648
Avid Bioservices, Inc. (a)	3,343	25,641
Avrobio, Inc. (a)	200	4,026
Bausch Health Cos., Inc. (a)	600	17,952
BioCryst Pharmaceuticals, Inc. (a),(b)	57,900	199,755
BioDelivery Sciences International, Inc. (a),(b)	43,700	276,184
Biogen, Inc. (a),(b)	7,800	2,314,494
Biohaven Pharmaceutical Holding Co. Ltd. (a),(b)	15,400	838,376
BioMarin Pharmaceutical, Inc. (a),(b)	23,600	1,995,380
BioSpecifics Technologies Corp. (a),(b)	100	5,694
Bluebird Bio, Inc. (b),(a)	7,800	684,450
Blueprint Medicines Corp. (a)	100	8,011
Bristol-Myers Squibb Co. (b),(a),(c)	1,050,822	32,609,520
Cassava Sciences, Inc.	25	130
Catalyst Biosciences, Inc. (a),(b)	4,400	29,964
Catalyst Pharmaceuticals, Inc. (a)	15,900	59,625
Celldex Therapeutics, Inc. (a),(b)	1,034	2,306
ChemoCentryx, Inc. (a),(b)	9,100	359,905
Chiasma, Inc. (a)	100	496
Chimerix, Inc. (a),(b)	24,300	49,329
Coherus Biosciences, Inc. (a),(b)	11,700	210,658
Concert Pharmaceuticals, Inc. (a)	1,500	13,838
Contra OncoMed Pharmaceuticals, Inc. (a)	700	0
CTI BioPharma Corp. (a),(b)	4,400	6,952
Curis, Inc. (a),(b)	3,560	6,052
Cytokinetics, Inc. (a),(b)	23,400	248,274
CytomX Therapeutics, Inc. (a),(b)	18,500	153,735
Dermira, Inc. (a)	200	3,032
Dicerna Pharmaceuticals, Inc. (a)	18,500	407,555
Diffusion Pharmaceuticals, Inc. (a)	26	12
Durect Corp. (a),(b)	14,600	55,480
Editas Medicine, Inc. (a)	12,000	355,320
Eiger BioPharmaceuticals, Inc. (a)	1,700	25,330
Elanco Animal Health, Inc. (a)	38	1,119
Eli Lilly & Co.	16,600	2,181,738
Enanta Pharmaceuticals, Inc. (a)	400	24,712
Exelixis, Inc. (a),(b)	10,100	177,962
Fate Therapeutics, Inc. (a),(b)	7,600	148,732

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
FibroGen, Inc. (a)	3,300	$141,537
Five Prime Therapeutics, Inc. (a),(b)	18,900	86,751
G1 Therapeutics, Inc. (a)	2,400	63,432
Galectin Therapeutics, Inc. (a)	19	54
Gilead Sciences, Inc. (b),(c)	348,820	22,666,324
Halozyme Therapeutics, Inc. (a),(b)	50,100	888,273
Harpoon Therapeutics, Inc. (a)	200	2,958
Hepion Pharmaceuticals, Inc. (a)	47	252
Horizon Therapeutics PLC (a),(b)	42,900	1,552,980
Idera Pharmaceuticals, Inc. (a),(b)	400	728
ImmunoGen, Inc. (a),(b)	14,100	71,980
Incyte Corp. (a),(b)	44,200	3,859,544
Insmed, Inc. (a),(b)	1,300	31,044
Intellia Therapeutics, Inc. (a)	5,600	82,152
Intercept Pharmaceuticals, Inc. (a),(b)	17,100	2,119,032
Intersect ENT, Inc. (a),(b)	3,100	77,190
Intrexon Corp. (a)	3,000	16,440
Ionis Pharmaceuticals, Inc. (a),(b)	53,400	3,225,894
Iovance Biotherapeutics, Inc. (a)	3,400	94,112
Ironwood Pharmaceuticals, Inc. (a),(b)	63,100	839,861
Jazz Pharmaceuticals PLC (a)	1,000	149,280
Johnson & Johnson (b)	199,600	29,115,652
Jounce Therapeutics, Inc. (a),(b)	5,600	48,888
Kadmon Holdings, Inc. (a)	35,600	161,268
Karyopharm Therapeutics, Inc. (a)	17,500	335,475
Kezar Life Sciences, Inc. (a)	2,000	8,020
Kura Oncology, Inc. (a)	3,300	45,375
Lannett Co., Inc. (a)	5,600	49,392
Lexicon Pharmaceuticals, Inc. (a)	15,600	64,740
Ligand Pharmaceuticals, Inc. (a),(b)	12,600	1,314,054
Lineage Cell Therapeutics, Inc. (a),(b)	5,400	4,806
MacroGenics, Inc. (a)	10,600	115,328
Mallinckrodt PLC (a)	37,200	129,828
Medicines Co. (a)	11,400	968,316
MeiraGTx Holdings plc (a)	400	8,008
Menlo Therapeutics, Inc. (a),(b)	300	1,392
Merck & Co., Inc. (b)	279,400	25,411,430
Mersana Therapeutics, Inc. (a)	300	1,719
Millendo Therapeutics, Inc. (a),(b)	313	2,110
Mirati Therapeutics, Inc. (a)	1,100	141,746
Molecular Templates, Inc. (a)	328	4,587
Momenta Pharmaceuticals, Inc. (a)	8,200	161,786
Mylan NV (a)	16,200	325,620
Natural Health Trends Corp. (b)	2,800	15,064
Neurocrine Biosciences, Inc. (a),(b),(c)	225,826	24,274,037
Ocugen, Inc. (a)	100	52
Odonate Therapeutics, Inc. (a)	500	16,225
Omthera Pharmaceutical, Inc. (a),(d)	700	0
Organogenesis Holdings, Inc . (a)	1,100	5,291
Otonomy, Inc. (a),(b)	2,300	8,809
Ovid therapeutics, Inc. (a)	200	830
Pacira Pharmaceuticals, Inc. (a)	300	13,590
PDL BioPharma, Inc. (a),(b)	1,600	5,192
Perrigo Co. PLC (b)	12,600	650,916
Pfenex, Inc. (a)	200	2,196
Pfizer, Inc. (b)	731,200	28,648,416
Pieris Pharmaceuticals, Inc. (a)	200	724
Portola Pharmaceuticals, Inc. (a)	7,600	181,488
Protagonist Therapeutics, Inc. (a),(b)	14,800	104,340
Proteostasis Therapeutics, Inc. (a)	1,500	3,420
PTC Therapeutics, Inc. (a)	18,900	907,767
Puma Biotechnology, Inc. (a),(b)	9,600	84,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ra Pharmaceuticals, Inc. (a),(b)	3,100	$145,483
Radius Health, Inc. (a)	22,000	443,520
Recro Pharma, Inc. (a),(b)	14,700	269,451
Regeneron Pharmaceuticals, Inc. (a),(b),(c)	65,420	24,563,902
resTORbio, Inc. (a)	600	894
Retrophin, Inc. (a),(b)	19,600	278,320
Rigel Pharmaceuticals, Inc. (a),(b)	12,800	27,392
Sangamo BioSciences, Inc. (a)	10,300	86,211
Savara, Inc. (a)	1,051	4,708
Selecta Biosciences, Inc. (a),(b)	2,400	5,712
Seres Therapeutics, Inc. (a)	600	2,070
Sesen Bio, Inc. (a)	532	553
Sierra Oncology, Inc. (a),(b)	2,700	921
Solid Biosciences, Inc. (a)	700	3,115
Sunesis Pharmaceuticals, Inc. (a)	2,800	946
Supernus Pharmaceuticals, Inc. (a),(b)	7,700	182,644
Synlogic, Inc. (a)	8,500	21,930
Syros Pharmaceuticals, Inc. (a)	5,800	40,078
Tetraphase Pharmaceuticals, Inc. (a)	25	70
Tocagen, Inc. (a)	1,600	853
Translate Bio, Inc. (a)	100	814
Trovagene, Inc. (a)	3	4
Twist Bioscience Corp. (a)	200	4,200
United Therapeutics Corp. (a),(b)	20,001	1,761,688
USANA Health Sciences, Inc. (a),(b)	3,700	290,635
Vanda Pharmaceuticals, Inc. (a),(b)	18,500	303,585
Vertex Pharmaceuticals, Inc. (a),(b),(c)	104,250	22,825,537
Voyager Therapeutics, Inc. (a)	900	12,555
Xenon Pharmaceuticals, Inc. (a),(b)	200	2,622
Zafgen, Inc. (a)	6,700	7,437
Zoetis, Inc. (b)	23,600	3,123,460
Zymeworks, Inc. (a)	6,800	309,128
Zynerba Pharmaceuticals, Inc. (a)	100	604

		311,387,330

Chemicals — 0.4%
3M Co.	106,800	18,841,656
AdvanSix, Inc. (a),(b)	2,700	53,892
Air Products & Chemicals, Inc. (b)	6,600	1,550,934
Ashland Global Holdings, Inc.	300	22,959
Axalta Coating Systems Ltd. (a),(b)	66,900	2,033,760
Cabot Corp. (b)	9,500	451,440
Chemours Co.	9,900	179,091
DuPont de Nemours, Inc. (b)	8,953	574,783
Ecolab, Inc.	2,900	559,671
Haynes International, Inc. (b)	600	21,468
Huntsman Corp. (b)	108,500	2,621,360
Lydall, Inc. (a),(b)	2,000	41,040
Methanex Corp.	400	15,452
Mosaic Co.	9,200	199,088
OMNOVA Solutions, Inc. (a),(b)	2,100	21,231
PolyOne Corp. (b)	20,900	768,911
Rayonier Advanced Materials, Inc.	6,000	23,040
Sherwin-Williams Co.	13,900	8,111,206
Stepan Co. (b)	2,200	225,368
Univar, Inc. (a)	13,100	317,544
Valvoline, Inc.	3,800	81,358
Venator Materials plc (a),(b)	25,000	95,750

		36,811,002

Commercial Services — 0.1%
Acacia Research Corp. (a),(b)	2,900	7,714

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Aramark	1,300	$56,420
ARC Document Solutions, Inc. (a),(b)	6,100	8,479
Avalara, Inc. (a),(b)	39,200	2,871,400
Barrett Business Services, Inc. (b)	600	54,276
Care.com, Inc. (a),(b)	15,600	234,468
CBIZ, Inc. (a)	500	13,480
Cintas Corp. (b)	3,100	834,148
Civeo Corp. (a),(b)	14,000	18,060
Collectors Universe, Inc. (b)	2,300	53,015
CorVel Corp. (a),(b)	700	61,152
CRA International, Inc. (b)	1,200	65,364
FTI Consulting, Inc. (a)	300	33,198
GP Strategies Corp. (a),(b)	100	1,323
Hackett Group, Inc. (b)	3,700	59,718
Healthcare Services Group, Inc. (b)	29,900	727,168
Heidrick & Struggles International, Inc. (b)	600	19,500
HMS Holdings Corp. (a),(b)	100	2,960
Huron Consulting Group, Inc. (a),(b)	2,600	178,672
Kelly Services, Inc., Class A (b)	1,100	24,838
Korn/Ferry International (b)	15,500	657,200
Quad/Graphics, Inc.	1,900	8,873
R1 RCM, Inc. (a),(b)	25,600	332,288
Resources Connection, Inc. (b)	400	6,532
Robert Half International, Inc.	7,700	486,255
ServiceMaster Global Holdings, Inc. (a),(b)	11,900	460,054
ShotSpotter, Inc. (a)	600	15,300
SP Plus Corp. (a),(b)	3,400	144,262
TriNet Group, Inc. (a),(b)	5,100	288,711
Vectrus, Inc. (a),(b)	1,000	51,260
Viad Corp. (b)	900	60,750

		7,836,838

Construction Materials — 0.1%
Advanced Drainage Systems, Inc. (b)	19,400	753,496
Apogee Enterprises, Inc.	400	13,000
Boise Cascade Co. (b)	1,100	40,183
Carlisle Cos., Inc. (b)	11,000	1,780,240
Forterra, Inc. (a)	600	6,936
MDU Resources Group, Inc. (b)	37,200	1,105,212
Owens Corning	6,300	410,256
Summit Materials, Inc., Class A (a)	9,681	231,376

		4,340,699

Consumer Products — 0.2%
BellRing Brands, Inc., Class A (a)	4,600	97,934
Cadiz, Inc. (a)	900	9,918
Central Garden and Pet Co., Class A (a),(b)	3,000	88,080
Coca-Cola Co.	18,700	1,035,045
Constellation Brands, Inc., Class A	4,600	872,850
Craft Brew Alliance, Inc. (a),(b)	200	3,300
Edgewell Personal Care Co. (a)	3,100	95,976
elf Beauty, Inc. (a)	100	1,613
Farmer Brothers Co. (a),(b)	1,900	28,614
Flowers Foods, Inc.	2,700	58,698
General Mills, Inc.	14,800	792,688
Hormel Foods Corp.	16,000	721,760
Hostess Brands, Inc. (a),(b)	48,300	702,282
JM Smucker Co.	100	10,413
Lamb Weston Holdings, Inc.	598	51,446
Landec Corp. (a),(b)	1,000	11,310
MGP Ingredients, Inc.	400	19,380
Mondelez International, Inc., Class A	19,500	1,074,060

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Monster Beverage Corp. (a),(b)	99,200	$6,304,160
National Beverage Corp. (a),(b)	4,700	239,794
Nu Skin Enterprises, Inc., Class A (b)	16,500	676,170
Phibro Animal Health Corp., Class A (b)	900	22,347
Philip Morris International, Inc.	6,200	527,558
Revlon, Inc., Class A (a)	44	942
Simply Good Foods Co. (a)	14,600	416,684
Spectrum Brands Holdings, Inc.	1,113	71,555
SunOpta, Inc. (a),(b)	300	750
Turning Point Brands, Inc.	700	20,020
Veru, Inc. (a),(b)	500	1,675

		13,957,022

Consumer Services — 0.0%
2U, Inc. (a)	200	4,798
Adtalem Global Education, Inc. (a),(b)	8,200	286,754
American Public Education, Inc. (a),(b)	700	19,173
Carriage Services, Inc. (b)	3,300	84,480
Perdoceo Education Corp (a)	12,600	231,714
Rosetta Stone, Inc. (a),(b)	8,700	157,818
Service Corp. International/US (b)	8,200	377,446

		1,162,183

Containers & Packaging — 0.0%
AptarGroup, Inc.	300	34,686
Ball Corp. (b)	48,400	3,130,028
Graphic Packaging Holding Co.	9,700	161,505
Sealed Air Corp.	100	3,983
WestRock Co. (b)	14,100	605,031

		3,935,233

Design, Manufacturing & Distribution — 0.1%
Arrow Electronics, Inc. (a)	2,400	203,376
Avnet, Inc.	22,500	954,900
Celestica, Inc. (a),(b)	1,200	9,924
Flex Ltd. (a),(b)	294,800	3,720,376
Sanmina Corp. (a),(b)	3,700	126,688

		5,015,264

Distributors - Consumer Staples — 0.1%
Bunge Ltd.	2,000	115,100
Calavo Growers, Inc.	100	9,059
Performance Food Group Co. (a)	6,300	324,324
Sysco Corp. (b)	66,800	5,714,072
United Natural Foods, Inc. (a),(b)	36,100	316,236
US Foods Holding Corp. (a),(b)	57,400	2,404,486

		8,883,277

Distributors - Discretionary — 0.0%
Copart, Inc. (a),(b)	22,900	2,082,526
ePlus, Inc. (a),(b)	100	8,429
IAA, Inc. (a)	2,500	117,650
KAR Auction Services, Inc.	2,600	56,654
ScanSource, Inc. (a),(b)	500	18,475
Veritiv Corp. (a)	300	5,901

		2,289,635

Electrical Equipment — 0.2%
Alarm.com Holdings, Inc. (a)	700	30,079
AO Smith Corp. (b)	13,600	647,904
Atkore International Group, Inc. (a),(b)	1,700	68,782

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bel Fuse, Inc., Class B (b)	100	$2,050
BWX Technologies, Inc. (b)	6,700	415,936
Eaton Corp. PLC	13,300	1,259,776
Emerson Electric Co.	700	53,382
FARO Technologies, Inc. (a),(b)	2,000	100,700
Fortive Corp.	3,200	244,448
Honeywell International, Inc.	41,700	7,380,900
Ingersoll-Rand PLC	16,900	2,246,348
Kimball Electronics, Inc. (a),(b)	100	1,755
Lennox International, Inc.	5,600	1,366,232
LSI Industries, Inc. (b)	3,400	20,570
nVent Electric plc	5,100	130,458
Powell Industries, Inc. (b)	500	24,495
Rockwell Automation, Inc. (b)	12,600	2,553,642
SMART Global Holdings, Inc. (a)	6,300	239,022
TE Connectivity Ltd. (b)	3,500	335,440

		17,121,919

Engineering & Construction Services — 0.1%
Aegion Corp. (a),(b)	2,500	55,925
Dycom Industries, Inc. (a),(b)	3,700	174,455
Exponent, Inc. (b)	4,000	276,040
Fluor Corp. (b)	105,100	1,984,288
frontdoor, Inc. (a),(b)	20,550	974,481
Installed Building Products, Inc. (a)	400	27,548
Iteris, Inc. (a)	2,600	12,974
Jacobs Engineering Group, Inc.	33,000	2,964,390
Mistras Group, Inc. (a),(b)	2,700	38,529
MYR Group, Inc. (a),(b)	1,400	45,626
Orion Group Holdings, Inc. (a),(b)	5,600	29,064
Stantec, Inc.	300	8,490
Sterling Construction Co., Inc. (a),(b)	6,900	97,152
TopBuild Corp. (a)	1,100	113,388
Tutor Perini Corp. (a)	10,100	129,886
WillScot Corp. (a)	23,900	441,911

		7,374,147

Forest & Paper Products — 0.0%
PH Glatfelter Co. (b)	1,500	27,450
Resolute Forest Products, Inc. (a),(b)	20,200	84,840
Verso Corp., Class A (a),(b)	7,100	128,013

		240,303

Gaming, Lodging & Restaurants — 1.4%
BBX Capital Corp. (b)	2,000	9,540
Cannae Holdings, Inc. (a)	2,900	107,851
Carnival Corp. (b)	173,300	8,808,839
Carnival PLC, ADR (b)	12,700	611,632
Cheesecake Factory, Inc. (The)	1,000	38,860
Del Taco Restaurants, Inc. (a),(b)	15,200	120,156
Denny’s Corp. (a),(b)	10,500	208,740
Dunkin’ Brands Group, Inc. (b)	31,600	2,387,064
Eldorado Resorts, Inc. (a)	15,465	922,333
Everi Holdings, Inc. (a),(b)	60,600	813,858
Hilton Grand Vacations, Inc. (a)	1,600	55,024
Hilton Worldwide Holdings, Inc. (b)	75,700	8,395,887
Hyatt Hotels Corp., Class A (b)	17,500	1,569,925
International Game Technology PLC	2,000	29,940
J Alexander’s Holdings, Inc. (a),(b)	1,200	11,472
Lindblad Expeditions Holdings, Inc. (a),(b)	8,000	130,800
Marriott International, Inc., Class A (b)	17,300	2,619,739
McDonald’s Corp. (b)	148,900	29,424,129

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
MGM Resorts International (b)	256,300	$8,527,101
Monarch Casino & Resort, Inc. (a),(b)	1,500	72,825
Noodles & Co. (a),(b)	15,400	85,316
Norwegian Cruise Line Holdings Ltd. (a)	29,100	1,699,731
Papa John’s International, Inc.	5,600	353,640
Restaurant Brands International, Inc. (b)	121,921	7,774,902
Royal Caribbean Cruises Ltd. (b)	52,700	7,035,977
Scientific Games Corp., Class A (a)	4,100	109,798
Starbucks Corp. (b)	274,100	24,098,872
Target Hospitality Corp. (a)	100	500
Texas Roadhouse, Inc. (b)	33,700	1,897,984
Wendy’s Co. (b)	168,400	3,740,164
Wingstop, Inc. (b)	16,700	1,440,041
Yum! Brands, Inc. (b)	6,200	624,526

		113,727,166

Hardware — 0.6%
A10 Networks, Inc. (a),(b)	9,500	65,265
ADTRAN, Inc.	1,200	11,868
Anterix, Inc. (b),(a)	3,700	159,877
AstroNova, Inc.	100	1,372
CalAmp Corp. (a),(b)	6,800	65,144
Casa Systems, Inc. (a),(b)	14,500	59,305
Ciena Corp. (a)	4,900	209,181
Cisco Systems, Inc. (b)	661,300	31,715,948
Clearfield, Inc. (a),(b)	700	9,758
Daktronics, Inc. (b)	6,500	39,585
Digi International, Inc. (a),(b)	4,300	76,196
Dolby Laboratories, Inc., Class A (b)	16,600	1,142,080
EMCORE Corp. (a),(b)	2,900	8,816
Extreme Networks, Inc. (a),(b)	23,100	170,247
Harmonic, Inc. (a),(b)	6,200	48,360
HP, Inc.	164,300	3,376,365
InterDigital, Inc. (b)	3,100	168,919
Juniper Networks, Inc. (b)	67,000	1,650,210
LightPath Technologies, Inc., Class A (a),(b)	600	435
NCR Corp. (a)	100	3,516
NetApp, Inc. (b)	23,000	1,431,750
NETGEAR, Inc. (a),(b)	8,700	213,237
Nutanix, Inc., Class A (a)	13,300	415,758
PagerDuty, Inc. (a)	1,100	25,729
PC-Tel, Inc.	400	3,388
Pitney Bowes, Inc.	200	806
PlayAGS, Inc. (a),(b)	8,800	106,744
Pure Storage, Inc., Class A (a),(b)	78,300	1,339,713
Ribbon Communications, Inc. (a),(b)	7,300	22,630
Seagate Technology PLC (b)	49,600	2,951,200
Sierra Wireless, Inc. (a),(b)	8,300	79,265
Sonos, Inc. (a),(b)	37,700	588,874
Stratasys Ltd. (a),(b)	2,871	58,066
TTM Technologies, Inc. (a)	4,400	66,220
Universal Electronics, Inc. (a),(b)	1,000	52,260
Vishay Precision Group, Inc. (a),(b)	1,300	44,200
Vocera Communications, Inc. (a),(b)	5,000	103,800
VOXX International Corp. (a),(b)	2,100	9,198

		46,495,285

Health Care — 0.0%
Vapotherm, Inc. (a)	600	7,296

Health Care Facilities & Services — 1.7%
Alphatec Holdings, Inc. (a)	3,000	21,285

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
American Renal Associates Holdings, Inc. (a),(b)	200	$2,074
AmerisourceBergen Corp.	1,300	110,526
Anthem, Inc. (b)	23,700	7,158,111
Ardagh Group SA	100	1,958
Capricor Therapeutics, Inc. (a)	269	344
Centene Corp. (a),(c)	92,410	5,809,817
Cigna Corp. (c)	28,000	5,725,720
Contura Energy, Inc. (a)	4,100	37,105
Diplomat Pharmacy, Inc. (a),(b)	24,300	97,200
Encompass Health Corp. (b)	24,800	1,717,896
Enzo Biochem, Inc. (a),(b)	5,200	13,676
Frontier Communications Corp. (a)	20	18
Fulgent Genetics, Inc. (a)	1,400	18,060
HCA Healthcare, Inc. (c)	208,700	30,847,947
HealthEquity, Inc. (a),(b)	18,800	1,392,516
Henry Schein, Inc. (a)	1,600	106,752
Humana, Inc. (b),(c)	64,710	23,717,509
Iqvia Holdings, Inc. (a),(c)	46,530	7,189,350
Joint Corp. (The) (a)	300	4,842
Laboratory Corp. of America Holdings (a),(b),(c)	162,570	27,501,967
Magellan Health, Inc. (a),(b)	6,000	469,500
MEDNAX, Inc. (a)	2,600	72,254
Natera, Inc. (a),(b)	12,100	407,649
Neuronetics, Inc. (a)	700	3,143
Nevro Corp. (a)	3,600	423,144
Option Care Health, Inc. (a),(b)	3,100	11,563
Owens & Minor, Inc. (b)	22,700	117,359
Patterson Cos., Inc.	1,300	26,624
Providence Service Corp. (a),(b)	400	23,672
Quest Diagnostics, Inc. (b)	9,200	982,468
Quorum Health Corp. (a),(b)	5,000	4,781
RadNet, Inc. (a),(b)	7,500	152,250
SSR Mining, Inc. (a)	400	7,704
Sun Communities, Inc.	900	135,090
Teekay LNG Partners LP	600	9,336
Tenet Healthcare Corp. (a)	5,100	193,953
Tivity Health, Inc. (a)	24	488
Triple-S Management Corp., B Shares (a),(b)	4,450	82,280
UnitedHealth Group, Inc. (b),(c)	68,410	20,111,172
WellCare Health Plans, Inc. (a)	13,700	4,523,877
Y-mAbs Therapeutics, Inc. (a)	400	12,500

		139,245,480

Home & Office Products — 0.2%
ACCO Brands Corp. (b)	17,600	164,736
Armstrong Flooring, Inc. (a),(b)	7,500	32,025
Caesarstone Ltd. (b)	4,000	60,280
CSS Industries, Inc. (b)	300	1,323
DR Horton, Inc. (b)	72,500	3,824,375
Flexsteel Industries, Inc.	100	1,992
Griffon Corp.	700	14,231
Interface, Inc. (b)	2,400	39,816
JELD-WEN Holding, Inc. (a),(b)	2,200	51,502
Kimball International, Inc., Class B (b)	3,400	70,278
Leggett & Platt, Inc.	300	15,249
Libbey, Inc. (a),(b)	300	435
Masco Corp. (b)	146,300	7,020,937
Masonite International Corp. (a)	500	36,105
Mohawk Industries, Inc. (a),(b)	3,600	490,968
NVR, Inc. (a),(b)	300	1,142,523
PGT Innovations, Inc. (a)	100	1,491
Scotts Miracle-Gro Co., Class A	5,500	583,990

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Skyline Champion Corp. (a)	300	$9,510
Snap-on, Inc.	2,200	372,680
Stanley Black & Decker, Inc. (b)	18,900	3,132,486
Steelcase, Inc., Class A	5,600	114,576
Tempur Sealy International, Inc. (a),(b)	27,600	2,402,856
Tupperware Brands Corp. (b)	29,200	250,536

		19,834,900

Industrial Services — 0.1%
DXP Enterprises, Inc. (a),(b)	400	15,924
H&E Equipment Services, Inc. (b)	4,900	163,807
Harsco Corp. (a),(b)	1,000	23,010
Herc Holdings, Inc. (a),(b)	2,654	129,887
Resideo Technologies, Inc. (a),(b)	35,100	418,743
Ritchie Bros Auctioneers, Inc. (b)	16,200	695,790
Titan Machinery, Inc. (a),(b)	5,000	73,900
WW Grainger, Inc. (b)	10,200	3,452,904

		4,973,965

Institutional Financial Services — 0.3%
Bank of New York Mellon Corp. (b),(c)	248,398	12,501,871
Moelis & Co., Class A (b),(c)	284,350	9,076,452
Nasdaq, Inc.	9,300	996,030
State Street Corp. (b)	42,300	3,345,930

		25,920,283

Insurance — 0.1%
Allstate Corp. (b)	43,201	4,857,952
American Financial Group, Inc. (b)	1,600	175,440
AMERISAFE, Inc. (b)	1,200	79,236
Assured Guaranty Ltd.	11,700	573,534
Atlas Financial Holdings, Inc. (a),(b)	2,400	1,036
Brighthouse Financial, Inc. (a),(b)	5,600	219,688
Crawford & Co., Class B (b)	100	1,015
Employers Holdings, Inc. (b)	3,900	162,825
Equitable Holdings, Inc.	100	2,478
FedNat Holding Co. (b)	200	3,326
FGL Holdings (b)	16,700	177,855
Greenlight Capital Re Ltd., A Shares (a),(b)	1,900	19,209
Hallmark Financial Services, Inc. (a)	200	3,514
Hanover Insurance Group, Inc. (b)	5,800	792,686
Kingstone Cos., Inc.	1,500	11,625
Maiden Holdings Ltd. (b)	11,800	8,850
MetLife, Inc.	21,900	1,116,243
NMI Holdings, Inc., Class A (a),(b)	17,700	587,286
Progressive Corp. (b)	11,500	832,485
Protective Insurance Corp., Class B (b)	600	9,654
Prudential Financial, Inc.	1,600	149,984
Radian Group, Inc.	600	15,096
RLI Corp.	300	27,006
Selective Insurance Group, Inc.	500	32,595
Third Point Reinsurance Ltd. (a),(b)	7,100	74,692
United Insurance Holdings Corp.	200	2,522
Universal Insurance Holdings, Inc.	2,300	64,377
Unum Group (b)	65,800	1,918,728
WR Berkley Corp.	150	10,365

		11,931,302

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (a),(b)	3,100	64,046
Carpenter Technology Corp.	400	19,912

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Northwest Pipe Co. (a),(b)	1,200	$39,972
Ryerson Holding Corp. (a),(b)	1,800	21,294
Shiloh Industries, Inc. (a),(b)	600	2,136
SunCoke Energy, Inc.	300	1,869

		149,229

Leisure Products — 0.0%
Brunswick Corp.	6,100	365,878
Callaway Golf Co.	100	2,120
Clarus Corp. (b)	3,700	50,172
JAKKS Pacific, Inc. (a),(b)	1,900	1,957
Malibu Boats, Inc., Class A (a),(b)	7,500	307,125
MasterCraft Boat Holdings, Inc. (a),(b)	4,700	74,025
Nautilus, Inc. (a)	20,200	35,350
Polaris Industries, Inc.	1,700	172,890
Vista Outdoor, Inc. (a),(b)	13,600	101,728

		1,111,245

Machinery — 0.1%
Briggs & Stratton Corp. (b)	31,800	211,788
Colfax Corp. (a)	10,500	381,990
Columbus McKinnon Corp. (b)	1,400	56,042
Crane Co. (b)	6,000	518,280
CSW Industrials, Inc. (b)	300	23,100
Deere & Co. (b)	19,300	3,343,918
Douglas Dynamics, Inc. (b)	400	22,000
Graham Corp. (b)	800	17,504
Hillenbrand, Inc. (b)	28,516	949,868
Hyster-Yale Materials Handling, Inc. (b)	400	23,584
Oshkosh Corp. (b)	7,000	662,550
Rexnord Corp. (a)	9,500	309,890
Titan International, Inc. (b)	300	1,086
Welbilt, Inc. (a)	2,400	37,464

		6,559,064

Manufactured Goods — 0.0%
Chart Industries, Inc. (a)	300	20,247
Core Molding Technologies, Inc. (a),(b)	300	975
Gibraltar Industries, Inc. (a),(b)	9,100	459,004
Insteel Industries, Inc. (b)	3,100	66,619
LB Foster Co., Class A (a),(b)	1,000	19,380
Raven Industries, Inc. (b)	800	27,568
Timken Co.	700	39,417

		633,210

Media — 1.1%
Altice USA, Inc., Class A (a),(b)	5,100	139,434
ANGI Homeservices, Inc., Class A (a),(b)	59,700	505,659
Apex Global Brands, Inc. (a)	33	26
AutoWeb, Inc. (a),(b)	900	2,223
Boingo Wireless, Inc. (a),(b)	31,300	342,735
Cardlytics, Inc. (a)	400	25,144
Cargurus, Inc. (a),(b)	37,500	1,319,250
Cars.com, Inc. (a),(b)	47,800	584,116
Central European Media Enterprises Ltd., A Shares (a),(b)	16,500	74,745
Charter Communications, Inc., Class A (a),(b)	31,640	15,347,931
Comcast Corp., Class A	49,500	2,226,015
Entravision Communications Corp., Class A (b)	2,300	6,026
Eventbrite, Inc., Class A (a)	6,800	137,156
EverQuote, Inc., Class A (a)	8,600	295,410
Facebook, Inc., Class A (a),(b)	140,400	28,817,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
GoDaddy, Inc., Class A (a),(b)	69,600	$4,727,232
iMedia Brands, Inc. (a)	170	678
Liberty SiriusXM Group, Class C (a)	100	4,814
Liberty TripAdvisor Holdings, Inc., Class A (a),(b)	11,200	82,320
Marchex, Inc., Class B (a),(b)	4,600	17,388
Marin Software, Inc. (a),(b)	442	610
Match Group, Inc. (a),(b)	1,400	114,954
MDC Partners, Inc., Class A (a),(b)	500	1,390
MSG Networks, Inc., Class A (a)	2,100	36,540
National CineMedia, Inc.	3,200	23,328
Netflix, Inc. (a)	7,100	2,297,347
New York Times Co., Class A	700	22,519
Pinterest, Inc., Class A (a)	2,200	41,008
Points International Ltd. (a),(b)	2,000	30,540
Rubicon Project, Inc. (a),(b)	31,200	254,592
Shopify, Inc., Class A (a)	49,800	19,799,484
Shutterstock, Inc. (a),(b)	8,900	381,632
Sirius XM Holdings, Inc.	12,100	86,515
Snap, Inc., Class A (a)	308,600	5,039,438
Stamps.com, Inc. (a),(b)	11,400	952,128
TechTarget, Inc. (a),(b)	7,200	187,920
Townsquare Media, Inc., Class A (b)	100	997
Travelzoo, Inc. (a),(b)	100	1,070
Tribune Publishing Co. (b)	1,000	13,160
TrueCar, Inc. (a),(b)	68,100	323,475
Upwork, Inc. (a)	6,500	69,355
VeriSign, Inc. (a),(b)	5,000	963,400
Yelp, Inc. (a),(b)	20,700	720,981

		86,017,785

Medical Equipment & Devices — 2.9%
Abbott Laboratories	2,500	217,150
ABIOMED, Inc. (a),(b),(c)	55,020	9,385,862
Accelerate Diagnostics, Inc. (a)	400	6,760
Accuray, Inc. (a),(b)	4,200	11,844
Agilent Technologies, Inc. (b)	48,400	4,129,004
Align Technology, Inc. (a),(b)	6,000	1,674,240
AngioDynamics, Inc. (a),(b)	2,400	38,424
AtriCure, Inc. (a),(b)	2,000	65,020
AxoGen, Inc. (a),(b)	2,100	37,569
Baxter International, Inc.	400	33,448
Becton Dickinson and Co. (b),(c)	71,970	19,573,681
Bio-Rad Laboratories, Inc., Class A (a),(b)	3,600	1,332,108
Boston Scientific Corp. (a),(b)	14,200	642,124
CareDx, Inc. (a),(b)	18,600	401,202
Cerus Corp. (a)	800	3,376
Cooper Cos., Inc. (The)	700	224,903
Cutera, Inc. (a),(b)	5,300	189,793
CytoSorbents Corp. (a),(b)	8,000	30,800
Danaher Corp. (b),(c)	91,323	14,016,254
DexCom, Inc. (a)	1,300	284,362
Edwards Lifesciences Corp. (a),(b),(c)	92,569	21,595,422
Envista Holdings Corp. (a),(c)	131,430	3,895,585
Fluidigm Corp. (a),(b)	46,500	161,820
FONAR Corp. (a),(b)	400	7,876
GenMark Diagnostics, Inc. (a),(b)	13,000	62,530
Glaukos Corp. (a)	136	7,408
Globus Medical, Inc., Class A (a)	5,600	329,728
Haemonetics Corp. (a)	3,400	390,660
Harvard Bioscience, Inc. (a),(b)	4,500	13,725
Hill-Rom Holdings, Inc. (b)	2,200	249,766
Hologic, Inc. (a),(b),(c)	557,340	29,098,721

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	1,300	$339,469
Illumina, Inc. (a),(c)	39,490	13,100,413
Inogen, Inc. (a),(b)	15,200	1,038,616
Insulet Corp. (a)	13,600	2,328,320
Intuitive Surgical, Inc. (a),(b),(c)	35,630	21,062,674
Invacare Corp. (b)	3,300	29,766
Lantheus Holdings, Inc. (a),(b)	9,700	198,947
LeMaitre Vascular, Inc. (b)	100	3,595
Luminex Corp. (b)	3,700	85,692
Medtronic PLC (c)	197,750	22,434,737
Meridian Bioscience, Inc.	400	3,908
Merit Medical Systems, Inc. (a)	5,800	181,076
NanoString Technologies, Inc. (a),(b)	4,700	130,754
Natus Medical, Inc. (a)	100	3,299
Novocure Ltd. (a),(b)	34,700	2,924,169
NuVasive, Inc. (a)	100	7,734
OraSure Technologies, Inc. (a),(b)	27,000	216,810
Orthofix Medical, Inc. (a),(b)	4,000	184,720
Oxford Immunotec Global PLC (a),(b)	5,500	91,300
Quotient Ltd. (a),(b)	8,900	84,639
ResMed, Inc.	3,100	480,407
RTI Surgical Holdings, Inc. (a),(b)	6,400	17,536
SeaSpine Holdings Corp. (a),(b)	1,200	14,412
Sientra, Inc. (a),(b)	5,100	45,594
STAAR Surgical Co. (a),(b)	7,800	274,326
STERIS PLC (b)	15,300	2,332,026
Stryker Corp. (c)	49,440	10,379,434
Surmodics, Inc. (a),(b)	2,400	99,432
Teleflex, Inc. (b),(c)	62,270	23,440,919
Varex Imaging Corp. (a),(b)	1,100	32,791
Veracyte, Inc. (a),(b)	7,600	212,192
Vericel Corp. (a)	2,900	50,460
Waters Corp. (a)	100	23,365
Zimmer Biomet Holdings, Inc. (b),(c)	169,460	25,364,773

		235,329,470

Metals & Mining — 0.1%
Alamos Gold, Inc., Class A	28,154	169,487
Alcoa Corp. (a),(b)	139,101	2,992,063
Asanko Gold, Inc. (a),(b)	1,800	1,710
B2Gold Corp. (b)	14,600	58,546
Constellium SE (a)	29,200	391,280
Eldorado Gold Corp. (a)	26,740	214,722
Encore Wire Corp. (b)	400	22,960
Ferroglobe PLC (a),(b)	8,000	7,520
HudBay Minerals, Inc.	1,500	6,225
IAMGOLD Corp. (a),(b)	52,800	196,944
Kinross Gold Corp. (a)	22,000	104,280
New Gold, Inc. (a),(b)	74,600	65,648
Osisko Gold Royalties Ltd.	2,200	21,362
Royal Gold, Inc.	6,600	806,850
Sandstorm Gold Ltd. (a),(b)	27,500	204,875
Taseko Mines Ltd. (a),(b)	4,200	2,016
Teck Resources Ltd., B Shares	1,900	33,003
Wheaton Precious Metals Corp.	8,400	249,900

		5,549,391

Oil, Gas & Coal — 0.8%
Abraxas Petroleum Corp. (a),(b)	47,400	16,642
Amplify Energy Corp. (b)	366	2,419
Baker Hughes a GE Co. (b)	41,100	1,053,393
Blackhawk Mining LLC (a),(c),(d)	2,769	256,133

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cabot Oil & Gas Corp. (b)	31,100	$541,451
California Resources Corp. (a)	790	7,134
Centennial Resource Development, Inc., Class A (a),(b)	79,800	368,676
Chevron Corp. (b)	79,100	9,532,341
Clean Energy Fuels Corp. (a)	200	468
Continental Resources, Inc. (b)	53,200	1,824,760
Dawson Geophysical Co. (a),(b)	882	2,117
Devon Energy Corp.	3,100	80,507
Encana Corp.	273,693	1,283,620
EOG Resources, Inc. (b)	165,600	13,870,656
EQT Corp.	33,500	365,150
Evolution Petroleum Corp. (b)	3,900	21,333
Exterran Corp. (a)	100	783
Exxon Mobil Corp.	62,400	4,354,272
Forum Energy Technologies, Inc. (a),(b)	29,300	49,224
Geospace Technologies Corp. (a),(b)	100	1,677
Gran Tierra Energy, Inc. (a)	1,700	2,193
Gulf Island Fabrication, Inc. (a),(b)	1,400	7,098
Hallador Energy Co. (b)	1,400	4,158
Helmerich & Payne, Inc. (b)	16,500	749,595
HollyFrontier Corp. (b)	49,300	2,500,003
Independence Contract Drilling, Inc. (a),(b)	4,800	4,785
Kinder Morgan, Inc.	55,200	1,168,584
Kosmos Energy Ltd.	108,900	620,730
Magnolia Oil & Gas Corp., Class A (a)	300	3,774
Mammoth Energy Services, Inc.	15,700	34,540
Marathon Oil Corp.	800	10,864
Marathon Petroleum Corp. (b),(c)	219,500	13,224,875
Matrix Service Co. (a),(b)	4,100	93,808
McDermott International, Inc. (a)	34	23
Murphy USA, Inc. (a)	800	93,600
NACCO Industries, Inc., Class A (b)	100	4,683
National Oilwell Varco, Inc.	1,000	25,050
Natural Gas Services Group, Inc. (a),(b)	1,200	14,712
NexTier Oilfield Solutions, Inc. (a)	4,746	31,798
Noble Corp. PLC (a),(b)	9,300	11,346
NOW, Inc. (a)	9,200	103,408
Oasis Petroleum, Inc. (a)	700	2,282
Parsley Energy, Inc., Class A	200	3,782
Patterson-UTI Energy, Inc. (b)	35,000	367,500
PBF Energy, Inc., Class A	6,800	213,316
Peabody Energy Corp. (b)	21,700	197,904
Phillips 66 (b),(c)	51,256	5,710,431
RPC, Inc.	8,500	44,540
SandRidge Energy, Inc. (a),(b)	12,400	52,576
SilverBow Resources, Inc. (a),(b)	500	4,950
Suncor Energy, Inc. (b)	111,100	3,644,080
TransGlobe Energy Corp. (b)	1,500	2,070
TravelCenters of America, Inc. (a)	840	14,406
Unit Corp. (a)	14,900	10,364
Valero Energy Corp. (b)	18,600	1,741,890
Williams Cos., Inc.	6,500	154,180

		64,506,654

Passenger Transportation — 0.1%
Allegiant Travel Co.	300	52,212
Copa Holdings SA, Class A	700	75,656
Delta Air Lines, Inc. (b)	141,200	8,257,376
Universal Logistics Holdings, Inc. (b)	300	5,688

		8,390,932

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.8%
Agree Realty Corp.	5,100	$357,867
American Homes 4 Rent, Class A	2,200	57,662
Apartment Investment & Management Co., Class A	1	52
Armada Hoffler Properties, Inc.	1,800	33,030
Ashford Hospitality Trust, Inc.	4,600	12,834
AvalonBay Communities, Inc. (b),(c)	3,498	733,531
Bluerock Residential Growth REIT, Inc.	1,800	21,690
Boston Properties, Inc. (b),(c)	3,633	500,845
Camden Property Trust	1,700	180,370
Cedar Realty Trust, Inc. (b)	1,500	4,425
City Office REIT, Inc.	16,500	223,080
Colliers International Group, Inc. (b)	2,100	163,737
Colony Capital, Inc. (c)	2,390,121	11,353,075
Columbia Property Trust, Inc.	2,600	54,366
CoreCivic, Inc.	2,900	50,402
CorEnergy Infrastructure Trust, Inc.	400	17,884
CorePoint Lodging, Inc.	400	4,272
CubeSmart	17,400	547,752
Cushman & Wakefield plc (a)	2,100	42,924
CyrusOne, Inc. (c)	152,507	9,978,533
Digital Realty Trust, Inc. (b),(c)	6,872	822,853
Easterly Government Properties, Inc.	5,600	132,888
Empire State Realty Trust, Inc., Class A	200	2,792
EPR Properties (b)	13,900	981,896
Equinix, Inc. (b),(c)	1,735	1,012,720
Equity Residential (b),(c)	9,801	793,097
Essex Property Trust, Inc. (b),(c)	3,178	956,133
First Industrial Realty Trust, Inc.	2,900	120,379
FirstService Corp. (b)	900	83,736
Gaming and Leisure Properties, Inc. (b)	44,245	1,904,747
Geo Group, Inc. (The)	2,900	48,169
Getty Realty Corp.	1,700	55,879
Gladstone Commercial Corp. (b)	6,800	148,648
Gladstone Land Corp.	900	11,673
Global Medical REIT, Inc. (b)	9,900	130,977
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	300	9,654
Healthpeak Properties, Inc. (b),(c)	30,586	1,054,299
Host Hotels & Resorts, Inc. (b),(c)	35,894	665,834
Hudson Pacific Properties, Inc. (c)	297,082	11,185,137
Innovative Industrial Properties, Inc.	2,308	175,108
JBG SMITH Properties (b),(c)	1,407	56,125
Lexington Realty Trust (b)	30,400	322,848
McGrath RentCorp (b)	3,500	267,890
Monmouth Real Estate Investment Corp., Class A (b)	21,300	308,424
National Health Investors, Inc. (b)	6,500	529,620
National Retail Properties, Inc.	4,300	230,566
Newmark Group, Inc., Class A (b)	26,700	359,249
Omega Healthcare Investors, Inc. (b)	17,647	747,351
Paramount Group, Inc.	46,800	651,456
Physicians Realty Trust	3,100	58,714
Prologis, Inc. (b),(c)	14,321	1,276,574
Public Storage (b),(c)	3,827	814,998
Realogy Holdings Corp. (b)	59,000	571,120
Realty Income Corp. (b),(c)	13,893	1,022,942
Retail Opportunity Investments Corp.	46,100	814,126
Retail Properties of America, Inc., Class A	300	4,020
RMR Group, Inc. (The), Class A (b)	4,200	191,688
Sabra Health Care REIT, Inc.	20,510	437,683
Safehold, Inc.	2,100	84,630
Saul Centers, Inc. (b)	100	5,278
SBA Communications Corp. (b)	24,100	5,807,859

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. (b),(c)	30,199	$4,498,443
Spirit Realty Capital, Inc.	5,400	265,572
STORE Capital Corp. (b)	52,600	1,958,824
Sunstone Hotel Investors, Inc. (b)	29,033	404,139
Tanger Factory Outlet Centers, Inc.	200	2,946
Terreno Realty Corp.	100	5,414
Uniti Group, Inc.	59,700	490,137
Urstadt Biddle Properties, Inc., Class A (b)	400	9,936
Ventas, Inc. (b),(c)	9,126	526,935
Vornado Realty Trust (b),(c)	4,178	277,837
Weingarten Realty Investors	27,700	865,348
Welltower, Inc. (b),(c)	9,336	763,498
WP Carey, Inc.	1,700	136,068

		69,403,208

Recreation Facilities & Services — 0.1%
Marcus Corp. (b)	1,500	47,655
Planet Fitness, Inc., Class A (a),(b)	34,100	2,546,588
Six Flags Entertainment Corp. (b)	34,400	1,551,784
Town Sports International Holdings, Inc. (a)	500	855

		4,146,882

Renewable Energy — 0.0%
Ameresco, Inc., Class A (a),(b)	2,700	47,250
Canadian Solar, Inc. (a),(b)	17,200	380,120
EnerSys (b)	1,500	112,245
FutureFuel Corp. (b)	1,000	12,390
SunPower Corp. (a)	47,000	366,600
Sunrun, Inc. (a),(b)	19,600	270,676
Vivint Solar, Inc. (a)	500	3,630

		1,192,911

Retail - Consumer Staples — 0.5%
Costco Wholesale Corp. (b)	76,500	22,484,880
Dollar General Corp. (b)	93,701	14,615,482
Ingles Markets, Inc., Class A (b)	2,600	123,526
Natural Grocers by Vitamin Cottage, Inc. (b)	1,600	15,792
SpartanNash Co. (b)	6,800	96,832
Sprouts Farmers Market, Inc. (a)	7,400	143,190
Village Super Market, Inc., Class A (b)	700	16,240
Walgreens Boots Alliance, Inc. (b)	129,000	7,605,840

		45,101,782

Retail - Discretionary — 1.4%
1-800-Flowers.com, Inc., Class A (a),(b)	13,600	197,200
Amazon.com, Inc. (a),(b)	16,100	29,750,224
Ascena Retail Group, Inc. (a)	420	3,219
At Home Group, Inc. (a),(b)	48,000	264,000
AutoZone, Inc. (a)	500	595,655
Bassett Furniture Industries, Inc. (b)	1,100	18,348
Beacon Roofing Supply, Inc. (a)	3,600	115,128
BMC Stock Holdings, Inc. (a)	1,700	48,773
Build-A-Bear Workshop, Inc. (a)	3,800	12,312
Builders FirstSource, Inc. (a)	25,400	645,414
Citi Trends, Inc. (b)	2,900	67,048
Container Store Group, Inc. (a),(b)	2,800	11,816
Dick’s Sporting Goods, Inc.	23,100	1,143,219
Duluth Holdings, Inc., Class B (a),(b)	19,200	202,176
eBay, Inc. (b)	392,300	14,165,953
Etsy, Inc. (a),(b)	900	39,870
Ezcorp, Inc., Class A (a),(b)	12,500	85,250

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Foundation Building Materials, Inc. (a)	11,450	$221,557
Francesca’s Holdings Corp. (a)	374	3,882
Freshpet, Inc. (a),(b)	5,200	307,268
GameStop Corp., Class A	36	219
GMS, Inc. (a),(b)	2,000	54,160
Home Depot, Inc. (b)	136,600	29,830,708
J. Jill, Inc.	1,500	1,695
Kirkland’s, Inc. (a),(b)	10,400	12,896
Liquidity Services, Inc. (a),(b)	2,600	15,496
Lowe’s Cos., Inc. (b)	206,700	24,754,392
Lululemon Athletica, Inc. (a)	2,200	509,674
National Vision Holdings, Inc. (a)	3,200	103,776
O’Reilly Automotive, Inc. (a)	1,700	745,042
Office Depot, Inc.	600	1,644
Pier 1 Imports, Inc. (a)	25	160
Qurate Retail, Inc., Class A (a)	44,934	378,794
Signet Jewelers Ltd.	16,900	367,406
Stein Mart, Inc. (a),(b)	400	268
Tailored Brands, Inc. (b)	36,300	150,282
Tilly’s, Inc., Class A (b)	800	9,800
TJX Cos., Inc.	55,100	3,364,406
Tractor Supply Co. (b)	32,900	3,074,176
Tuesday Morning Corp. (a),(b)	2,000	3,700
Vera Bradley, Inc. (a)	100	1,180

		111,278,186

Semiconductors — 0.9%
ACM Research, Inc., Class A (a)	200	3,690
Adesto Technologies Corp. (a)	6,600	56,100
Alpha & Omega Semiconductor Ltd. (a),(b)	2,900	39,498
Amkor Technology, Inc. (a),(b)	25,000	325,000
Amtech Systems, Inc. (a),(b)	100	716
Applied Materials, Inc. (b)	147,600	9,009,504
Axcelis Technologies, Inc. (a),(b)	8,950	215,650
AXT, Inc. (a),(b)	1,300	5,655
CEVA, Inc. (a),(b)	4,300	115,928
Cree, Inc. (a)	25,900	1,195,285
Cypress Semiconductor Corp.	9,965	232,484
Data I/O Corp. (a),(b)	100	419
DSP Group, Inc. (a),(b)	3,000	47,220
Entegris, Inc.	1,700	85,153
Impinj, Inc. (a)	200	5,172
Inphi Corp. (a),(b)	34,000	2,516,680
Intel Corp. (b)	104,000	6,224,400
IPG Photonics Corp. (a),(b)	2,800	405,776
Lam Research Corp. (b)	48,400	14,152,160
Lattice Semiconductor Corp. (a),(b)	35,300	675,642
MACOM Technology Solutions Holdings, Inc. (a),(b)	4,132	109,911
Maxim Integrated Products, Inc.	15,100	928,801
Microchip Technology, Inc.	24	2,513
Micron Technology, Inc. (a)	28,700	1,543,486
NeoPhotonics Corp. (a)	200	1,764
Onto Innovation, Inc. (a),(b)	9,321	340,589
Photronics, Inc. (a),(b)	4,200	66,192
Pixelworks, Inc. (a),(b)	9,700	38,024
QUALCOMM, Inc. (b)	278,900	24,607,347
Rambus, Inc. (a),(b)	22,400	308,560
Semtech Corp. (a),(b)	5,700	301,530
Skyworks Solutions, Inc.	5,200	628,576
Synaptics, Inc. (a),(b)	9,000	591,930
Teradyne, Inc. (b)	84,835	5,784,899
Ultra Clean Holdings, Inc. (a)	3,100	72,757

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Universal Display Corp.	5,300	$1,092,171
Veeco Instruments, Inc. (a),(b)	6,730	98,830
Xilinx, Inc.	22,000	2,150,940

		73,980,952

Software — 1.5%
Adobe Systems, Inc. (a)	3,800	1,253,278
Agilysys, Inc. (a),(b)	2,700	68,607
Anaplan, Inc. (a),(b)	75,300	3,945,720
Aspen Technology, Inc. (a),(b)	4,900	592,557
Atlassian Corp. PLC, Class A (a),(b)	17,500	2,105,950
Autodesk, Inc. (a),(b)	73,800	13,539,348
Avid Technology, Inc. (a),(b)	13,700	117,546
Benefitfocus, Inc. (a),(b)	15,000	329,100
Blackline, Inc. (a),(b)	7,900	407,324
Bottomline Technologies, Inc. (a)	100	5,360
Box, Inc., Class A (a),(b)	90,100	1,511,878
Brightcove, Inc. (a),(b)	8,200	71,258
Calix, Inc. (a),(b)	2,500	20,000
Cerence, Inc. (a)	100	2,263
Ceridian HCM Holding, Inc. (a),(b)	29,500	2,002,460
ChannelAdvisor Corp. (a),(b)	4,700	42,488
Cision Ltd. (a)	4,800	47,856
CommVault Systems, Inc. (a),(b)	14,300	638,352
Cornerstone OnDemand, Inc. (a),(b)	16,600	971,930
Coupa Software, Inc. (a)	9,700	1,418,625
Covetrus, Inc. (a)	43,900	579,480
Digital Turbine, Inc. (a),(b)	19,200	136,896
DocuSign, Inc. (a)	81,600	6,047,376
Domo, Inc., Class B (a),(b)	4,200	91,224
Dropbox, Inc., Class A (a),(b)	68,200	1,221,462
Ebix, Inc. (b)	1,700	56,797
eGain Corp. (a),(b)	3,200	25,344
Electronic Arts, Inc. (a),(b)	105,200	11,310,052
Everbridge, Inc. (a),(b)	9,100	710,528
Evolent Health, Inc., Class A (a),(b)	23,300	210,865
Fastly, Inc., Class A (a)	500	10,035
Finjan Holdings, Inc. (a),(b)	1,100	2,211
FireEye, Inc. (a),(b)	42,300	699,219
ForeScout Technologies, Inc. (a),(b)	4,600	150,880
Fortinet, Inc. (a),(b)	56,100	5,989,236
Glu Mobile, Inc. (a),(b)	9,200	55,660
HubSpot, Inc. (a),(b)	22,900	3,629,650
Immersion Corp. (a),(b)	12,400	92,132
InnerWorkings, Inc. (a),(b)	6,200	34,162
Limelight Networks, Inc. (a),(b)	43,800	178,704
LivePerson, Inc. (a),(b)	12,400	458,800
MicroStrategy, Inc., Class A (a),(b)	1,900	270,997
Mimecast Ltd. (a),(b)	18,200	789,516
Mitek Systems, Inc. (a),(b)	9,000	68,850
MobileIron, Inc. (a),(b)	19,800	96,228
Model N, Inc. (a),(b)	13,600	476,952
New Relic, Inc. (a),(b)	24,600	1,616,466
NortonLifeLock, Inc. (b)	18,600	474,672
Okta, Inc. (a),(b)	27,400	3,161,138
OneSpan, Inc. (a),(b)	2,400	41,088
Open Text Corp. (b)	17,200	758,004
Palo Alto Networks, Inc. (a)	32,300	7,469,375
Paycom Software, Inc. (a),(b)	12,200	3,230,072
Paylocity Holding Corp. (a),(b)	14,700	1,776,054
PDF Solutions, Inc. (a),(b)	3,800	64,182
Pluralsight, Inc., Class A (a),(b)	45,900	789,939

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Progress Software Corp. (b)	400	$16,620
Proofpoint, Inc. (a),(b)	20,200	2,318,556
PROS Holdings, Inc. (a),(b)	14,100	844,872
Q2 Holdings, Inc. (a)	300	24,324
QAD, Inc., Class A (b)	1,400	71,302
Qualys, Inc. (a),(b)	2,700	225,099
Rapid7, Inc. (a),(b)	19,600	1,097,992
Sciplay Corp., Class A (a),(b)	1,800	22,122
Seachange International, Inc. (a),(b)	5,600	23,464
SecureWorks Corp., Class A (a),(b)	3,100	51,646
ServiceNow, Inc. (a),(b)	15,100	4,263,032
Simulations Plus, Inc.	100	2,907
SPS Commerce, Inc. (a),(b)	8,200	454,444
SVMK, Inc. (a),(b)	32,500	580,775
Synchronoss Technologies, Inc. (a),(b)	2,200	10,450
Synopsys, Inc. (a),(b)	10,100	1,405,920
Take-Two Interactive Software, Inc. (a)	2,200	269,346
Tenable Holdings, Inc. (a),(b)	5,500	131,780
Teradata Corp. (a),(b)	18,000	481,860
TiVo Corp. (b)	4,600	39,008
Varonis Systems, Inc. (a),(b)	12,400	963,604
Veeva Systems, Inc., Class A (a),(b)	25,100	3,530,566
Verra Mobility Corp. (a)	36,600	512,034
VMware, Inc., Class A (a),(b)	20,500	3,111,695
Workday, Inc., Class A (a),(b)	38,200	6,281,990
Workiva, Inc. (a),(b)	11,300	475,165
Yext, Inc. (a),(b)	9,200	132,664
Zendesk, Inc. (a),(b)	74,300	5,693,609
Zovio, Inc. (a),(b)	6,100	12,566
Zscaler, Inc. (a),(b)	45,400	2,111,100
Zuora, Inc., Class A (a)	2,800	40,124
Zynga, Inc., Class A (a),(b)	708,800	4,337,856

		121,404,638

Specialty Finance — 1.0%
AG Mortgage Investment Trust, Inc. (b)	12,200	188,124
Aircastle Ltd.	100	3,201
American Express Co. (c)	55,096	6,858,901
Anworth Mortgage Asset Corp. (b)	100	352
Ares Commercial Real Estate Corp. (b)	5,000	79,200
Cardtronics PLC, Class A (a),(b)	6,800	303,620
Curo Group Holdings Corp. (a),(b)	12,600	153,468
Enova International, Inc. (a),(b)	3,500	84,210
Euronet Worldwide, Inc. (a),(c)	19,162	3,019,165
Exantas Capital Corp.	7,800	92,118
Fidelity National Financial, Inc. (b)	27,500	1,247,125
Fidelity National Information Services, Inc. (c)	80,959	11,260,587
First American Financial Corp. (b)	24,500	1,428,840
FleetCor Technologies, Inc. (a)	2,900	834,388
General Finance Corp. (a),(b)	1,200	13,284
Green Dot Corp., Class A (a),(b)	38,600	899,380
GreenSky, Inc., Class A (a),(b)	10,500	93,450
I3 Verticals, Inc., Class A (a),(c)	133,970	3,784,653
Invesco Mortgage Capital, Inc.	1,000	16,650
LendingTree, Inc. (a)	100	30,344
MFA Financial, Inc.	22,200	169,830
MGIC Investment Corp.	31,300	443,521
NewStar Financial, Inc. (a),(d)	100	0
PayPal Holdings, Inc. (a),(b)	62,400	6,749,808
Regional Management Corp. (a),(b)	100	3,003
Starwood Property Trust, Inc. (b)	60,300	1,499,058
Stewart Information Services Corp.	2,300	93,817

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	45,900	$1,652,859
TPG RE Finance Trust, Inc.	15,300	310,131
Visa, Inc., A Shares (b)	167,500	31,473,250
WEX, Inc. (a),(c)	61,029	12,783,134

		85,569,471

Technology Services — 0.4%
Amdocs Ltd. (b)	21,000	1,515,990
Automatic Data Processing, Inc. (b)	70,300	11,986,150
Booz Allen Hamilton Holding Corp. (b)	40,100	2,852,313
Broadridge Financial Solutions, Inc. (b)	8,200	1,013,028
Cognizant Technology Solutions Corp., Class A (b)	56,800	3,522,736
comScore, Inc. (a),(b)	16,700	82,498
Conduent, Inc. (a),(b)	57,200	354,640
CoreLogic, Inc. (a)	200	8,742
CoStar Group, Inc. (a)	2,100	1,256,430
CPI Card Group, Inc. (a),(b)	320	288
DXC Technology Co.	8,301	312,035
Fair Isaac Corp. (a)	1,000	374,680
Genpact Ltd. (b)	57,000	2,403,690
ICF International, Inc. (b)	600	54,972
International Business Machines Corp.	500	67,020
MSCI, Inc.	400	103,272
NIC, Inc. (b)	2,500	55,875
Paychex, Inc. (b)	13,800	1,173,828
Perficient, Inc. (a),(b)	1,600	73,712
PFSweb, Inc. (a),(b)	1,200	4,584
S&P Global, Inc.	11,100	3,030,855
Sabre Corp.	33,300	747,252
ServiceSource International, Inc. (a),(b)	11,200	18,704
TransUnion (b)	14,000	1,198,540

		32,211,834

Telecommunications — 0.1%
8x8, Inc. (a)	3,900	71,370
Cogent Communications Holdings, Inc.	2,300	151,363
Gogo, Inc. (a)	53,500	342,400
IDT Corp., Class B (a),(b)	2,000	14,420
NII Holdings, Inc. (a)	50,677	109,969
Ooma, Inc. (a),(b)	1,200	15,876
ORBCOMM, Inc. (a),(b)	21,900	92,199
RigNet, Inc. (a),(b)	600	3,960
RingCentral, Inc., Class A (a),(b)	34,300	5,785,381
Spok Holdings, Inc. (b)	2,000	24,460
Switch, Inc., Class A	16,800	248,976
United States Cellular Corp. (a)	600	21,738
Vonage Holdings Corp. (a)	4,600	34,086
Zix Corp. (a),(b)	6,500	44,070

		6,960,268

Transportation & Logistics — 0.2%
ArcBest Corp. (b)	400	11,040
CH Robinson Worldwide, Inc. (b)	21,701	1,697,018
Covenant Transportation Group, Inc., Class A (a),(b)	4,800	62,040
CSX Corp. (b)	86,900	6,288,084
DHT Holdings, Inc.	32,900	272,412
Eagle Bulk Shipping, Inc. (a),(b)	9,085	41,791
Genco Shipping & Trading Ltd.	1,400	14,868
Marten Transport Ltd. (b)	5,033	108,159
Mobile Mini, Inc. (b)	10,900	413,219
Overseas Shipholding Group, Inc., Class A (a),(b)	1,700	3,910
Radiant Logistics, Inc. (a),(b)	6,900	38,433

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Roadrunner Transportation Systems, Inc. (a),(b)	384	$3,537
Ryder System, Inc.	500	27,155
Schneider National, Inc., Class B (b)	11,900	259,658
Union Pacific Corp. (b)	21,900	3,959,301
United Parcel Service, Inc., Class B (b)	8,600	1,006,716
USA Truck, Inc. (a),(b)	3,400	25,330
YRC Worldwide, Inc. (a),(b)	12,700	32,385

		14,265,056

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc. (b)	12,000	579,840
Blue Bird Corp. (a),(b)	2,800	64,176
Commercial Vehicle Group, Inc. (a),(b)	4,800	30,480
Cummins, Inc.	2,100	375,816
FreightCar America, Inc. (a),(b)	900	1,863
Greenbrier Cos., Inc. (The)	100	3,243
Spartan Motors, Inc. (b)	5,400	97,632
Trinity Industries, Inc. (b)	23,300	516,095

		1,669,145

Utilities — 0.4%
AES Corp.	33,900	674,610
ALLETE, Inc.	400	32,468
American Electric Power Co., Inc.	9,000	850,590
American Water Works Co., Inc. (b)	16,000	1,965,600
Atlantic Power Corp. (a),(b)	11,200	26,096
CMS Energy Corp. (b)	26,100	1,640,124
Consolidated Water Co. Ltd. (b)	1,600	26,080
DTE Energy Co.	500	64,935
Duke Energy Corp.	9,700	884,737
Exelon Corp.	216,100	9,851,999
FirstEnergy Corp.	28,700	1,394,820
IDACORP, Inc. (b)	1,800	192,240
Just Energy Group, Inc. (b)	6,200	10,416
NextEra Energy Partners LP	1,400	73,710
NiSource, Inc.	35,600	991,104
NRG Energy, Inc.	81,900	3,255,525
PG&E Corp. (a),(b),(c)	394,700	4,290,389
Public Service Enterprise Group, Inc. (b)	109,800	6,483,690
UGI Corp.	300	13,548

		32,722,681

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	30,800	1,012,396
Casella Waste Systems, Inc., Class A (a),(b)	9,500	437,285
Ceco Environmental Corp. (a),(b)	2,400	18,384
Covanta Holding Corp. (b)	1,600	23,744
Evoqua Water Technologies Corp. (a)	2,100	39,795
Heritage-Crystal Clean, Inc. (a),(b)	1,400	43,918
Republic Services, Inc.	11,500	1,030,745
Waste Connections, Inc. (b)	15,200	1,380,008
Waste Management, Inc. (a),(b)	52,100	5,937,316

		9,923,591

Total North America		2,371,138,862

Oceania — 0.0%
Iron & Steel — 0.0%
BHP Group PLC, ADR	1,200	56,412

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Rio Tinto plc, ADR (b)	8,600	$510,496

		566,908

Total Oceania		566,908

South America — 0.1%
Banking — 0.0%
Banco BBVA Argentina SA, ADR (a)	9,600	53,472
Itau Unibanco Holding SA, ADR	100	915

		54,387

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	1,500	40,035

Consumer Products — 0.0%
BRF SA, ADR (a)	36,500	317,550
Cia Cervecerias Unidas SA, ADR	900	17,073

		334,623

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares (b)	15,400	124,740

Iron & Steel — 0.0%
Cia Siderurgica Nacional SA, ADR	6,500	22,425

Metals & Mining — 0.0%
Yamana Gold, Inc.	22,500	88,875

Oil, Gas & Coal — 0.0%
Cosan Ltd., A Shares (a)	26,600	607,544
Geopark Ltd. (b)	3,700	81,770

		689,314

Passenger Transportation — 0.0%
Gol Linhas Aereas Inteligentes SA, ADR	36,200	654,134

Retail - Discretionary — 0.1%
MercadoLibre, Inc. (a),(b)	4,100	2,344,954

Total South America		4,353,487

TOTAL COMMON STOCK (COST $2,364,652,494)		2,557,149,032

PREFERRED STOCK — 0.0%
North America — 0.0%
Utilities — 0.0%
Pacific Gas & Electric Co. (a),(c)	9,305	183,850

Total North America		183,850

TOTAL PREFERRED STOCK (COST $122,471)		183,850

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.7%
North America — 4.7%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 5.68%, 05/01/27 (b),(c),(f),(g)	$2,000,000	1,994,134
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 5.50%, 07/15/26 (b),(c),(f),(g)	4,750,000	4,738,738
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 5.39%, 01/30/26 (b),(c),(f),(g)	5,000,000	4,989,000
Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 4.97%, 10/21/28 (b),(c),(f),(g)	3,000,000	2,992,434
Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.80%, 5.80%, 01/15/30 (b),(c),(f),(g)	8,000,000	7,777,536

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.04%, 10/15/28 (b),(c),(f),(g)	$1,000,000	$997,594
AMMC CLO XIII Ltd., Series 2013-13A, Class B1LR, 3 mo. USD LIBOR + 3.60%, 5.54%, 07/24/29 (b),(c),(f),(g)	4,000,000	4,008,924
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.00%, 07/16/29 (b),(c),(f),(g)	2,000,000	1,928,094
Avant Loans Funding Trust,
Series 2018-A, Class C, 4.79%, 05/15/24 (b),(c),(f)	3,411,000	3,446,979
Series 2018-B, Class C, 5.00%, 11/17/25 (b),(c),(f)	545,000	554,566
Series 2019-A, Class C, 4.65%, 04/15/26 (b),(c),(f)	3,403,000	3,440,338
Avant Loans Funding Trust 2019-B, Series 2019-B, Class C, 4.54%, 10/15/26 (c),(f)	637,000	636,286
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.10%, 07/17/26 (b),(c),(f),(g)	2,500,000	2,479,405
Bardot CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.75%, 4.62%, 10/22/32 (c),(g)	1,000,000	999,643
Battalion CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.45%, 5.39%, 01/24/29 (b),(c),(f),(g)	4,000,000	4,009,776
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + 0.32%1 mo. USD LIBOR + 0.32%, 2.11%, 01/25/47 (b),(c),(g)	362,901	358,622
Benefit Street Partners CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.50%, 5.50%, 01/15/29 (c),(f),(g)	3,500,000	3,508,690
Birch Grove CLO Ltd., Series 19A, Class D, 3 mo. USD LIBOR + 3.90%, 6.19%, 06/15/31 (b),(c),(f),(g)	1,500,000	1,478,213
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 5.89%, 04/24/29 (b),(c),(f),(g)	4,250,000	4,142,883
BlueMountain CLO Ltd., Series 2016-2A, Class C1R, 3 mo. USD LIBOR + 4.00%, 5.90%, 08/20/32 (c),(g)	1,000,000	1,000,916
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 4.65%, 01/17/28 (b),(c),(f),(g)	4,000,000	3,891,740
California Street CLO LP, Series 2012-9A, Class D1R2, 3 mo. USD LIBOR + 3.70%, 5.98%, 07/16/32 (c),(g)	3,000,000	2,949,489
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.90%, 3.90%, 07/15/31 (c),(g)	500,000	479,653
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, 3 mo. USD LIBOR + 2.60%, 4.60%, 04/17/31 (b),(c),(f),(g)	3,000,000	2,767,995
Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 3.65%, 5.62%, 07/20/31 (b),(c),(f),(g)	2,000,000	1,966,694
CarVal CLO Ltd., 6.12%, 04/20/32 (c),(g)	500,000	500,115
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.70%, 5.97%, 07/20/32 (b),(c),(f),(g)	9,000,000	8,735,571
Carvana Auto Receivables Trust,
Series 2019-2A, Class E, 5.01%, 04/15/26 (c),(f)	1,125,000	1,137,873
Series 2019-3A, Class E, 4.60%, 07/15/26 (c),(f)	1,592,000	1,592,608
Series 2019-4A, Class E, 4.70%, 10/15/26 (c),(f)	1,181,000	1,178,708
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 4.74%, 01/27/28 (b),(c),(f),(g)	5,235,000	5,117,212
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 5.38%, 04/22/30 (b),(c),(f),(g)	3,100,000	2,929,937
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 4.75%, 04/22/27 (b),(c),(f),(g)	1,000,000	984,375
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.10%, 04/22/27 (b),(c),(f),(g)	2,500,000	2,330,592
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 5.85%, 01/18/29 (b),(c),(f),(g)	3,500,000	3,499,797
Cent CLO Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 5.14%, 07/27/30 (b),(c),(f),(g)	4,200,000	3,999,055
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 8.65%, 07/16/30 (b),(c),(f),(g)	3,000,000	2,972,322
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 4.89%, 10/25/27 (b),(c),(f),(g)	4,000,000	3,894,128
Series 2016-1A, Class D1R, 3 mo. USD LIBOR + 4.00%, 5.97%, 10/21/31 (c),(g)	1,000,000	999,950
Series 2016-1A, Class D2R, 3 mo. USD LIBOR + 4.43%, 6.40%, 10/21/31 (c),(g)	500,000	484,325
Series 2019-4A, Class C, 3 mo. USD LIBOR + 3.50%, 5.50%, 07/15/32 (c),(g)	1,000,000	966,576
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (c),(f)	708,000	749,504
Corevest American Finance Trust,
Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (c),(f)	459,000	484,533
Series 2019-1, Class D, 4.82%, 03/15/52 (c),(f)	152,000	162,563
Series 2019-1, Class E, 5.49%, 03/15/52 (c),(f)	196,000	206,058

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CoreVest American Finance Trust,
Series 2019-2, Class XA, 2.38%, 06/15/52 (c),(f),(g)	$17,584,567	$1,973,868
Series 2019-2, Class D, 4.22%, 06/15/52 (c),(f)	476,000	491,347
Series 2019-2, Class E, 5.22%, 06/15/52 (c),(f),(g)	699,000	721,189
Corevest American Finance Trust,
Series 2019-3, Class XA, 2.04%, 10/15/52 (c),(f),(g)	15,772,387	1,476,437
Series 2019-3, Class D, 3.76%, 10/15/52 (f),(c)	100,000	99,997
Series 2019-3, Class E, 4.74%, 10/15/52 (c),(f),(g)	100,000	100,423
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 5.75%, 10/15/29 (b),(c),(f),(g)	4,500,000	4,446,868
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 5.75%, 01/15/27 (b),(c),(f),(g)	5,000,000	4,935,470
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 5.45%, 01/15/29 (b),(c),(f),(g)	4,000,000	3,784,460
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 6.69%, 10/26/27 (b),(c),(f),(g)	1,000,000	913,413
Drive Auto Receivables Trust, Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(c),(f)	1,413,250	1,415,722
Dryden CLO Ltd., Series 2019-75A, Class DR, 3 mo. USD LIBOR + 3.55%, 5.55%, 07/15/30 (b),(c),(f),(g)	4,750,000	4,751,848
Dryden Senior Loan Fund,
Series 2014-33A, Class DR2, 3 mo. USD LIBOR + 3.85%, 5.85%, 04/15/29 (b),(c),(f),(g)	2,000,000	2,000,044
Series 2014-36A, Class DR2, 3 mo. USD LIBOR + 3.70%, 5.70%, 04/15/29 (b),(c),(f),(g)	5,000,000	4,898,520
Series 2016-43A, Class DRR, 3 mo. USD LIBOR + 3.55%, 5.52%, 07/20/29 (b),(c),(f),(g)	3,000,000	3,001,368
DT Auto Owner Trust,
Series 2015-3A, Class D, 4.53%, 10/17/22 (c)	—	0
Series 2016-1A, Class D, 4.66%, 12/15/22 (b),(c),(f)	1,343,905	1,345,015
Series 2019-2A, Class E, 4.46%, 05/15/26 (b),(c),(f)	1,775,000	1,798,377
Series 2019-4A, Class E, 3.93%, 10/15/26 (f),(c)	925,000	918,550
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 5.11%, 05/28/28 (b),(c),(f),(g)	5,000,000	4,771,000
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22%, 06/15/22 (b),(c),(f)	2,450,000	2,470,732
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 3 mo. USD LIBOR + 3.05%, 4.96%, 06/20/27 (b),(c),(f),(g)	5,000,000	4,971,250
Fort Washington CLO, Series 2019-1A, Class D1, 3 mo. USD LIBOR + 3.90%, 5.81%, 10/20/32 (c),(g)	1,000,000	999,064
Gallatin Loan Management,
Series 2017-1A, 3 mo. USD LIBOR + 3.25%, 5.25%, 07/15/27 (b),(c),(f),(g)	2,000,000	1,999,480
Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 5.07%, 01/21/28 (b),(c),(f),(g)	7,500,000	7,255,387
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 5.81%, 09/21/29 (b),(c),(f),(g)	4,000,000	3,980,000
GLS Auto Receivables Issuer Trust,
Series 2019-2A, Class D, 4.52%, 02/17/26 (b),(c),(f)	1,510,000	1,539,594
Series 2019-3A, Class D, 3.84%, 05/15/26 (c),(f)	1,457,000	1,452,150
Series 2019-4A, Class D, 4.09%, 08/17/26 (c),(f)	900,000	895,993
Greywolf CLO Ltd.,
Series 2018-3RA, Class C, 3 mo. USD LIBOR + 3.15%, 5.10%, 10/22/28 (b),(c),(f),(g)	7,000,000	6,946,968
Series 2018-3RA, Class D, 3 mo. USD LIBOR + 5.50%, 7.45%, 10/22/28 (b),(c),(f),(g)	1,500,000	1,465,751
Series 2019-1A, Class D, 3 mo. USD LIBOR + 6.94% 3 mo. USD LIBOR + 6.94% 3 mo. USD LIBOR + 6.94%, 8.94%, 04/17/30 (c),(d),(g)	250,000	249,536
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 5.36%, 07/18/31 (b),(c),(f),(g)	4,000,000	3,583,528
Highbridge Loan Management Ltd., Series 7A-2015, Class DR, 3 mo. USD LIBOR + 2.40%, 4.31%, 03/15/27 (c),(g),(f)	1,000,000	937,434
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 09/17/39 (c),(f)	99,039	98,911
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 4.98%, 07/29/28 (b),(c),(f),(g)	1,000,000	987,426
Invitation Homes Trust, Series 2018-SFR4, Class D, 1 mo. USD LIBOR + 1.65%, 3.39%, 01/17/38 (b),(c),(f),(g)	2,693,000	2,691,589
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 4.65%, 07/15/26 (b),(c),(f),(g)	3,000,000	2,992,653
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 4.54%, 07/25/27 (b),(c),(f),(g)	5,500,000	5,296,494
Series 2016-9A, Class C1R, 3 mo. USD LIBOR + 4.10%, 6.07%, 10/20/28 (c),(f),(g)	3,000,000	3,000,642
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 5.25%, 07/14/31 (b),(c),(f),(g)	2,000,000	1,921,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 4.60%, 01/17/28 (b),(c),(f),(g)	$5,310,000	$5,035,170
KVK CLO Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.40%, 6.40%, 01/15/29 (b),(c),(f),(g)	5,000,000	4,999,545
Madison Park Funding Ltd.,
Series 2012-10A, Class DR2, 3 mo. USD LIBOR + 3.25%, 5.22%, 01/20/29 (c),(f),(g)	1,000,000	982,549
Series 2013-11A, Class DR, 3 mo. USD LIBOR + 3.25%, 5.18%, 07/23/29 (b),(c),(f),(g)	2,000,000	1,979,094
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 4.94%, 07/27/30 (b),(c),(f),(g)	5,000,000	4,843,010
Series 2018-30A, Class D, 3 mo. USD LIBOR + 2.50%, 4.50%, 04/15/29 (b),(c),(f),(g)	4,605,000	4,434,366
Mariner CLO LLC, Series 2016-3A, Class DR, 3 mo. USD LIBOR + 3.80%, 5.73%, 07/23/29 (b),(c),(f),(g)	6,750,000	6,733,827
MidOcean Credit CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.75%, 5.72%, 01/20/29 (b),(c),(f),(g)	4,000,000	3,929,224
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 5.88%, 07/15/29 (b),(c),(f),(g)	4,000,000	3,882,560
MidOcean Credit CLO X, Series 2019-10A, Class B, 3 mo. USD LIBOR + 2.40%, 4.21%, 10/23/32 (c),(g)	1,000,000	998,946
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.60%, 10/16/29 (b),(c),(f),(g)	3,000,000	2,890,005
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 4.60%, 10/13/27 (b),(c),(f),(g)	2,500,000	2,359,002
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 5.12%, 07/15/31 (b),(c),(f),(g)	5,000,000	4,613,705
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.05%, 6.05%, 04/15/29 (b),(c),(f),(g)	5,000,000	4,991,605
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 3 mo. USD LIBOR + 2.85%, 4.82%, 04/20/30 (c),(g)	750,000	718,982
New Residential Mortgage LLC,
Series 2018-FNT1, Class D, 4.69%, 05/25/23 (b),(c),(f)	660,319	660,320
Series 2018-FNT1, Class E, 4.89%, 05/25/23 (b),(c),(f)	2,773,337	2,773,185
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (b),(c),(f)	2,738,538	2,767,219
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + 0.45% 3 mo. USD LIBOR + 0.45%, 2.60%, 05/21/42 (c),(f),(g)	382,725	197,772
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 5.04%, 06/15/31 (b),(c),(f),(g)	3,000,000	2,677,971
Oaktree CLO Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 7.17%, 10/20/27 (b),(c),(f),(g)	2,500,000	2,450,135
Ocean Trails CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.65%, 5.65%, 07/15/28 (b),(c),(f),(g)	5,000,000	4,929,455
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 6.00%, 07/15/29 (b),(c),(f),(g)	3,500,000	3,501,214
Series 2014-1A, Class CRR, 3 mo. USD LIBOR + 3.95%, 5.86%, 02/14/31 (b),(c),(f),(g)	2,000,000	2,002,582
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.85%, 6.85%, 04/15/26 (b),(c),(f),(g)	1,000,000	995,842
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 7.25%, 04/17/25 (b),(c),(f),(g)	1,900,000	1,892,873
Series 2014-6A, Class CR, 3 mo. USD LIBOR + 2.50%, 4.50%, 03/20/25 (b),(c),(f),(g)	3,000,000	2,998,818
Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 5.20%, 10/18/26 (b),(c),(f),(g)	2,000,000	2,001,524
OneMain Financial Issuance Trust,
Series 2017-1A, Class D, 4.52%, 09/14/32 (b),(c),(f)	4,500,000	4,509,045
Series 2019-1A, Class E, 5.69%, 02/14/31 (b),(c),(f)	5,000,000	5,161,375
OZLM Funding Ltd., Series 2013-4A, Class BR, 3 mo. USD LIBOR + 2.20%, 4.15%, 10/22/30 (b),(c),(f),(g)	3,000,000	2,924,514
OZLM Ltd.,
Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 5.13%, 04/17/31 (b),(c),(f),(g)	2,000,000	1,843,630
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.34%, 04/30/27 (b),(c),(f),(g)	8,833,000	8,164,059
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 7.39%, 07/30/27 (b),(c),(f),(g)	1,100,000	989,012
Parallel Ltd.,
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.57%, 07/20/29 (b),(c),(f),(g)	6,000,000	5,937,834
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.20%, 6.32%, 07/20/32 (c),(g)	1,000,000	1,000,846
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 8.84%, 07/20/32 (c),(g)	1,333,000	1,281,987
Perimeter Master Note Business Trust,
Series 2019-1A, Class C, 8.06%, 12/15/22 (c),(f)	251,000	254,792
Series 2019-2A, Class B, 5.21%, 05/15/24 (c),(f)	921,000	921,092
Series 2019-2A, Class C, 7.06%, 05/15/24 (c),(f)	251,000	250,533

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Pikes Peak Clo 4, Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.90%, 5.06%, 07/15/32 (c),(g)	$500,000	$499,730
Regatta Funding LP, Series 2013-2A, 3 mo. USD LIBOR + 3.70%, 5.70%, 01/15/29 (b),(c),(f),(g)	1,500,000	1,497,699
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.85%, 4.85%, 07/17/31 (c),(g)	490,000	470,530
Rockford Tower CLO Ltd.,
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.75%, 4.72%, 04/20/32 (c),(g)	750,000	738,755
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.50%, 5.74%, 08/20/32 (c),(g)	750,000	722,213
Romark CLO III Ltd., Series 2019-3A, Class C, 3 mo. USD LIBOR + 3.90%, 6.06%, 07/15/32 (c),(g)	750,000	748,091
Romark CLO Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 2.15%3 mo. USD LIBOR + 2.15%, 4.08%, 10/23/30 (c),(g)	250,000	245,186
RR Ltd., Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.00%, 5.00%, 10/15/29 (c),(g)	750,000	718,721
Shackleton CLO Ltd., Series 2017-11A, Class D, 3 mo. USD LIBOR + 3.65%, 5.56%, 08/15/30 (b),(c),(f),(g)	2,000,000	1,977,702
Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.63%, 09/16/24 (c),(f)	1,627,000	1,624,509
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 7.97%, 10/20/26 (b),(c),(f),(g)	1,000,000	996,185
TICP CLO Ltd.,
Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.30%, 5.30%, 01/15/29 (c),(f),(g)	1,000,000	1,000,004
Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.75%, 5.75%, 07/15/29 (b),(c),(f),(g)	2,000,000	2,000,218
Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 4.98%, 04/26/28 (b),(c),(f),(g)	4,650,000	4,486,841
TICP CLO X Ltd., Series 2018-10A, Class C, 3 mo. USD LIBOR + 1.90%, 3.87%, 04/20/31 (c),(g)	250,000	239,738
Tralee CLO Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 5.17%, 10/20/28 (b),(c),(f),(g)	4,500,000	4,366,107
TRESTLES CLO II Ltd., Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.90%, 3.84%, 07/25/31 (c),(g)	250,000	239,662
Trimaran CAVU Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.72%, 6.63%, 11/26/32 (c),(f),(g)	2,000,000	1,983,738
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 5.91%, 08/28/29 (b),(c),(f),(g)	4,000,000	3,763,688
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 4.51%, 01/15/28 (b),(c),(f),(g)	4,000,000	3,690,488
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.10%, 10/15/29 (b),(c),(f),(g)	1,000,000	916,049
Series 2019-37A, Class D, 3 mo. USD LIBOR + 3.90%, 5.90%, 07/15/32 (b),(c),(f),(g)	3,000,000	2,941,314
Vericrest Opportunity Loan Trust,
Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (b),(c),(f),(g),(k)	924,321	925,773
Series 2019-NPL3 SEQ, Class A1, 3.97%, 03/25/49 (b),(c),(f),(g),(k)	1,720,693	1,732,869
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 4.82%, 01/20/31 (b),(c),(f),(g)	6,300,000	5,840,780
VOYA CLO, Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 5.70%, 06/07/30 (b),(c),(f),(g)	4,000,000	4,001,224
Voya CLO Ltd., Series 2016-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 5.97%, 07/19/28 (c),(g)	250,000	250,052
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.00%, 04/17/27 (b),(c),(f),(g)	1,250,000	1,226,713
Zais CLO Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 5.97%, 01/20/32 (b),(c),(f),(g)	5,500,000	4,996,002

Total North America		381,363,442

TOTAL ASSET-BACKED SECURITIES (COST $388,583,058)		381,363,442

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (c),(f)	7,564,000	7,724,265

Total North America		7,724,265

TOTAL CONVERTIBLE BONDS (COST $7,564,000)		7,724,265

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount		Value
BANK DEBT — 3.7%
Asia — 0.0%
Machinery Manufacturing — 0.0%
Clark Equipment Company, 2019 Term Loan B, 3 mo. LIBOR + 1.75%, 3.69%, 05/18/24 (c),(g)	$113,484		$113,854

Total Asia			113,854

Europe — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 3.74%, 11/15/27 (c),(g)	585,374		589,946

Cable & Satellite — 0.0%
Altice Financing SA, 2017 USD Term Loan B, 1 mo. LIBOR + 2.75%, 4.49%, 07/15/25 (c),(g)	984,949		981,009

Chemicals — 0.0%
Composite Resins Holding B.V., 2018 Term Loan B, 3 mo. LIBOR + 4.25%, 6.14%, 08/01/25 (c),(g),(o)	893,199		895,432

Commercial Finance — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.75%, 3.51%, 01/15/25 (c),(g)	106,268		106,888

Entertainment Contents — 0.0%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 1 mo. LIBOR + 2.50%, 4.30%, 02/01/24 (c),(g)	250,000		250,860

Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, 3 mo. Defaulted + 0.00%, 0.00%, 01/02/21 (c),(g),(o)	1,127,625		20,297

Medical Equipment & Devices — 0.0%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 3 mo. LIBOR + 3.25%, 5.31%, 06/30/25 (c),(g)	354,247		349,744

Recreation Facilities & Services — 0.1%
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 mo. LIBOR - GBP + 4.25%, 4.96%, 03/03/24 (c)	2,203,714	GBP	2,875,254

Software & Services — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.93%, 11/01/24 (c),(g)	$397,975		393,199

Total Europe			6,462,629

North America — 3.6%
Advertising & Marketing — 0.2%
Advantage Sales & Marketing, Inc.,
2014 1st Lien Term Loan, 5.05%, 07/23/21 (c),(g)	10,017,405		9,674,308
Term Loan B2, 5.05%, 07/25/21 (c),(g)	4,289,100		4,137,180
AppLovin Corporation, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 5.30%, 08/15/25 (c),(g)	396,992		399,228
Outfront Media Capital LLC, 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 3.49%, 11/18/26 (c),(g)	107,756		108,199
Red Ventures, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.00%, 4.80%, 11/08/24 (c),(g)	806,045		810,938
Terrier Media Buyer, Inc., Term Loan B, 0.00%, 12/17/26 (c),(g),(p)	741,107		748,058

			15,877,911

Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan G, 1 mo. LIBOR + 2.50%, 4.30%, 08/22/24 (c),(g)	396,962		397,899

Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.00%, 3.72%, 10/12/21 (c),(g)	494,792		496,236
Kestrel Bidco Inc., Term Loan B, 1 mo. LIBOR + 3.00%, 4.72%, 12/11/26 (c),(g)	0		0
United Airlines, Inc., 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.55%, 04/01/24 (c),(g)	116,429		116,939

			613,175

Biotechnology & Pharmaceuticals — 0.0%
Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 5.30%, 09/26/24 (c),(g)	364,002		350,352

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount		Value
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 0.00%, 05/04/25 (c),(g),(p)	$484,354		$433,739

			784,091

Casinos & Gaming — 0.0%
Caesars Entertainment Operating Company, Exit Term Loan, 1 mo. LIBOR + 2.00%, 3.80%, 10/07/24 (c),(g)	329,452		331,158
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.75%, 4.55%, 12/23/24 (c),(g)	982,481		983,503
Golden Nugget, Inc.,
2017 Incremental Term Loan B, 1 mo. LIBOR + 2.75%, 4.55%, 10/04/23 (c),(g)	21,989		22,044
2017 Incremental Term Loan B, 3 mo. LIBOR + 2.75%, 4.68%, 10/04/23 (c)	497,358		498,601
2017 Incremental Term Loan B, 3 mo. LIBOR + 2.75%, 4.72%, 10/04/23 (c)	439,327		440,426

			2,275,732

Chemicals — 0.0%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, 3 mo. LIBOR + 5.25%, 7.19%, 08/27/26 (c),(g),(o)	598,500		602,989
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 5.30%, 02/12/25 (c),(g),(o)	681,797		679,241
H.B. Fuller Company, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 3.76%, 10/20/24 (c),(g)	905,875		907,949
LyondellBasell Industries NV,
0.00%, 08/15/49 (c),(d)	16,732,095		0
1.00%, 08/15/15 (c),(d),(g)	980,469	EUR	0
Univar Inc., 2019 USD Term Loan B5, 1 mo. LIBOR + 2.00%, 3.80%, 07/01/26 (c),(g)	$122,449		122,878

			2,313,057

Commercial Services — 0.0%
Prime Security Services Borrower, LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.25%, 4.94%, 09/23/26 (c),(g)	1,197,000		1,199,394
Sunshine Luxembourg VII SARL, USD 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 6.19%, 10/01/26 (c),(g)	497,284		501,456

			1,700,850

Communications Equipment — 0.0%
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 6.19%, 11/30/25 (c),(g)	273,171		257,464

Consumer Finance — 0.2%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 4.49%, 05/15/26 (c),(g),(o)	6,813,923		6,830,957
Ocwen Financial Corp., 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 6.80%, 12/07/20 (c),(g)	4,340,137		4,303,246
Ocwen Loan Servicing, LLC, 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 6.80%, 12/07/20 (c),(g)	3,021,021		2,995,343

			14,129,546

Consumer Products — 0.2%
KIK Custom Products, Inc. 2015 Term Loan B ,5.792%, 05/15/23 (c),(g)	12,317,687		12,071,334
Revlon Consumer Products Corporation 2016 Term Loan B , 5.409%, 09/07/23 (c),(g)	4,000,352		3,051,508

			15,122,842

Consumer Services — 0.2%
Aegis Sciences Corp., 2018 Term Loan, 3 mo. LIBOR + 5.50%, 7.40%, 05/09/25 (c),(g)	36,455		34,359
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 5.69%, 12/06/24 (c),(o),(g)	4,976,321		4,901,677
AlixPartners, LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.55%, 04/04/24 (c),(g)	842,223		846,173
Allied Universal Holdco LLC,
2019 Delayed Draw Term Loan, 1 mo. LIBOR + 4.25%, 6.05%, 07/10/26 (c),(g)	74,174		74,545
2019 Term Loan B, 1 mo. LIBOR + 4.25%, 6.05%, 07/10/26 (c),(g)	749,159		752,905
Aramark Services, Inc., 2019 Term Loan B4, 0.00%, 01/27/27 (c),(g),(p)	76,941		77,302
Cambium Learning Group, Inc., Term Loan B, 0.00%, 12/18/25 (c),(g),(o),(p)	509,091		491,273
Cast and Crew Payroll, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 5.80%, 02/09/26 (c),(g)	483,831		485,747
Fort Dearborn Company,
2016 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 5.70%, 10/19/23 (c),(g),(o)	224,473		216,055

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2016 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.06%, 10/19/23 (c),(g),(o)	$8,740,581	$8,412,809
2016 2nd Lien Term Loan, 10.56%, 10/21/24 (c),(d),(g)	2,308,500	2,085,337
Guidehouse LLP, 2018 Term Loan, 0.00%, 05/01/25 (c),(g),(o),(p)	278,482	275,697
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 0.00%, 05/23/25 (c),(g),(p)	25,759	25,716

		18,679,595

Containers & Packaging — 0.1%
Berry Global, Inc.,
2019 Term Loan Y, 0.00%, 07/01/26 (c),(g),(p)	598,500	600,649
Term Loan W, 1 mo. LIBOR + 2.00%, 3.72%, 10/01/22 (c),(g)	238,582	239,243
Term Loan X, 1 mo. LIBOR + 2.00%, 3.72%, 01/19/24 (c),(g)	145,498	145,923
USD Term Loan U, 3 mo. LIBOR + 2.50%, 4.22%, 07/01/26 (c),(g)	—	0
Charter NEX US, Inc., Incremental Term Loan, 1 mo. LIBOR + 3.50%, 5.30%, 05/16/24 (c),(g)	985,050	989,975
Flex Acquisition Company, Inc.,
1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 4.69%, 12/29/23 (c),(g)	4,073	4,034
1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 5.10%, 12/29/23 (c)	222,429	220,298
Reynolds Group Holdings Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.75%, 4.55%, 02/05/23 (c),(g)	496,164	497,330

		2,697,452

Electrical Equipment — 0.0%
Generac Power Systems, Inc., 2019 Term Loan B, 0.00%, 12/13/26 (c),(g),(o),(p)	38,337	38,481

Electrical Equipment Manufacturing — 0.0%
Brookfield WEC Holdings Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 5.30%, 08/01/25 (c),(g)	1,001,783	1,007,883
Cortes NP Acquisition Corporation, 2017 Term Loan B, 3 mo. LIBOR + 4.00%, 5.93%, 11/30/23 (c),(g)	337,731	336,587

		1,344,470

Engineering & Construction Services — 0.0%
APi Group DE, Inc., Term Loan B, 1 mo. LIBOR + 2.50%, 4.30%, 10/01/26 (c),(g)	211,039	212,533

Entertainment Resources — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.00%, 4.80%, 04/22/26 (c),(g)	397,000	399,763
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 5.55%, 09/05/25 (c),(g),(o)	4,338,731	4,295,343
Crown Finance US, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 2.25%, 4.05%, 02/28/25 (c),(g)	345,898	345,424
NASCAR Holdings, Inc, Term Loan B, 3 mo. LIBOR + 2.75%, 4.49%, 10/19/26 (c),(g)	273,850	276,693
SeaWorld Parks & Entertainment, Inc., Term Loan B5, 1 mo. LIBOR + 3.00%, 4.80%, 03/31/24 (c),(g)	248,087	249,121
UFC Holdings, LLC, 2019 Term Loan, 1 mo. LIBOR + 3.25%, 5.50%, 04/29/26 (c),(g)	392,707	394,997

		5,961,341

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B ,8.740%, 01/12/26 (c),(g),(o)	887,683	889,903

Financial Services — 0.2%
Deerfield Dakota Holding, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 5.05%, 02/13/25 (c),(g)	446,591	444,675
Focus Financial Partners, LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.50%, 4.30%, 07/03/24 (c),(g)	893,199	898,621
Getty Images, Inc. 2019 USD Term Loan B ,6.313%, 02/19/26 (c),(g)	6,242,139	6,249,942
GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 6.80%, 04/16/25 (c),(g)	204,352	191,965
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 5.80%, 05/23/25 (c),(g)	982,519	985,466
LDiscovery, LLC, Term Loan, 3 mo. LIBOR + 5.88%, 7.93%, 12/09/22 (c),(g),(o)	204,785	204,785
Minotaur Acquisition, Inc., Term Loan B, 1 mo. LIBOR + 5.00%, 6.80%, 03/27/26 (c),(g)	879,574	861,982
NFP Corp., Term Loan B, 1 mo. LIBOR + 3.00%, 4.80%, 01/08/24 (c),(g)	984,936	980,011
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.00%, 3.80%, 03/27/23 (c),(g)	577,937	582,363

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Trans Union, LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.75%, 3.55%, 11/16/26 (c),(g)	$102,698	$103,049

		11,502,859

Food & Beverage — 0.0%
CHG PPC Parent LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 4.55%, 03/31/25 (c),(g),(o)	982,519	983,747
Chobani, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.50%, 5.30%, 10/10/23 (c),(g)	396,933	396,834
Hostess Brands, LLC,
2019 Term Loan, 1 mo. LIBOR + 2.25%, 4.05%, 08/03/25 (c)	219,064	219,776
2019 Term Loan, 3 mo. LIBOR + 2.25%, 4.18%, 08/03/25 (c),(g)	492,113	493,712

		2,094,069

Gaming, Lodging & Restaurants — 0.0%
K-Mac Holdings Corp, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 4.80%, 03/14/25 (c)	803,575	791,923

Government Regional — 0.0%
Seminole Tribe of Florida, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.55%, 07/08/24 (c),(g)	113,840	114,495

Hardware — 0.0%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 3.80%, 09/19/25 (c),(g)	559,150	562,577

Health Care Facilities & Services — 0.6%
Catalent Pharma Solutions Inc., Term Loan B2, 1 mo. LIBOR + 2.25%, 4.05%, 05/18/26 (c),(g)	397,000	398,115
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.50%, 4.30%, 03/01/24 (c),(g)	313,991	314,826
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 5.55%, 10/10/25 (c),(g)	708,659	602,714
ExamWorks Group, Inc., 2017 Term Loan, 1 mo. LIBOR + 3.25%, 5.05%, 07/27/23 (c)	984,936	990,166
GHX Ultimate Parent Corporation, 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.21%, 06/28/24 (c),(g),(o)	759,160	757,263
Jaguar Holding Company II, 2018 Term Loan, 1 mo. LIBOR + 2.50%, 4.30%, 08/18/22 (c),(g)	982,286	986,863
New Millennium HoldCo, Inc. Exit Term Loan ,8.299%, 12/21/20 (c),(g)	6,996,847	3,365,484
Owens & Minor, Inc. Term Loan B ,6.191%, 04/30/25 (c),(g)	6,365,260	5,646,494
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.95%, 06/30/23 (c),(g)	13,093	13,017
Parexel International Corporation, Term Loan B, 0.00%, 09/27/24 (c),(g),(p)	147,601	144,596
Patterson Medical Holdings, Inc., 1st Lien Term Loan, 0.00%, 08/28/22 (c),(g),(p)	100,000	94,050
Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 4.55%, 02/14/25 (c),(g)	760,898	749,249
Phoenix Guarantor Inc, Term Loan B, 1 mo. LIBOR + 4.50%, 6.21%, 03/05/26 (c),(g)	987,525	991,979
Quorum Health Corporation Term Loan B ,8.677%, 04/29/22 (c),(g)	14,775,868	14,452,719
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.50%, 6.30%, 11/17/25 (c),(g)	438,205	441,382
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 5.05%, 09/02/24 (c),(g)	694,670	690,620
Team Health Holdings, Inc. 1st Lien Term Loan ,4.549%, 02/06/24 (c),(g)	9,508,966	7,669,552
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 1 mo. LIBOR + 3.00%, 4.80%, 06/23/24 (c),(g)	302,910	301,774
U.S. Renal Care, Inc. 2019 Term Loan B ,6.813%, 06/26/26 (c),(g)	2,948,038	2,918,558
Wink Holdco, Inc 2nd Lien Term Loan B ,8.550%, 12/01/25 (c),(g),(o)	7,420,440	7,420,440

		48,949,861

Home Improvement — 0.2%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 5.05%, 12/13/23 (c),(g)	1,618,050	1,569,508
2017 Incremental Term Loan, 5.05%, 12/13/23 (c),(g),(o)	8,439,723	8,175,982
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. LIBOR + 5.50%, 7.29%, 08/01/24 (c),(g)	466,524	459,162
Tamko Building Products, Inc,
Term Loan B, 1 mo. LIBOR + 3.25%, 4.95%, 06/01/26 (c),(o)	90,292	90,969
Term Loan B, 3 mo. LIBOR + 3.25%, 5.16%, 06/01/26 (c),(g),(o)	458,333	461,771

		10,757,392

Industrial Other — 0.2%
Core & Main LP,
2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.44%, 08/01/24 (c),(g)	290,630	290,507

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2017 Term Loan B, 3 mo. LIBOR + 2.75%, 4.66%, 08/01/24 (c)	$186,934	$186,855
Pike Corporation, 2019 Term Loan B, 1 mo. LIBOR + 3.25%, 5.05%, 07/24/26 (c),(g)	580,495	583,206
QualTek USA, LLC,
2018 1st Lien Term Loan, 2 mo. LIBOR + 6.25%, 8.10%, 07/18/25 (c),(g),(o)	11,178	10,885
2018 1st Lien Term Loan, 1 mo. LIBOR + 6.25%, 8.18%, 07/18/25 (c),(g),(o)	12,195,251	11,875,126

		12,946,579

Insurance — 0.0%
USI, Inc., 2019 Incremental Term Loan B, 1 mo. LIBOR + 4.00%, 5.80%, 12/02/26 (c),(g)	404,717	406,911

Internet Media — 0.0%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, 1 mo. LIBOR + 4.25%, 6.05%, 08/27/26 (c),(g)	985,050	965,969
Go Daddy Operating Company, LLC, 2017 Repriced Term Loan, 1 mo. LIBOR + 1.75%, 3.55%, 02/15/24 (c),(g)	45,255	45,481
MH Sub I, LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 5.55%, 09/13/24 (c),(g)	396,954	397,395
Web.com Group, Inc., 2018 Term Loan B, 3 mo. LIBOR + 3.75%, 5.49%, 10/10/25 (c),(g)	282,672	282,254

		1,691,099

Machinery Manufacturing — 0.1%
Coinamatic Canada Inc., Canadian 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.05%, 05/14/22 (c),(g),(o)	3,722	3,638
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 4.94%, 07/19/24 (c),(g)	269,454	266,086
USD 2nd Lien Term Loan, 9.19%, 07/18/25 (c),(g)	8,122,170	8,007,079
Titan Acquisition Limited, 2018 Term Loan B, 1 mo. LIBOR + 3.00%, 4.80%, 03/28/25 (c),(g)	982,500	964,953
WASH Multifamily Laundry Systems, LLC, 2015 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.05%, 05/14/22 (c),(g),(o)	24,022	23,481

		9,265,237

Managed Care — 0.0%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.75%, 4.69%, 06/07/23 (c),(g)	400,000	393,784

Manufactured Goods — 0.0%
Hillman Group Inc. (The), 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 5.80%, 05/31/25 (c),(g)	270,809	265,934

Media — 0.0%
Charter Communications Operating, LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.75%, 3.55%, 02/01/27 (c),(g)	194,007	195,099
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. LIBOR + 3.50%, 5.30%, 08/21/26 (c),(g)	749,788	753,267
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.50%, 4.30%, 11/18/24 (c),(g),(o)	786,293	791,207
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.50%, 4.24%, 01/31/28 (c),(g)	168,919	169,870

		1,909,443

Medical Equipment & Devices Manufacturing — 0.0%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.50%, 6.40%, 02/11/26 (c),(g)	1,001,178	1,004,933
CPI Holdco, LLC, 2019 Term Loan, 0.00%, 11/04/26 (c),(g),(o),(p)	60,606	60,758
Femur Buyer, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 6.29%, 03/05/26 (c),(g),(o)	497,500	485,062

		1,550,753

Oil & Gas Services & Equipment — 0.0%
MRC Global (US) Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 3.00%, 4.80%, 09/20/24 (c),(g),(o)	733,117	734,950

Oil, Gas & Coal — 0.2%
Blackhawk Mining LLC,
2019 Exit Term Loan B1, 3 mo. LIBOR + 9.50%, 11.43%, 02/05/20 (c),(o)	64,001	62,721
2019 Exit Term Loan B2, 3 mo. LIBOR + 9.50%, 11.50%, 10/31/23 (c),(o)	91,430	85,030
CITGO Holding Inc. 2019 Term Loan B ,8.799%, 08/01/23 (c),(g)	6,078,351	6,182,169

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PG&E Corp Term Loan ,4.950%, 04/16/20 (c)	$4,670,588	$4,526,594

		10,856,514

Passenger Transportation — 0.0%
Air Canada, 2019 Term Loan, 1 mo. LIBOR + 1.75%, 3.51%, 10/06/23 (c),(g)	135,208	135,715

Pipeline — 0.0%
Paradigm Energy Partners, LLC Term Loan B, 7.050%, 09/05/24 (c),(g),(o)	1,540,550	1,455,820

Power Generation — 0.0%
Calpine Corporation, 2019 Term Loan B10, 1 mo. LIBOR + 2.50%, 4.30%, 08/12/26 (c),(g)	677,523	681,229
Vistra Operations Company LLC,
1st Lien Term Loan B3, 1 mo. LIBOR + 1.75%, 3.49%, 12/31/25 (c),(g)	36,468	36,667
1st Lien Term Loan B3, 1 mo. LIBOR + 1.75%, 3.55%, 12/31/25 (c)	152,886	153,720

		871,616

Property & Casualty Insurance — 0.1%
AmWINS Group, Inc.,
2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.46%, 01/25/24 (c)	106,098	106,841
2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.55%, 01/25/24 (c),(g)	321,266	323,514
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 1 mo. LIBOR + 3.50%, 5.30%, 10/22/24 (c),(g)	495,757	496,872
Asurion LLC, 2018 Term Loan B6, 1 mo. LIBOR + 3.00%, 4.80%, 11/03/23 (c),(g)	396,870	398,926
Hub International Limited, 2018 Term Loan B, 3 mo. LIBOR + 2.75%, 4.69%, 04/25/25 (c),(g)	982,519	981,222
NMI Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.75%, 6.55%, 05/24/23 (c),(g),(o)	6,704,930	6,704,930
Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 5.05%, 12/31/25 (c),(g)	396,992	396,869

		9,409,174

Publishing & Broadcasting — 0.0%
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 9.49%, 04/16/26 (c),(d),(o)	201,035	178,922

Real Estate — 0.3%
Colorado Buyer Inc,
2nd Lien Term Loan, 8.99%, 05/01/25 (c),(g)	1,835,279	1,105,242
Term Loan B, 4.74%, 05/01/24 (c),(g)	1,615,994	1,421,073
Communications Sales & Leasing, Inc. 2017 Term Loan B ,6.799%, 10/24/22 (c),(g)	16,353,947	16,026,868
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 3.49%, 02/06/22 (c),(g),(o)	6,845,000	6,720,969
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.00%, 3.80%, 03/21/25 (c),(g)	556,165	558,017

		25,832,169

Refining & Marketing — 0.1%
Citgo Petroleum Corporation 2019 Term Loan B ,6.945%, 03/28/24 (c),(d),(g),(o)	7,513,057	7,531,840
Gulf Finance, LLC,
Term Loan B, 1 mo. LIBOR + 5.25%, 6.95%, 08/25/23 (c),(g)	85,910	67,010
Term Loan B, 3 mo. LIBOR + 5.25%, 7.20%, 08/25/23 (c),(g)	50,948	39,739

		7,638,589

Restaurants — 0.0%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1 mo. LIBOR + 1.75%, 3.55%, 11/19/26 (c),(g)	133,035	133,166
Fogo De Chao, Inc., 2018 Add On Term Loan, 1 mo. LIBOR + 4.25%, 6.05%, 04/07/25 (c),(g),(o)	757,392	760,232
IRB Holding Corp, 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.22%, 02/05/25 (c),(g)	396,970	399,066
KFC Holding Co., 2018 Term Loan B, 3 mo. LIBOR + 1.75%, 3.49%, 04/03/25 (c),(g)	153,568	153,952
Whatabrands LLC, Term Loan B, 1 mo. LIBOR + 3.25%, 4.94%, 08/02/26 (c),(g)	467,448	469,701

		1,916,117

Retail - Consumer Discretionary — 0.4%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1 mo. LIBOR + 2.00%, 3.80%, 01/15/27 (c),(g)	246,310	247,389

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Car Rental, LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 3.80%, 02/13/25 (c),(g)	$496,202	$498,892
Belron Finance US LLC, 2019 USD Term Loan B, 3 mo. LIBOR + 2.50%, 4.44%, 11/07/26 (c)	452,174	453,589
Harbor Freight Tools USA, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 4.30%, 08/18/23 (c),(g)	348,429	346,808
Petco Animal Supplies, Inc., 2017 Term Loan B, 0.00%, 01/26/23 (c),(g),(p)	482,250	408,707
PetSmart, Inc. Consenting Term Loan ,5.740%, 03/11/22 (c),(g)	25,191,521	24,889,727

		26,845,112

Retail - Consumer Staples — 0.0%
Pinnacle Operating Corp. Term Loan (Extended) ,7.299%, 11/15/21 (c),(g),(o)	1,841,192	1,813,574
US Foods, Inc., 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 3.80%, 09/13/26 (c),(g)	287,542	288,531

		2,102,105

Retail - Discretionary — 0.0%
Priso Acquisition Corporation, 2017 Term Loan B, 2 mo. LIBOR + 3.00%, 4.86%, 05/08/22 (c),(g),(o)	180,054	175,552

Semiconductors — 0.0%
ON Semiconductor Corporation, 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 3.80%, 09/19/26 (c),(g)	220,068	221,472

Software — 0.0%
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.00%, 5.80%, 10/16/26 (c),(g)	731,707	733,354
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.05%, 11/29/24 (c),(g)	329,253	326,012

		1,059,366

Software & Services — 0.1%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.19%, 09/19/24 (c),(g)	759,388	761,689
Blackboard, Inc. 2019 Term Loan B5 ,7.908%, 06/30/24 (c),(g)	4,414,121	4,325,839
Compuware Corporation, 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 5.80%, 08/22/25 (c),(g)	180,777	181,455
ConvergeOne Holdings, Inc., 2019 Term Loan, 1 mo. LIBOR + 5.00%, 6.80%, 01/04/26 (c),(g)	284,668	271,249
Flexera Software LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 5.30%, 02/26/25 (c),(g)	396,970	397,466
Help/Systems Holdings, Inc, 2019 Term Loan B, 1 mo. LIBOR + 4.75%, 6.55%, 11/19/26 (c),(g)	491,489	487,395
Informatica LLC, 2018 USD Term Loan, 1 mo. LIBOR + 3.25%, 5.05%, 08/05/22 (c),(g)	396,870	398,215
Kronos Incorporated, 2017 Term Loan B, 3 mo. LIBOR + 3.00%, 4.91%, 11/01/23 (c),(g)	759,759	763,132
McAfee, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.75%, 5.55%, 09/30/24 (c),(g)	696,482	699,094
Perforce Software Inc, Term Loan B, 1 mo. LIBOR + 4.50%, 6.30%, 07/01/26 (c),(g),(o)	643,548	643,149
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.50%, 5.49%, 04/26/24 (c),(g),(o)	295,652	295,838
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 0.00%, 11/03/23 (c),(g),(p)	54,226	52,547
Sabre GLBL Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 3.80%, 02/22/24 (c),(g)	982,481	987,394
Science Applications International Corporation, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.55%, 10/31/25 (c),(g)	197,990	198,453

		10,462,915

Technology Services — 0.0%
Access CIG, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 5.44%, 02/27/25 (c),(g)	262,035	261,490
IQVIA Inc., 2017 USD Term Loan B2, 0.00%, 01/17/25 (c),(g),(p)	188,517	189,271
Syniverse Holdings, Inc. 2018 1st Lien Term Loan ,6.846%, 03/09/23 (c),(g)	157,831	146,698

		597,459

Transportation & Logistics — 0.0%
1199169 B.C. Unlimited Liability Company, 2019 Term Loan B2, 3 mo. LIBOR + 4.00%, 5.94%, 04/06/26 (c),(g)	205,778	207,031
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, 3 mo. LIBOR + 4.00%, 5.94%, 04/06/26 (c),(g)	382,747	385,078
Lineage Logistics Holdings, LLC, 2018 Term Loan, 1 mo. LIBOR + 3.00%, 4.80%, 02/27/25 (c),(g)	397,980	397,152

		989,261

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount		Value
Transportation Equipment — 0.0%
Allison Transmission, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 3.54%, 03/29/26 (c),(g)	$256,267		$258,189

Travel & Lodging — 0.0%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.93%, 03/29/24 (c),(g)	1,930,369		1,824,199
Diamond Resorts International, Inc., L + 1.10, Citibank, N.A., 1 mo. LIBOR + 3.75%, 5.55%, 09/02/23 (c),(g)	99,494		96,981

			1,921,180

Utilities — 0.1%
PG&E Opco Revolver ,7.225%, 04/27/20 (c)	5,336,104		5,171,592

Waste & Environmental Services & Equipment — 0.0%
ERM Emerald US Inc.,
USD Term Loan, 3 mo. LIBOR + 3.75%, 5.69%, 07/10/26 (c)	43,513		43,600
USD Term Loan, 3 mo. LIBOR + 3.75%, 5.70%, 07/10/26 (c)	267,296		267,831
GFL Environmental Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.00%, 4.80%, 05/30/25 (c),(g)	274,775		274,970
US Ecology Holdings, Inc., Term Loan B, 1 mo. LIBOR + 2.50%, 4.30%, 08/14/26 (c),(g),(o)	227,273		228,836

			815,237

Wireless Telecommunications Services — 0.0%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.55%, 01/31/25 (c),(g)	496,202		497,939
Level 3 Financing Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 3.55%, 03/01/27 (c),(g)	109,730		110,073
Ligado Networks LLC, PIK Exit Term Loan, 3 mo. LIBOR + 0.00%, 0.00%, 12/07/20 (c),(g)	267,790		171,386
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.55%, 04/11/25 (c),(g)	182,519		183,052
Switch, Ltd., 2017 Term Loan B, 1 mo. LIBOR + 2.25%, 4.05%, 06/27/24 (c),(g)	585,000		587,440
Telesat Canada, Term Loan B5, 3 mo. LIBOR + 2.75%, 4.63%, 12/07/26 (c),(g)	752,137		754,333
Windstream Services, LLC Repriced Term Loan B6 ,9.750%, 03/29/21 (c),(g)	0		0

			2,304,223

Total North America			298,452,507

TOTAL BANK DEBT (COST $305,219,709)			305,028,990

CORPORATE BONDS & NOTES — 7.5%
Africa — 0.1%
Utilities — 0.1%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (e)	1,838,000		1,840,298
8.45%, 08/10/28 (e)	4,109,000		4,427,447

			6,267,745

Total Africa			6,267,745

Asia — 0.1%
Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (e)	3,032,000		3,281,079

Total Asia			3,281,079

Europe — 1.0%
Banks — 0.1%
HSBC Bank plc, MTN, 0.00%, 05/07/20 (f),(u)	106,500,000	EGP	6,312,934
ICBC Standard Bank plc, MTN, 15.36%, 10/01/21 (f)	130,330,000	UAH	5,584,161

			11,897,095

Wireless Telecommunications Services — 0.9%
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (c)	$78,930,000		71,891,812

Total Europe			83,788,907

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount		Value
Middle East — 0.7%
Exploration & Production — 0.7%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27 (e)	$50,000,000		$57,698,000
Saudi Arabian Oil Co., 3.50%, 04/16/29 (b),(f)	751,000		777,525

			58,475,525

Financial Services — 0.0%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (e)	1,379,000		1,565,430

Total Middle East			60,040,955

North America — 4.1%
Banks — 0.1%
JPMorgan Chase Bank N.A.,
MTN, 0.00%, 07/09/20 (f),(u)	50,268,000	EGP	2,908,533
MTN, 16.00%, 06/13/22 (f)	43,217,000	EGP	2,786,896
Promerica Financial Corp., 9.70%, 05/14/24 (f)	$3,400,000		3,540,284

			9,235,713

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (c),(f)	14,646,000		12,888,187

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (c),(f)	4,431,000		4,231,605
Revlon Consumer Products Corp., 6.25%, 08/01/24 (c)	4,171,000		1,981,225

			6,212,830

Exploration & Production — 0.2%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (c),(f)	12,479,000		12,915,765

Financial Services — 0.5%
Goldman Sachs International,
MTN, 0.00%, 03/19/20 (e),(f),(o),(u)	160,000,000	EGP	9,610,966
MTN, 0.01%, 03/19/20 (e),(f),(o),(u)	480,000,000	EGP	28,832,897
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(i),(o)	$436,000		137,340

			38,581,203

Food & Beverage — 0.2%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (c),(f)	12,947,000		13,044,102

Health Care Facilities & Services — 0.1%
AHP Health Partners, Inc., 9.75%, 07/15/26 (b),(c),(f)	7,443,000		8,177,996
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (c),(f)	2,643,000		2,709,075
Team Health Holdings, Inc., 6.38%, 02/01/25 (c),(f)	2,131,000		1,422,443

			12,309,514

Home Improvement — 0.0%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (c),(f)	3,866,000		3,605,045

Industrial Other — 0.3%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23 (c),(f)	4,150,000		3,932,125
Michael Baker International LLC, 8.75%, 03/01/23 (c),(f)	20,381,000		20,992,430

			24,924,555

Integrated Oils — 0.8%
Petroleos Mexicanos,
5.35%, 02/12/28 (h)	5,150,000		5,124,250
6.35%, 02/12/48 (h)	17,750,000		17,128,750
6.49%, 01/23/27 (f),(h)	3,800,000		4,040,768
6.63%, 06/15/35 (h)	550,000		563,475
6.75%, 09/21/47	4,650,000		4,658,742
6.84%, 01/23/30 (f)	13,600,000		14,502,224

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.69%, 01/23/50 (f),(e),(h)	$16,446,000	$17,948,178

		63,966,387

Internet Media — 0.2%
Getty Images, Inc., 9.75%, 03/01/27 (c),(f)	4,309,000	4,276,683
Uber Technologies, Inc.,
7.50%, 11/01/23 (c),(f)	1,605,000	1,677,225
8.00%, 11/01/26 (c),(f)	6,457,000	6,731,422

		12,685,330

Managed Care — 0.1%
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (c),(f)	9,165,000	8,867,138
Polaris Intermediate Corp., PIK, 8.50%, 12/01/22 (c),(f)	1,007,808	938,521

		9,805,659

Manufactured Goods — 0.0%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26 (c),(f)	3,857,000	4,016,101

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (c),(f)	2,440,000	2,424,750

Oil & Gas Services & Equipment — 0.2%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (c)	9,004,000	8,283,680
7.50%, 04/01/25 (c),(f)	10,356,000	10,174,770
Waldorf Production Ltd., 1.00%, 01/02/49 (c),(d),(g)	9,926	4,070

		18,462,520

Pipeline — 0.4%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (b),(c),(f)	21,311,000	20,032,340
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (c)	15,733,000	14,317,030

		34,349,370

Real Estate — 0.1%
ESH Hospitality, Inc., 4.63%, 10/01/27 (c),(f)	2,109,000	2,135,362
Senior Housing Properties Trust, 4.75%, 02/15/28 (c)	3,744,000	3,775,400

		5,910,762

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (c),(f)	6,918,000	7,419,555

Retail - Consumer Discretionary — 0.4%
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (c),(f)	13,342,000	13,558,808
Guitar Center, Inc., 9.50%, 10/15/21 (c),(f)	15,356,000	15,118,596
PetSmart, Inc.,
7.13%, 03/15/23 (b),(c),(f)	2,066,000	2,024,680
8.88%, 06/01/25 (c),(f)	270,000	266,625

		30,968,709

Software & Services — 0.1%
Banff Merger Sub, Inc., 9.75%, 09/01/26 (b),(c),(f)	9,365,000	9,482,062

Travel & Lodging — 0.0%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (c),(f)	2,567,000	2,640,314

Total North America		335,848,433

South America — 1.5%
Integrated Oils — 1.5%
Petrobras Global Finance BV,
5.09%, 01/15/30 (f),(h)	95,379,000	102,199,552
6.90%, 03/19/49 (b)	14,497,000	17,004,981
8.75%, 05/23/26	2,716,000	3,487,344

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount		Value
Petroleos de Venezuela SA, 6.00%, 10/28/22 (d)	$2,817,584		$169,055

			122,860,932

Total South America			122,860,932

TOTAL CORPORATE BONDS & NOTES (COST $600,931,003)			612,088,051

SOVEREIGN DEBT — 16.6%
Angolan Government International Bond,
8.00%, 11/26/29 (f)	1,945,000		2,072,308
9.13%, 11/26/49 (f),(h)	5,000,000		5,340,250
Argentine Republic Government International Bond, 6.88%, 04/22/21	129,162,000		69,747,480
Bahrain Government International Bond, 7.00%, 01/26/26 (e)	2,600,000		3,060,855
Citigroup Global Markets Holdings, Inc.,
MTN, 0.00%, 01/09/20 - 03/19/20 (f),(u)	226,194,366		13,861,294
MTN, 0.00%, 01/13/20 (f),(u)	1,134,680,775	NGN	3,118,996
MTN, 15.70%, 01/10/20 (f)	130,703,216	UAH	5,489,886
MTN, 15.74%, 01/17/20 (f)	125,329,711	UAH	5,269,337
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 04/15/26 (c),(e)	25,437,685	EUR	31,048,217
0.50%, 04/15/30 (e),(c)	4,878,346	EUR	6,487,268
Egypt Government International Bond,
6.13%, 01/31/22 (e)	$6,400,000		6,662,413
6.59%, 02/21/28 (e)	5,400,000		5,629,500
6.88%, 04/30/40 (e)	2,300,000		2,319,886
7.05%, 01/15/32 (f)	1,737,000		1,819,890
7.60%, 03/01/29 (f)	4,150,000		4,537,319
7.90%, 02/21/48 (f),(e)	82,600,000		86,589,415
8.15%, 11/20/59 (f)	1,279,000		1,365,435
8.50%, 01/31/47 (e)	12,500,000		13,867,250
8.70%, 03/01/49 (f)	1,500,000		1,675,500
Export Credit Bank of Turkey,
4.25%, 09/18/22 (e)	200,000		195,580
5.38%, 10/24/23 (e)	400,000		397,787
6.13%, 05/03/24 (e)	4,300,000		4,347,300
French Republic Government Bond OAT ,0.100%, 03/01/25 - 03/01/29 (c),(e)	41,145,632		50,110,416
HSBC Holdings PLC, 6.15%, 05/23/23 (d),(h),(o)	50,000,000		49,992,000
Iraq International Bond,
5.80%, 01/15/28 (e),(h)	153,650,000		150,096,383
6.75%, 03/09/23 (e)	11,000,000		11,239,536
Ivory Coast Government International Bond,
5.75%, 12/31/32 (e),(g),(k)	16,159,500		16,121,267
6.13%, 06/15/33 (e)	31,100,000		31,326,906
6.38%, 03/03/28 (e)	3,200,000		3,374,010
Japan Treasury Discount Bill ,0.00%, 01/14/20 - 03/30/20 (c),(u)	22,800,000,000		209,872,388
Jordan Government International Bond, 7.38%, 10/10/47 (e),(h)	8,300,000		8,840,496
JPMorgan Chase Bank N.A.,
MTN, 0.00%, 01/13/20 (e),(f),(u)	851,000,000	NGN	2,339,218
MTN, 14.35%, 09/12/24 (f)	84,579,000	EGP	5,386,424
Kenya Government International Bond, 8.00%, 05/22/32 (e),(h)	$20,200,000		21,975,580
Kingdom of Jordan, 7.38%, 10/10/47 (e),(h)	12,200,000		12,994,464
Merit Holdings Ltd., 2.50%, 06/03/20 (c),(d),(g),(h),(o)	29,400,000	EUR	33,156,060
Merit Holdings, Inc., 3.25%, 06/26/20 (c),(d),(g),(h),(o)	32,000,000	EUR	36,195,912
Mexican Bonos,
7.75%, 05/29/31	340,000,000	MXN	19,182,599
8.50%, 11/18/38	220,000,000	MXN	13,267,254
Nigeria Government International Bond,
7.14%, 02/23/30 (f),(e)	$32,900,000		33,486,541
7.63%, 11/21/25 (f),(e)	25,104,000		27,694,733
8.75%, 01/21/31 (f)	1,950,000		2,150,452
MTN, 7.63%, 11/28/47 (e)	31,800,000		30,947,188
Paraguay Government International Bond, 4.63%, 01/25/23 (e)	5,367,000		5,667,552

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount		Value
Republic of South Africa Government Bond, 10.50%, 12/21/26	216,578,621	ZAR	$17,294,483
Russian Federal Bond - OFZ,
7.25%, 05/10/34	1,510,817,000	RUB	26,240,682
7.40%, 07/17/24	608,530,000	RUB	10,355,538
Senegal Government International Bond,
6.25%, 05/23/33 (e),(h)	$13,700,000		14,391,384
6.75%, 03/13/48 (e)	7,100,000		7,137,843
Turkey Government International Bond, 6.35%, 08/10/24	4,687,000		4,894,390
Ukraine Government International Bond,
7.38%, 09/25/32 (e)	113,873,000		121,409,571
7.75%, 09/01/21 - 09/01/27 (e),(h)	30,900,000		33,149,047
United Kingdom Gilt Inflation Linked, 0.13%, 08/10/28 (c),(e)	7,696,444	GBP	12,638,290
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/26 (c),(e)	34,581,450	GBP	53,321,518
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20 (e)	$2,962,000		2,972,308

TOTAL SOVEREIGN DEBT (COST $1,363,891,665)			1,354,125,599

MORTGAGE-BACKED SECURITIES — 25.9%
Europe — 0.7%
Collateralized Mortgage Obligation (Residential) — 0.1%
JEPSON,
Series 2019-1, Class E, 1.05%, 11/24/57 (c),(g)	1,929,000	EUR	2,085,334
Series 2019-1, Class D, 1.05%, 11/24/57 (c),(g)	1,267,000	EUR	1,399,678
Mulcair Securities DAC,
Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.10%, 04/24/71 (c),(e),(g)	2,461,000	EUR	2,682,017
Series 1 SEQ, Class D, 3 mo. EURIBOR + 1.50%, 1.10%, 04/24/71 (c),(e),(g)	4,636,000	EUR	5,081,532

			11,248,561

Commercial Mortgage-Backed Securities — 0.2%
Cold Finance PLC,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.75%, 08/20/29 (c),(e),(g)	1,116,000	GBP	1,479,546
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 3.30%, 08/20/29 (c),(e),(g)	3,675,000	GBP	4,867,661
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 4.35%, 08/20/29 (c),(e),(g)	3,763,000	GBP	4,988,237

			11,335,444

Inverse Interest Only Collateralized Mortgage Obligations — 0.4%
Magnolia Finance XI DAC,
Series 2015-1HWA, Class AX, 0.25%, 05/22/20 (c),(f),(g)	31,865,798	EUR	28,595
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 05/22/20 (c),(f),(g),(h)	31,865,798	EUR	35,728,852

			35,757,447

Total Europe			58,341,452

North America — 25.2%
Collateralized Debt Obligation (Commercial) — 0.0%
STACR Trust, Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(f)	$1,533,000		44,983

Collateralized Mortgage Obligation (Residential) — 10.2%
Bellemeade Re Ltd.,
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 5.14%, 10/25/27 (b),(c),(f),(g)	16,890,000		17,207,633
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 4.44%, 08/25/28 (b),(c),(f),(g)	250,000		251,888
Series 2019-1A, Class M2, 1 mo. USD LIBOR + 2.70%, 4.49%, 03/25/29 (b),(c),(f),(g)	1,460,000		1,475,784
Series 2019-1A, Class B1, 1 mo. USD LIBOR + 4.00%, 5.79%, 03/25/29 (b),(c),(f),(g)	331,000		334,601
Series 2019-2A, Class M2, 1 mo. USD LIBOR + 3.10%, 4.89%, 04/25/29 (b),(c),(f),(g)	12,346,000		12,492,177
Series 2019-4A, Class M2, 1 mo. USD LIBOR + 2.85%, 4.64%, 10/25/29 (c),(f),(g)	8,940,000		8,943,674
Cascade Funding Mortgage Trust Series 2019-RM3, 4.000%, 06/25/69 (c),(g),(f)	723,058		679,768
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 2.13%, 05/25/37 (b),(c),(g)	632,524		599,712
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class E, 2.75%, 12/15/72 (c),(f),(g)	697,000		548,447
Series 2019-PRM, Class X, 1.18%, 05/10/36 (c),(f),(g)	33,234,000		1,543,753
Colony Mortgate Capital Trust, Series 2019-IKPR, Class E, 1 mo. USD LIBOR + 2.72%, 4.46%, 11/15/38 (f),(g)	5,500,000		5,478,550

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.64%, 02/10/47 (c),(f),(g)	$591,000	$566,231
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (c),(f),(g)	334,000	314,992
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (c),(f),(g)	227,000	208,548
Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 mo. USD LIBOR + 5.00%, 6.79%, 11/25/24 (b),(c),(g)	3,991,453	4,306,619
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 7.49%, 04/25/28 (b),(c),(g),(h)	8,863,678	9,840,455
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.24%, 01/25/29 (b),(c),(g)	5,416,717	5,721,055
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1X2, 1.30%, 04/25/31 (b),(c),(f)	5,299,228	66,691
Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.19%, 04/25/31 (b),(c),(f),(g)	5,037,939	5,098,394
Series 2019-R01, Class 2M2C, 1 mo. USD LIBOR + 2.45%, 4.24%, 07/25/31 (c),(f),(g)	5,408,451	5,413,957
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.30%, 4.09%, 08/25/31 (b),(c),(f),(g)	5,750,000	5,803,222
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 3.94%, 09/25/31 (c),(f),(g)	5,500,000	5,544,770
Series 2019-R06, Class 2M2C, 1 mo. USD LIBOR + 2.10%, 3.89%, 09/25/39 (c),(f),(g)	5,004,333	4,931,790
Series 2019-R06, Class 2B1, 1 mo. USD LIBOR + 3.75%, 5.54%, 09/25/39 (c),(f),(g)	9,910,000	10,106,991
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.10%, 3.89%, 10/25/39 (c),(f),(g)	15,487,000	15,632,191
Series 2019-R07, Class 1B1, 1 mo. USD LIBOR + 3.40%, 5.19%, 10/25/39 (c),(f),(g)	10,462,000	10,616,105
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (b),(c)	638,912	648,118
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(c)	714,899	702,751
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 3.80%, 04/25/36 (b),(c),(g)	981	992
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.15%, 3.89%, 05/15/36 (b),(f),(g)	13,113,000	13,129,391
Eagle RE Ltd., Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 5.09%, 04/25/29 (b),(c),(f),(g)	8,674,000	8,799,964
Federal Home Loan Mortgage Corp.,
Series 2015-DNA2, Class M3, 1 mo. USD LIBOR + 3.90%, 5.69%, 12/25/27 (b),(c),(g)	2,500,000	2,587,000
Series 2015-SC02, Class M3, 3.67%, 09/25/45 (b),(c),(g)	866,000	872,518
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 5.59%, 03/25/29 (b),(c),(g)	1,500,000	1,597,389
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 5.64%, 03/25/29 (b),(c),(g)	7,794,000	8,330,929
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 5.69%, 04/25/29 (b),(c),(g)	18,062,000	19,257,163
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (b),(c),(f),(g)	284,000	282,673
Series 2018-DNA1, Class M2B, 1 mo. USD LIBOR + 1.80%, 3.59%, 07/25/30 (b),(c),(g)	16,672,500	16,585,903
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.80%, 3.59%, 07/25/30 (b),(c),(g)	3,000,000	3,006,093
Series 2019-DNA1, Class M2, 1 mo. USD LIBOR + 2.65%, 4.44%, 01/25/49 (c),(f),(g)	3,891,000	3,970,688
Series 2019-DNA2, Class M2, 1 mo. USD LIBOR + 2.45%, 4.24%, 03/25/49 (b),(c),(f),(g)	3,613,751	3,650,853
Federal National Mortgage Association,
3.50%, 01/01/50 (c),(t)	17,000,000	17,490,076
4.00%, 01/01/50 (c),(t)	67,400,000	70,106,514
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.04%, 04/25/29 (b),(c),(g)	13,977,000	15,009,159
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.79%, 10/25/29 (b),(c),(g)	23,012,000	24,047,356
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 4.64%, 11/25/29 (b),(c),(g)	12,757,000	13,199,923
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 3.99%, 01/25/30 (b),(c),(g)	30,364,000	30,885,896
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 4.44%, 02/25/30 (b),(c),(g)	5,000,000	5,132,950
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.80%, 4.59%, 02/25/30 (b),(c),(g)	23,065,666	23,693,052
Series 2018-C01, Class 1M2, 1 mo. USD LIBOR + 2.25%, 4.04%, 07/25/30 (b),(c),(g),(h)	74,608,000	75,587,230
Series 2018-C02, Class 2M2, 1 mo. USD LIBOR + 2.20%, 3.99%, 08/25/30 (b),(c),(g)	8,150,188	8,225,414
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 3.94%, 10/25/30 (b),(c),(g)	32,792,000	33,102,540
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.34%, 12/25/30 (b),(c),(g)	38,160,000	38,853,024
Series 2018-C05, Class 1M2, 1 mo. USD LIBOR + 2.35%, 4.14%, 01/25/31 (c),(g),(h)	29,284,000	29,697,988
Series 2019-R04, Class 2B1, 1 mo. USD LIBOR + 5.25%, 7.04%, 06/25/39 (b),(c),(f),(g)	12,842,000	14,050,201
Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 4.09%, 10/25/48 (c),(f),(g),(h)	31,678,000	32,133,846
Government National Mortgage Association, 4.00%, 01/01/50 (c),(t)	55,300,000	57,244,127
Great Wolf Trust, Series 2019-WOLF, Class E, 1 mo. USD LIBOR + 2.73%, 4.45%, 12/15/29 (c),(f),(g)	5,375,000	5,366,642
GS Mortgage Securities Trust, Series 2014-GC20, Class C, 4.96%, 04/10/47 (c),(g)	1,203,000	1,248,187
Home RE Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 3.00%, 4.79%, 10/25/28 (b),(c),(f),(g)	21,988,000	22,026,171
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.25%, 5.04%, 05/25/29 (b),(c),(f),(g)	13,175,000	13,233,273
Homeward Opportunities Fund, Series 2019-HOF, Class B1, 4.80%, 01/25/59 (c),(f),(g)	1,136,000	1,102,437

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
LHOME Mortgage Trust,
Series 2019-RTL1, Class M, 6.90%, 10/25/23 (c),(f)	$571,000	$579,314
Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (c),(f),(g),(k)	905,000	915,408
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 5.21%, 04/25/49 (c),(f),(g)	831,000	843,676
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 5.79%, 04/25/27 (b),(c),(f),(g),(h)	4,537,302	4,602,943
Radnor RE Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 4.49%, 03/25/28 (b),(c),(f),(g)	401,000	404,557
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.20%, 4.99%, 02/25/29 (b),(c),(f),(g)	12,445,000	12,604,570
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (b),(c)	1,057,854	1,072,114
Sequoia Mortgage Trust,
Series 2017-7, Class B4, 3.76%, 10/25/47 (b),(c),(f),(g)	773,000	640,352
Series 2018-2, Class B4, 3.76%, 02/25/48 (b),(c),(f),(g)	824,778	686,705
Series 2018-3, Class B4, 3.77%, 03/25/48 (b),(c),(f),(g)	642,000	529,078
Series 2018-5, Class B4, 3.94%, 05/25/48 (b),(c),(f),(g)	649,000	552,862
Series 2018-8, Class B4, 4.31%, 11/25/48 (b),(c),(f),(g)	693,000	623,785
Series 2019-1, Class B4, 4.41%, 02/25/49 (b),(c),(f),(g)	319,000	291,883
Series 2019-2, 4.24%, 06/25/49 (c),(f),(g)	306,000	273,390
STACR Trust,
Series 2018-DNA2, Class M2, 1 mo. USD LIBOR + 2.15%, 3.94%, 12/25/30 (b),(c),(f),(g)	17,330,000	17,524,269
Series 2018-DNA3, Class M2, 1 mo. USD LIBOR + 2.10%, 3.89%, 09/25/48 (b),(c),(f),(g)	18,379,000	18,553,233
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 3.44%, 04/25/43 (b),(c),(f),(g)	612,526	614,088
Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 5.54%, 04/25/43 (c),(f),(g)	1,500,000	1,568,730
Series 2018-HRP2, Class M3, 1 mo. USD LIBOR + 2.40%, 4.19%, 02/25/47 (c),(f),(g),(h)	1,795,000	1,838,906
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 5.99%, 02/25/47 (c),(f),(g),(h)	5,461,000	5,863,104
Series 2018-HRP2, Class B2, 1 mo. USD LIBOR + 10.50%, 12.29%, 02/25/47 (b),(c),(f),(g)	4,121,000	4,697,223
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (c),(f),(g)	930,000	937,860
Structured Agency Credit Risk, Series 2015-DN1, Class M3, 1 mo. USD LIBOR + 4.15%, 5.94%, 01/25/25 (b),(c),(g)	2,748,562	2,867,410
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (c),(f),(g)	1,037,000	1,052,935
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (c),(f)	271,000	272,386

		828,997,210

Commercial Mortgage-Backed Securities — 11.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 4.57%, 09/15/34 (b),(c),(f),(g)	8,000,000	8,022,376
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 4.84%, 04/15/35 (b),(f),(g)	14,300,000	14,264,250
Austin Fairmont Hotel Trust, Series 2019-FAIR, 1 mo. USD LIBOR + 2.25%, 3.99%, 09/15/32 (c),(f),(g)	8,395,000	8,389,753
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ENM, 3.84%, 11/05/32 (c),(f),(g)	3,000,000	2,832,234
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (c),(f),(g)	8,817,000	8,370,419
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (c),(f),(g)	4,408,000	4,009,526
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class G, 5.86%, 02/10/51 (f),(g)	1,771,912	1,837,681
Series 2016-UB10, Class D, 3.00%, 07/15/49 (f),(h)	9,208,723	8,140,069
Banc of America Merrill Lynch Mortgage Trust,
Series 2019-AHT, 1 mo. USD LIBOR + 2.50%, 4.24%, 03/15/34 (b),(f),(g),(h)	9,757,897	9,830,398
Series 2019-AHT, 1 mo. USD LIBOR + 3.20%, 4.94%, 03/15/34 (b),(c),(f),(g)	3,500,000	3,520,038
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 3.84%, 09/15/35 (c),(f),(g)	2,132,000	2,134,445
Bank, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (c)	4,200,000	4,471,412
BBCMS Trust, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 4.13%, 07/15/37 (b),(f),(g),(h)	11,724,843	11,702,859
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (b),(f),(g)	8,540,708	8,579,269
Series 2006-PW13, Class D, 5.75%, 09/11/41 (b),(f),(g)	2,022,991	2,038,410
Series 2006-PW14, Class C, 5.37%, 12/11/38 (f),(h)	2,419,905	2,450,660
Series 2006-T22, Class G, 5.73%, 04/12/38 (f),(g),(h)	3,356,648	3,406,390
Series 2007-PW16, Class C, 5.74%, 06/11/40 (b),(f),(g)	4,256,042	4,266,775

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-PW18, Class B, 6.48%, 06/11/50 (b),(f),(g)	$6,394,786	$6,414,233
Series 2007-T26, Class AM, 5.45%, 01/12/45 (b),(g)	707,350	721,666
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (c),(g)	5,000,000	5,454,615
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 3.64%, 07/15/35 (b),(c),(f),(g)	4,500,000	4,491,563
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.05%, 3.79%, 11/15/35 (b),(c),(f),(g)	6,895,000	6,895,000
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 4.89%, 07/15/34 (b),(f),(g),(h)	9,738,285	9,732,199
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 5.99%, 07/15/34 (b),(c),(f),(g)	3,400,000	3,397,875
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 3.71%, 09/15/37 (f),(g),(h)	12,268,100	12,276,553
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.16%, 05/15/35 (b),(c),(f),(g)	2,500,000	2,507,218
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 4.74%, 11/15/34 (b),(c),(f),(g)	5,000,000	5,023,000
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 4.29%, 12/15/37 (b),(c),(f),(g)	5,000,000	5,000,000
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 04/10/29 (b),(f),(g)	626,142	637,239
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (c)	3,800,000	4,032,955
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.22%, 11/10/49 (b),(c),(f),(g)	3,266,000	3,104,150
Series 2017-C8, Class E, 3.22%, 06/15/50 (c),(f)	3,110,000	2,435,998
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 1 mo. USD LIBOR + 2.55%, 4.29%, 11/15/36 (g),(f)	9,500,000	9,491,194
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.15%, 3.89%, 07/15/32 (b),(c),(f),(g)	4,360,343	4,349,498
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 4.89%, 02/15/37 (b),(f),(g)	6,289,051	6,225,620
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.72%, 07/25/37 (b),(c),(g)	89,108	89,824
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 1 mo. USD LIBOR + 2.35%, 4.09%, 06/15/34 (b),(c),(f),(g)	7,000,000	6,999,937
CHT Mortgage Trust,
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 4.74%, 11/15/36 (b),(c),(f),(g)	4,679,000	4,683,370
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 5.48%, 11/15/36 (b),(c),(f),(g)	8,000,000	8,009,960
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b),(c)	265,419	270,654
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.19%, 03/15/49 (b),(g)	1,457,691	1,470,892
Series 2012-GC8, Class D, 4.88%, 09/10/45 (c),(f),(g)	926,000	929,821
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	9,000,000	8,689,131
Series 2015-GC27, Class D, 4.43%, 02/10/48 (f),(g),(h)	8,766,828	8,362,230
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f)	4,286,000	3,989,906
Series 2015-GC31, Class D, 4.06%, 06/10/48 (b),(c),(g)	1,850,000	1,762,323
Series 2015-GC35, Class D, 3.24%, 11/10/48 (h)	11,749,031	10,256,187
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(f)	1,826,000	1,501,467
Series 2016-P4, Class D, 3.97%, 07/10/49 (b),(g),(f)	3,346,039	3,136,370
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (c)	2,060,000	2,265,870
Series 2019-PRM, Class E, 4.89%, 05/10/36 (b),(f)	6,971,687	7,164,398
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class C, 5.65%, 04/15/47 (g)	371,134	378,328
Series 2007-C3, Class B, 5.61%, 05/15/46 (b),(g)	8,296,485	7,964,625
COMM Mortgage Trust,
Series 2013-CR12, Class C, 5.08%, 10/10/46 (g)	4,349,996	4,405,615
Series 2015-LC19, Class D, 2.87%, 02/10/48 (f),(h)	7,000,000	6,457,101
Series 2015-PC1, Class C, 4.44%, 07/10/50 (g),(h)	5,022,634	5,183,218
Commercial Mortgage Trust,
Series 2014-CR17, Class D, 4.85%, 05/10/47 (f),(g),(h)	6,737,301	6,872,903
Series 2015-CR22, Class E, 3.00%, 03/10/48 (c),(f)	433,000	372,867
Series 2015-CR23, Class E, 3.23%, 05/10/48 (c),(f)	4,668,000	4,108,699
Series 2015-CR23, Class D, 4.25%, 05/10/48 (b),(c),(g)	2,247,000	2,243,535
Series 2015-CR25, Class D, 3.79%, 08/10/48 (c),(g)	432,000	387,943
Series 2015-CR27, Class D, 3.47%, 10/10/48 (c),(f),(g)	2,955,000	2,951,362
Series 2015-DC1, Class D, 4.34%, 02/10/48 (f),(g),(h)	18,908,641	16,970,921
Series 2015-LC21, Class D, 4.30%, 07/10/48 (c),(g)	1,010,000	1,020,877
Commerical Mortgage Trust, Series 2014-UBS3, Class D, 4.77%, 06/10/47 (f),(g)	4,691,174	4,537,655

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 7.79%, 09/25/28 (c),(g)	$2,452,386	$2,684,647
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2C, 4.19%, 04/25/31 (c),(f),(g)	2,903,667	2,941,087
Series 2019-R05, Class 1B1, 1 mo. USD LIBOR + 4.10%, 5.89%, 07/25/39 (b),(c),(f),(g)	2,658,000	2,789,372
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 4.09%, 12/15/31 (b),(c),(f),(g)	6,358,000	6,350,078
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Class AJ, 5.64%, 01/15/49 (b),(g)	164,224	164,799
Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 3.99%, 08/15/35 (f),(g),(h)	9,531,284	9,531,275
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.19%, 06/15/57 (b),(c),(g)	1,282,000	1,128,461
Series 2015-C3, Class D, 3.35%, 08/15/48 (c),(g),(h)	3,139,000	2,629,829
Series 2015-C3, Class C, 4.35%, 08/15/48 (g),(h)	2,074,266	2,068,471
Series 2015-C4, Class F, 3.50%, 11/15/48 (c),(f),(g)	5,568,000	4,755,690
Series 2018-CX11, Class D, 2.75%, 04/15/51 (c),(f),(g)	604,000	567,301
Series 2019-C17, Class D, 2.50%, 09/15/52 (c),(f)	1,409,000	1,222,722
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2B, 1 mo. USD LIBOR + 3.45%, 5.24%, 10/25/29 (c),(g)	1,381,500	1,476,232
Series 2017-DNA3, Class M2B, 4.29%, 03/25/30 (c),(g)	2,419,000	2,465,842
Series 2017-HQA1, Class M2B, 1 mo. USD LIBOR + 3.55%, 5.34%, 08/25/29 (b),(c),(g)	5,602,000	5,974,527
Series 2017-HQA2, Class M2B, 1 mo. USD LIBOR + 2.65%, 4.44%, 12/25/29 (b),(c),(g)	10,850,607	11,177,178
Series 2018-HQA1, Class M2B, 4.09%, 09/25/30 (c),(g)	4,649,500	4,679,629
Series 2019-FTR2, Class M2, 1 mo. USD LIBOR + 2.15%, 3.94%, 11/25/48 (b),(c),(f),(g)	10,006,000	10,041,721
Federal National Mortgage Association,
Series 2017-C01, Class 1M2C, 1 mo. USD LIBOR + 3.55%, 5.34%, 07/25/29 (b),(c),(g)	7,455,893	7,927,337
Series 2017-C02, Class 2M2C, 1 mo. USD LIBOR + 3.65%, 5.44%, 09/25/29 (b),(c),(g)	8,490,294	9,111,682
Series 2017-C07, Class 1M2C, 1 mo. USD LIBOR + 2.40%, 4.19%, 05/25/30 (c),(g)	2,397,838	2,403,600
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, 4.10%, 12/10/36 (f)	10,500,000	10,288,383
FREMF Mortgage Trust,
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27 (c),(f),(g)	119,000	116,362
Series 2018-K154, Class B, 4.02%, 11/25/32 (c),(f),(g)	2,477,000	2,399,628
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g)	9,859,660	8,905,245
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.46%, 12/10/30 (b),(c),(f),(g)	1,000,000	1,008,773
Series 2017-GS8, Class A4, 3.47%, 11/10/50 (c)	5,700,000	6,024,193
Series 2017-SLP, Class E, 4.59%, 10/10/32 (b),(c),(f),(g)	5,000,000	5,038,455
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class E, 1 mo. USD LIBOR + 2.20%, 3.94%, 10/15/36 (f),(g),(h)	8,000,000	7,995,728
GS Mortgage Securities Trust,
Series 2013-GC12, Class D, 4.45%, 06/10/46 (b),(f),(g),(h)	11,719,727	11,641,967
Series 2014-GC20, Class D, 4.96%, 04/10/47 (c),(f),(g)	1,199,911	1,113,659
Series 2014-GC24, Class C, 4.53%, 09/10/47 (c),(g)	303,000	286,534
Series 2016-GS2, Class D, 2.75%, 05/10/49 (c),(f)	1,415,000	1,342,609
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(f)	1,593,000	1,479,136
Series 2018-HART, Class D, 1 mo. USD LIBOR + 2.20%, 3.94%, 10/15/31 (f),(g),(h)	2,210,215	2,208,458
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class M4, 4.64%, 09/25/46 (c),(f),(g)	1,290,000	1,270,267
Series 2019-1, Class M5, 5.73%, 09/25/46 (c),(f),(g)	1,063,000	1,055,440
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 4.49%, 05/15/38 (b),(c),(f),(g)	10,500,000	10,493,700
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 4.39%, 12/15/34 (b),(c),(f),(g)	5,202,000	5,198,749
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (c),(f),(g)	20,134,000	19,977,297
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (c),(f),(g)	625,000	620,163
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust, Series 2018-MINN, Class E, 1 mo. USD LIBOR + 2.50%, 4.27%, 11/15/35 (b),(c),(f),(g)	6,000,000	5,987,196
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 4.74%, 06/15/35 (b),(c),(f),(g)	2,246,427	2,247,831
Series 2019-BKWD, Class E, 1 mo. USD LIBOR + 2.60%, 4.34%, 09/15/29 (f),(g)	6,000,000	6,003,750
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 4.24%, 05/15/34 (c),(f),(g)	3,258,000	3,257,974

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.77%, 01/12/38 (b),(f),(g)	$4,065,178	$4,126,188
Series 2005-LDP2, Class G, 5.47%, 07/15/42 (b),(f),(g)	1,346,490	1,344,335
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (b),(g)	9,624,990	9,710,393
Series 2007-CB20, Class D, 6.18%, 02/12/51 (b),(f),(g)	1,284,184	1,313,624
Series 2010-C1, Class B, 5.95%, 06/15/43 (f),(h)	2,726,593	2,766,431
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 3.88%, 10/15/32 (f),(g),(h)	4,486,458	4,486,449
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 4.74%, 02/15/35 (b),(f),(g)	12,700,000	12,690,488
Series 2018-PHH, Class E, 1 mo. USD LIBOR + 2.41%, 4.15%, 06/15/35 (b),(f),(g)	6,309,807	6,309,794
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.70%, 10/15/48 (b),(c),(f),(g)	5,074,000	4,594,020
Series 2015-C28, Class C, 4.20%, 10/15/48 (g),(h)	9,726,355	9,948,077
Series 2015-C29, Class D, 3.66%, 05/15/48 (c),(g)	112,000	99,144
Series 2015-C30, Class D, 3.77%, 07/15/48 (b),(c),(g)	4,924,500	4,640,287
Series 2015-C30, Class C, 4.27%, 07/15/48 (c),(g),(h)	11,768,000	12,095,962
Series 2015-C31, Class E, 4.62%, 08/15/48 (c),(f),(g)	1,093,000	953,584
Series 2016-C1, Class E, 4.74%, 03/15/49 (c),(f),(g)	3,116,000	2,833,329
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D, 3.40%, 06/15/49 (b),(f),(g)	1,381,129	1,258,534
Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (c)	4,950,000	5,223,344
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + ..35%, 2.09%, 07/15/44 (b),(f),(g)	1,102,027	1,097,178
Series 2007-C3, Class AJ, 5.91%, 07/15/44 (b),(g)	406,782	412,227
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.28%, 04/15/41 (b),(g)	2,964,184	3,047,919
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G, 5.11%, 07/15/40 (f),(g)	5,250,000	5,266,800
Series 2006-C1, Class C, 5.34%, 02/15/41 (b),(g)	5,200,821	4,680,739
Series 2007-C1, Class F, 5.61%, 02/15/40 (b),(g)	2,510,341	2,442,165
Series 2007-C6, Class AJ, 6.26%, 07/15/40 (b),(g),(h)	20,521,211	20,637,443
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.85%, 7.59%, 09/15/28 (b),(c),(f),(g)	7,337,715	7,364,241
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (c),(f),(g)	967,000	976,867
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.59%, 05/12/39 (b),(g)	136,908	138,945
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class G, 4.50%, 08/15/45 (b),(f)	8,330,000	8,385,028
Series 2014-C15, Class F, 4.00%, 04/15/47 (f)	2,000,000	1,937,470
Series 2014-C15, Class E, 4.91%, 04/15/47 (b),(c),(f),(g)	6,000,000	6,165,756
Series 2014-C15, Class D, 4.91%, 04/15/47 (b),(c),(f),(g)	2,270,000	2,399,912
Series 2014-C16, Class C, 4.77%, 06/15/47 (g),(h)	3,382,037	3,492,609
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	3,659,000	3,426,441
Series 2015-C21, Class D, 4.15%, 03/15/48 (b),(c),(f),(g)	4,754,000	4,377,098
Series 2015-C22, Class D, 4.24%, 04/15/48 (c),(f),(g)	870,000	833,363
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(f)	2,517,000	2,056,009
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(f),(g)	1,323,000	1,112,095
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(c),(f),(g)	991,000	803,500
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (c)	2,907,303	3,086,018
Morgan Stanley Capital I Trust,
Series 2005-T19, Class H, 5.71%, 06/12/47 (b),(f),(g)	3,729,457	3,735,081
Series 2006-HQ8, Class D, 5.60%, 03/12/44 (b),(g)	1,430,880	1,438,568
Series 2006-HQ9, Class E, 5.90%, 07/12/44 (b),(g)	2,122,010	2,128,744
Series 2006-IQ11, Class B, 6.07%, 10/15/42 (b),(g)	8,265	8,211
Series 2007-IQ15, Class B, 5.95%, 06/11/49 (c),(f),(g)	494,263	507,327
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g)	9,873,579	10,150,513
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(f)	1,761,000	1,242,165
Mortgage Insurance-Linked Notes Serie, Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 4.67%, 11/26/29 (c),(f),(g)	8,540,000	8,621,975
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 4.99%, 08/15/34 (b),(f),(g),(h)	12,202,685	12,231,752
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 3.79%, 02/15/33 (c),(f),(g)	250,000	248,906
Series 2018-TECH, Class E, 1 mo. USD LIBOR + 2.25%, 3.99%, 11/15/34 (f),(g),(h)	2,196,444	2,174,480
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 4.49%, 07/15/36 (f),(g),(c)	116,000	115,998
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 5.24%, 07/15/36 (c),(f),(g)	105,000	104,998

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 4.43%, 04/15/32 (c),(f),(g)	$1,741,000	$1,742,586
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(c),(f)	6,907,000	6,829,814
PMT Credit Risk Transfer Trust,
Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 4.55%, 05/27/23 (b),(c),(f),(g)	9,679,032	9,692,602
Series 2019-3R, Class A, 1 mo. USD LIBOR + 2.70%, 4.61%, 10/27/22 (b),(c),(f),(g)	23,850,385	23,858,565
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (c),(f)	1,648,000	1,575,434
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (c),(f)	339,000	329,178
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (c),(f)	1,173,000	1,183,673
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (c),(f)	121,000	118,043
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.02%, 10/25/52 (c),(f),(g)	1,691,000	1,677,296
Series 2019-6, Class D, 4.93%, 10/25/52 (c),(f),(g)	227,000	219,225
Sequoia Mortgage Trust,
Series 2017-3, Class B4, 3.80%, 04/25/47 (c),(f),(g)	291,000	251,736
Series 2019-3, Class B4, 4.12%, 09/25/49 (c),(f),(g)	356,000	310,068
Series RR Trust, 0.01%, 04/26/48 (c)	3,595,000	2,762,772
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.84%, 10/10/48 (c),(f),(g)	295,000	289,459
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 4.74%, 01/15/35 (c),(f),(g)	4,158,000	4,163,559
STACR Trust,
Series 2018-DNA2, Class M2B, 1 mo. USD LIBOR + 2.15%, 3.94%, 12/25/30 (b),(c),(f),(g)	2,555,000	2,539,294
Series 2018-HRP2, Class M3B, 1 mo. USD LIBOR + 2.40%1 mo. USD LIBOR + 2.40%, 4.19%, 02/25/47 (c),(f),(g)	1,697,500	1,726,666
Structured Agency Credit Risk,
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 10.59%, 03/25/28 (b),(c),(d),(g)	3,370,425	4,130,179
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 6.59%, 05/25/28 (b),(c),(g)	5,130,000	5,555,092
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.34%, 07/25/28 (b),(c),(g)	7,030,000	7,779,454
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.14%, 09/25/28 (b),(c),(g)	4,205,000	4,679,492
UBS Commercial Mortgage Trust,
Series 2018-C9, Class D, 4.89%, 03/15/51 (c),(f),(g)	308,000	317,603
Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 5.56%, 02/15/32 (b),(c),(f),(g)	798,000	798,171
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.05%, 01/10/45 (b),(f),(g)	4,327,496	4,309,186
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class E, 5.08%, 10/15/44 (b),(f),(g)	1,773,656	1,613,317
Series 2006-C28, Class D, 5.72%, 10/15/48 (b),(g)	8,189,978	8,170,323
Series 2006-C29, Class C, 5.44%, 11/15/48 (b),(g)	1,119,789	1,132,651
Waldorf Astoria Boca Raton Trust, Series 2019-WBM, Class E, 1 mo. USD LIBOR + 2.68%, 4.42%, 12/15/33 (b),(c),(f),(g)	5,000,000	4,994,315
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (c),(f),(g)	992,000	938,043
Series 2015-C26, Class D, 3.59%, 02/15/48 (c),(f),(h)	14,815,912	14,184,917
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(c),(f)	6,903,000	6,332,867
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(c)	3,546,000	3,216,492
Series 2015-LC20, Class E, 2.63%, 04/15/50 (c),(f)	1,312,000	1,026,406
Series 2015-LC20, Class D, 4.38%, 04/15/50 (b),(c),(f),(g)	3,000,000	3,017,052
Series 2015-NXS2, Class C, 4.31%, 07/15/58 (b),(c),(g)	9,557,000	10,076,060
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (b),(c),(f),(g)	2,629,000	2,306,971
Series 2016-C32, Class D, 3.79%, 01/15/59 (f),(g)	2,800,000	2,632,039
Series 2016-C34, Class C, 5.03%, 06/15/49 (b),(g),(h)	7,139,495	7,715,681
Series 2016-C34, Class D, 5.03%, 06/15/49 (f),(g),(h)	8,247,487	7,832,473
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(f)	4,253,000	3,885,617
Series 2019-JWDR SEQ, Class D, 3.44%, 09/15/31 (c),(f),(g)	1,324,000	1,297,149
Series 2019-JWDR SEQ, Class E, 3.99%, 09/15/31 (c),(f),(g)	1,978,000	1,938,195
Series 2019-JWDR SEQ, Class F, 4.71%, 09/15/31 (c),(f),(g)	2,291,000	2,243,952
Series 2019-JWDR SEQ, Class G, 5.56%, 09/15/31 (c),(f),(g)	2,067,000	2,026,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (c)	0	0
WFRBS Commercial Mortgage Trust,
Series 2013-C18, Class D, 4.69%, 12/15/46 (b),(f),(g)	11,538,000	11,570,872
Series 2014-C19, Class D, 4.23%, 03/15/47 (c),(f)	325,000	307,541
Series 2014-C22, Class C, 3.76%, 09/15/57 (c),(g)	1,525,000	1,476,860

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C22, Class D, 3.90%, 09/15/57 (c),(f),(g)	$4,635,000	$3,796,186
Series 2014-C24, Class C, 4.29%, 11/15/47 (g),(h)	4,925,729	4,941,812
Series 2014-C25, Class D, 3.80%, 11/15/47 (b),(f),(g)	2,228,834	2,049,654
Series 2014-LC14, Class D, 4.59%, 03/15/47 (f),(g),(h)	5,521,231	5,369,817
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (c),(f),(g)	129,000	118,206

		956,242,111

Interest Only Collateralized Mortgage Obligations — 1.9%
FREMF Mortgage Trust, Series 2019-K102, Class C, 3.65%, 12/25/51 (c),(f),(g)	479,000	454,821
Government National Mortgage Association ,4.500%, 04/20/49 - 01/01/50 (c),(h),(t)	142,899,280	149,418,506
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 1 mo. USD LIBOR + 3.25%, 5.04%, 10/15/49 (c),(f),(g)	2,300,000	2,398,983

		152,272,310

Inverse Interest Only Collateralized Mortgage Obligations — 1.4%
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, 1.09%, 04/10/48 (c),(g)	13,635,264	548,533
Series 2019-C7, Class XD, 1.33%, 12/15/72 (c),(f),(g)	5,347,000	534,363
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (c),(f),(g)	5,918,000	313,826
COMM Mortgage Trust,
Series 2014-CR18, Class D, 4.73%, 07/15/47 (c),(f),(g)	2,111,000	2,082,846
Series 2014-CR21, Class E, 3.00%, 12/10/47 (f)	1,686,000	1,545,647
Series 2014-CR21, Class D, 3.93%, 12/10/47 (f),(g)	2,763,445	2,726,064
Series 2015-CR27, Class E, 3.25%, 10/10/48 (c),(f)	1,885,000	1,651,337
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.07%, 08/10/47 (b),(c),(g)	17,112,834	694,405
Series 2014-UBS5, Class XA, 0.88%, 09/10/47 (b),(c),(g)	3,116,555	105,495
Series 2015-CR23, Class XA, 0.93%, 05/10/48 (b),(c),(g)	11,797,587	391,928
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2X2, 1.30%, 07/25/31 (c),(f)	10,816,902	200,091
Series 2019-R06, Class 2X2, 1.10%, 09/25/39 (c),(f)	10,008,667	186,301
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.76%, 06/15/57 (b),(c),(g)	37,730,833	1,231,799
Series 2015-C3, Class XA, 0.79%, 08/15/48 (c),(g)	116,315,126	3,371,045
Series 2019-C18, Class XD, 1.58%, 12/15/52 (c),(f),(g)	4,452,333	524,204
DBJPM Mortgage Trust, Series 2016-SFC, Class XA, 0.48%, 08/10/36 (c),(f),(g)	22,046,396	660,995
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 4.78%, 11/19/35 (c),(f),(g)	1,613,000	1,617,241
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 5.26%, 11/19/35 (c),(f),(g)	2,202,000	2,209,099
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (c),(f),(g)	64,579,000	775,465
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (c)	1,381,500	92,433
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (c)	1,935,200	65,493
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c)	5,602,000	216,170
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c)	8,680,485	309,034
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c)	8,548,500	137,477
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (c)	3,719,600	69,374
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (c),(g)	17,789	407
Series 2019-ML05, Class XUS, 0.49%, 01/25/36 (c),(g)	20,705	915
Series K-1514, Class X3, 2.86%, 10/25/34 (c),(g)	13,043,739	3,646,664
Series K049, Class X3, 1.55%, 10/25/43 (c),(g)	2,177,000	161,459
Series K061, Class X1, 0.18%, 11/25/26 (c),(g)	17,967,909	217,987
Series K071, Class X1, 0.29%, 11/25/27 (c),(g)	89,401,141	1,845,597
Series K077, Class X3, 2.23%, 05/25/28 (c),(g)	22,022,809	3,394,023
Series K086, Class X3, 2.30%, 12/25/28 (c),(g)	13,743,594	2,262,608
Series K089, Class X3, 2.30%, 01/25/46 (c),(g)	7,963,000	1,371,213
Series K095, Class X3, 2.10%, 01/25/30 (c),(g)	9,297,000	1,495,608
Series K102, Class X3, 1.96%, 12/25/46 (c),(g)	20,880,337	3,098,914
Series K154, Class X1, 0.31%, 11/25/32 (c),(g)	33,136,053	1,002,366
Series K725, Class X1, 0.71%, 01/25/24 (c),(g)	143,208,483	3,590,094
Series KG01, Class X3, 3.12%, 05/25/29 (c),(g)	9,477,000	2,227,019
Series KLU1, Class X3, 3.97%, 01/25/31 (c),(g)	19,565,453	3,935,904

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series KLU2, Class X1, 1.16%, 08/25/29 (c),(g)	$64,084,000	$4,798,866
Series KLU2, Class X3, 4.10%, 08/25/29 (c),(g)	9,518,000	2,402,172
Series KS11, Class XFX, 1.60%, 06/25/29 (c),(g)	24,405,000	2,909,711
Series KW08, Class X3, 3.19%, 10/25/31 (c),(g)	6,701,000	1,508,817
Series KW09, Class X3, 3.01%, 06/25/29 (c),(g)	6,654,000	1,492,140
Series KW10, Class X3, 2.72%, 10/25/32 (c),(g)	5,935,000	1,232,403
Federal National Mortgage Association,
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c)	14,911,786	588,389
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(c)	13,306,280	590,160
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (c)	4,327,426	246,053
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (c)	19,264,667	727,318
Series 2017-C04, Class 2M2C, 1 mo. USD LIBOR + 2.85%, 4.64%, 11/25/29 (c),(g)	9,632,333	10,006,193
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (c)	4,726,162	78,213
FREMF Mortgage Trust,
Series 2015-K719, Class B, 3.44%, 06/25/22 (c),(f),(g)	4,711,000	4,693,329
Series 2017-KF34, Class B, 1 mo. USD LIBOR + 2.70%, 4.40%, 08/25/24 (f),(g),(h)	2,765,962	2,810,729
Series 2019-K95, Class C, 4.05%, 06/25/29 (c),(f),(g)	1,882,000	1,889,543
Series 2019-K96, Class C, 3.94%, 07/25/29 (c),(f),(g)	3,697,000	3,666,825
Series 2019-K97, Class C, 3.76%, 08/25/29 (c),(f),(g)	1,559,000	1,545,586
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class E, 4.40%, 02/10/46 (c),(f),(g)	3,900,000	3,717,741
Series 2018-GS10, Class E, 3.00%, 07/10/51 (c),(f),(g)	1,379,000	1,227,267
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA, 0.77%, 07/10/48 (c),(g)	22,810,296	753,515
Series 2015-GS40, 1.16%, 07/10/52 (c),(f),(g)	2,219,000	216,761
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.52%, 07/15/48 (c),(g)	45,776,980	1,129,456
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.43%, 11/13/52 (c),(f),(g)	4,231,000	480,841
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.08%, 04/15/48 (b),(c),(g)	18,510,960	740,401
Series 2015-C23, Class XA, 0.66%, 07/15/50 (c),(g)	54,278,102	1,203,780
Series 2015-C25, Class XA, 1.10%, 10/15/48 (b),(c),(g)	35,435,278	1,648,662
Series 2016-C31, Class D, 3.00%, 11/15/49 (c),(f),(g)	2,354,000	1,984,417
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.70%, 08/15/49 (c),(f),(g)	3,200,500	2,549,256
STACR Trust, Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (c),(f)	1,358,000	58,341
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.15%, 10/10/36 (c),(f),(g)	22,467,000	189,172
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.08%, 12/15/47 (b),(c),(g)	40,362,356	1,697,600
Series 2015-C29, Class XA, 0.64%, 06/15/48 (b),(c),(g)	115,225,402	3,372,302
Series 2016-C32, Class XA, 1.30%, 01/15/59 (c),(g)	36,842,496	2,166,928

		114,834,330

Total North America		2,052,390,944

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,081,563,705)		2,110,732,396

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.5%
North America — 1.5%
Collateralized Mortgage Obligation (Residential) — 0.1%
GOVERNMENT NATIONAL MORTGAGE A GNR 2019 6 SE, 4.34%, 01/20/49 (c),(g)	34,248,854	5,015,025

Interest Only Collateralized Mortgage Obligations — 1.0%
Government National Mortgage Association,
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 4.87%, 12/20/41 (c),(g)	4,960,910	1,175,081
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 4.34%, 08/20/42 (c),(g)	5,217,531	1,139,477
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 3.84%, 08/20/44 (c),(g)	3,219,908	573,565
Series 2015-148, Class SL, 1 mo. USD LIBOR + 5.68%, 3.92%, 10/20/45 (c),(g)	14,255,585	2,526,389
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 4.39%, 10/20/45 (c),(g)	7,740,493	1,474,719
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 4.44%, 11/20/45 (c),(g)	7,331,437	1,534,286
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 4.44%, 11/20/45 (c),(g)	9,978,961	2,030,818
Series 2016-5, Class QS, 1 mo. USD LIBOR + 6.20%, 4.44%, 01/20/46 (c),(g)	11,293,944	2,405,904

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-101, Class SL, 1 mo. USD LIBOR + 6.20%, 4.44%, 07/20/47 (c),(g)	$9,552,459	$1,805,749
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 4.44%, 07/20/47 (c),(g)	7,185,819	1,271,107
Series 2017-117, Class BS, 1 mo. USD LIBOR + 6.20%, 4.44%, 08/20/47 (c),(g)	5,794,384	1,067,859
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 4.44%, 08/20/47 (c),(g)	7,319,276	1,549,981
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 4.44%, 10/20/47 (c),(g)	7,788,722	1,584,024
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 4.39%, 04/20/47 (c),(g)	6,998,774	1,432,950
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 4.44%, 05/20/47 (c),(g)	7,059,689	1,388,020
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 4.44%, 05/20/47 (c),(g)	14,639,716	2,837,997
Series 2018-160, Class BS, 1 mo. USD LIBOR + 6.15%, 4.39%, 11/20/48 (c),(g)	31,895,660	4,624,552
Series 2018-27, Class HS, 1 mo. USD LIBOR + 6.20%, 4.44%, 02/20/48 (c),(g)	4,247,308	669,771
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 4.44%, 04/20/48 (c),(g)	9,423,091	2,021,790
Series 2018-54, Class AS, 1 mo. USD LIBOR + 5.72%, 3.96%, 04/20/48 (c),(g)	5,086,211	729,479
Series 2018-54, Class SA, 1 mo. USD LIBOR + 6.25%, 4.49%, 04/20/48 (c),(g)	15,258,632	2,449,163
Series 2018-64, Class SG, 1 mo. USD LIBOR + 6.20%, 4.44%, 05/20/48 (c),(g)	5,016,900	825,139
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 4.39%, 05/20/48 (c),(g)	7,954,527	1,321,406
Series 2018-78, Class AS, 1 mo. USD LIBOR + 6.20%, 4.44%, 06/20/48 (c),(g)	15,112,858	2,175,662
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 4.44%, 07/20/48 (c),(g)	7,184,273	1,152,120
Series 2019-1, Class LS, 1 mo. USD LIBOR + 6.05%, 4.29%, 01/20/49 (c),(g)	37,609,719	6,297,522
Series 2019-58, Class SY, 1 mo. USD LIBOR + 6.00%, 4.24%, 01/20/41 (c),(g)	18,654,022	3,195,695
Series 2019-82, Class S, 1 mo. USD LIBOR + 6.05%, 4.29%, 06/20/49 (c),(g)	19,106,413	2,650,461
Series 2019-90, Class BS, 1 mo. USD LIBOR + 6.15%, 4.39%, 07/20/49 (c),(g)	41,278,099	6,804,529
Series 2019-92, Class SE, 1 mo. USD LIBOR + 6.10%, 4.34%, 07/20/49 (c),(g)	48,437,242	5,969,842
Series 2019-98, Class SC, 1 mo. USD LIBOR + 6.05%, 4.29%, 08/20/49 (c),(g)	69,330,541	11,127,552

		77,812,609

Inverse Interest Only Collateralized Mortgage Obligations — 0.4%
Government National Mortgage Association,
Series 2019-110, 1 mo. USD LIBOR + 6.05%, 4.29%, 09/20/49 (c),(g)	113,865,922	24,685,904
Series 2019-84, 1 mo. USD LIBOR + 6.10%, 4.34%, 07/20/49 (c),(g)	72,259,651	8,441,084

		33,126,988

Total North America		115,954,622

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $116,004,243)		115,954,622

U.S. TREASURY OBLIGATIONS — 6.2%
North America — 6.2%
U.S. Treasury Inflation Indexed Notes, 0.13%, 07/15/26 (c),(h)	32,205,900	32,304,846
0.25%, 07/15/29 (c),(h)	18,107,820	18,281,547
0.38%, 07/15/27 (c),(h)	10,782,487	10,997,467
0.50%, 01/15/28 (c),(h)	36,251,895	37,185,028
0.63%, 01/15/26 (c),(h)	10,017,473	10,323,662
0.75%, 07/15/28 (c),(h)	13,326,820	14,018,650
0.88%, 01/15/29 (c),(h)	18,547,802	19,693,768
U.S. Treasury Notes, 1.38%, 02/15/20 (b)	4,028,000	4,026,588
1.38%, 09/30/20 (b)	210,000,000	209,566,478
2.50%, 06/30/20	12,493,000	12,545,705
2.63%, 07/31/20—08/15/20	14,009,600	14,092,059
3.63%, 02/15/20 (b)	125,000,000	125,289,686

Total North America		508,325,484

TOTAL U.S. TREASURY OBLIGATIONS (COST $503,521,400)		508,325,484

MUNICIPALS — 0.3%

Security Description	Shares	Value
North America — 0.3%
California Housing Finance, Rev., Series 2019 X (c),(g)	15,515,000	381,669
Puerto Rico,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
GO, Series 2012 A,, 5.00%, 07/01/41 (b),(i)	5,505,000	$3,743,400
GO, Series 2012 A,, 5.50%, 07/01/39 (b),(i)	3,740,000	2,674,100
GO, Series 2014 A,, 8.00%, 07/01/35 (b),(i)	32,250,000	20,519,062

Total North America		27,318,231

TOTAL MUNICIPALS (COST $21,530,468)		27,318,231

EXCHANGE-TRADED FUNDS — 1.6%
Invesco Emerging Markets Sovereign Debt ETF (c)	36,962	1,093,336
iShares Core MSCI Emerging Markets ETF (c)	330,363	17,760,315
SPDR Dow Jones International Real Estate ETF (c)	534,312	20,725,962
Vanguard Emerging Markets Government Bond ETF (c)	10,275	836,488
Vanguard FTSE Emerging Markets ETF (c)	437,944	19,475,370
Vanguard Global ex-U.S. Real Estate ETF (c)	544,216	32,157,723
Vanguard Real Estate ETF (c)	420,721	39,038,702

TOTAL EXCHANGE-TRADED FUNDS (COST $125,009,972)		131,087,896

WARRANTS — 0.1%
Apex Technology Acquisition Corp., A Shares (a),(c),(d)	408,125	510,156
ARYA Sciences Acquisition Corp. (a),(c),(d)	210,000	336,000
Bespoke Capital Acquisition Corp. (a),(c),(d)	375,000	281,250
Churchill Capital Corp. II (a),(c),(d)	333,333	474,400
Collier Creek Holdings (a),(c),(d)	199,466	239,359
Conyers Park II Acquisition Corp. (a),(c),(d)	125,000	196,250
Crescent Acquisition Corp. (a),(c),(d)	375,000	210,000
Diamond Eagle Acquisition Corp., A Shares (a),(c),(d)	250,000	600,000
Far Point Acquisition Corp. (a),(c),(d)	138,889	179,167
Forum Merger II Corp., A Shares (a),(c),(d)	31,000	14,263
GigCapital2, Inc. (a),(c),(d)	500,000	150,000
Gores Holdings, Inc. (a),(c),(d)	151,578	234,946
Gores Metropoulos, Inc., A Shares (a),(c),(d)	250,000	345,000
GS Acquisition Holdings Corp. (a),(c),(d)	250,000	576,225
GX Acquisition Corp., A Shares (a),(c),(d)	250,000	199,975
Haymaker Acquisition Corp. II, A Shares (a),(c),(d)	400,000	564,000
Hennessy Capital Acquisition Corp. (a),(c),(d)	285,000	228,000
Landcadia Holdings II, Inc. (a),(c),(d)	250,000	164,725
Monocle Acquisition Corp. (a),(c),(d)	200,000	160,000
New Providence Acquisition Corp., A Shares (a),(c),(d)	300,000	240,000
Pivotal Investment Corp. II (a),(c),(d)	166,666	123,333
SC Health Corp. (a),(c),(d)	123,794	118,842
Silver Spike Acquisition Corp. (a),(c),(d)	375,000	161,175
South Mountain Merger Corp. (a),(c),(d)	300,000	228,000
Subversive Capital Acquisition Corp. (a),(c),(d)	750,000	787,500
Thunder Bridge Acquisition II Ltd. (a),(c),(d)	375,000	337,500
Trine Acquisition Corp. (a),(c),(d)	200,000	190,000
Tuscan Holdings Corp. (a),(c),(d)	400,000	191,000

TOTAL WARRANTS (COST $6,387,412)		8,041,066

INVESTMENTS IN INVESTEE FUNDS — 9.2%
Europe — 1.0%
GCM Equity Master Fund LP (cost $ 68,116,416) (a),(d),(l)	1	82,955,297

Total Europe		82,955,297

North America — 8.2%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 135,700,000) (a),(d),(l)	3	149,611,374
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 250,000,000) (a),(d),(l)	2,500,000	265,025,000
GCM Equity Partners LP (cost $ 10,737,133) (a),(d),(l)	1	18,910,265
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (a),(d),(l)	125,000	170,875,000
PIMCO ILS Fund SP II (cost $ 24,500,000) (a),(d),(l)	1	24,500,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Renaissance Institutional Diversified Alpha Fund International L.P. (cost $ 40,000,000) (d),(l)	1	$39,992,000

Total North America		668,913,639

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $654,053,549)		751,868,936

SHORT-TERM INVESTMENT - MONEY MARKET FUNDS — 0.0%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, 1.49%, Institutional Class (c),(g),(r)	632,082	632,082

TOTAL SHORT-TERM INVESTMENT - MONEY MARKET FUNDS (COST $632,082)		632,082

TOTAL INVESTMENTS IN SECURITIES — 108.8% (COST $8,539,667,231)		8,871,623,942

TOTAL SECURITIES SOLD SHORT — (20.2)% (PROCEEDS $1,558,392,170)		(1,649,909,363)

Other Assets (m) — 11.4%		934,336,054

Net Assets — 100.0%		$8,156,050,633

SECURITIES SOLD SHORT — (20.2)%
COMMON STOCK — (18.0)%
Africa — (0.0)%
Chemicals — (0.0)%
Sasol Ltd., ADR	5,000	(108,050)

Metals & Mining — (0.0)%
AngloGold Ashanti Ltd., ADR	16,600	(370,844)

Total Africa		(478,894)

Asia — (1.2)%
Automotive — (0.1)%
Honda Motor Co. Ltd., ADR	37,800	(1,070,118)
NIO, Inc., ADR	283,500	(1,139,670)
Tata Motors Ltd., ADR	15,700	(203,001)
Toyota Motor Corp., ADR	6,400	(899,456)

		(3,312,245)

Banking — (0.1)%
HDFC Bank Ltd., ADR	18,600	(1,178,682)
ICICI Bank Ltd., ADR	315,900	(4,766,931)
KB Financial Group, Inc., ADR	6,500	(268,905)
Mitsubishi UFJ Financial Group, Inc., ADR	55,300	(300,279)
Mizuho Financial Group, Inc., ADR	17,000	(52,530)
Shinhan Financial Group Co. Ltd., ADR	3,900	(148,473)
Sumitomo Mitsui Financial Group, Inc., ADR	73,900	(547,599)

		(7,263,399)

Biotechnology & Pharmaceuticals — (0.0)%
China Biologic Products Holdings, Inc.	4,400	(512,072)
Dr Reddy’s Laboratories Ltd., ADR	7,500	(304,350)
Takeda Pharmaceutical Co. Ltd., ADR	86,091	(1,698,575)
Zai Lab Ltd., ADR	200	(8,318)

		(2,523,315)

Consumer Products — (0.0)%
Luckin Coffee, Inc., ADR	200	(7,872)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd., ADR	1,800	(15,894)
RISE Education Cayman Ltd., ADR	1,199	(8,381)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
TAL Education Group, ADR (c)	182,676	$(8,804,983)

		(8,829,258)

Gaming, Lodging & Restaurants — (0.0)%
Huazhu Group Ltd., ADR	47,300	(1,895,311)

Hardware — (0.1)%
Canon, Inc., ADR	14,900	(407,515)
Huami Corp., ADR	1,200	(14,424)
LG Display Co. Ltd., ADR	3,900	(27,066)
Sony Corp., ADR	61,300	(4,168,400)

		(4,617,405)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	1,600	(1,792)
Nomura Holdings, Inc., ADR	10,017	(51,688)

		(53,480)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	14,300	(197,769)
Fanhua, Inc., ADR	5,800	(150,626)

		(348,395)

Iron & Steel — (0.0)%
POSCO, ADR	100	(5,062)

Media — (0.2)%
51job, Inc., ADR (c)	8,167	(693,378)
58.com, Inc., ADR (c)	28,105	(1,819,237)
Autohome, Inc., ADR (c)	15,029	(1,202,470)
Fang Holdings Ltd., ADR	7,200	(20,592)
iQIYI, Inc., ADR (c)	216,466	(4,569,597)
JOYY, Inc., ADR (c)	13,614	(718,683)
LINE Corp., ADR	3,700	(181,337)
MakeMyTrip Ltd.	11,100	(254,190)
SINA Corp. (c)	13,933	(556,345)
Tencent Music Entertainment Group, ADR	6,300	(73,962)
Trip.com Group Ltd., ADR (c)	189,696	(6,362,404)
Weibo Corp., ADR (c)	37,919	(1,757,546)
Xunlei Ltd., ADR	4,700	(23,030)
Yatra Online, Inc.	3,100	(9,765)

		(18,242,536)

Metals & Mining — (0.0)%
Vedanta Ltd., ADR	2,200	(18,986)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd., ADR	2,600	(433,342)

Real Estate — (0.0)%
Nam Tai Property, Inc.	100	(861)

Retail - Discretionary — (0.5)%
Alibaba Group Holding Ltd., ADR (c)	85,259	(18,083,434)
JD.com, Inc., ADR	347,100	(12,228,333)
Jumei International Holding Ltd., ADR	3,100	(6,355)
Meituan Dianping, Class B (c)	400,200	(5,233,420)
Pinduoduo, Inc., ADR	11,900	(450,058)
Renren, Inc., ADR	2,440	(2,025)
Vipshop Holdings Ltd., ADR (c)	91,420	(1,295,422)

		(37,299,047)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Semiconductors — (0.0)%
ASE Technology Holding Co. Ltd., ADR	700	$(3,892)
Himax Technologies, Inc., ADR	55,100	(146,566)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,000	(348,600)

		(499,058)

Software — (0.1)%
Aurora Mobile Ltd., ADR	400	(1,180)
Bilibili, Inc., ADR (c)	191,493	(3,565,600)
DouYu International Holdings Ltd., ADR	20,100	(170,247)
Gridsum Holding, Inc., ADR	1,900	(2,318)
GSX Techedu, Inc., ADR	21,800	(476,548)
HUYA, Inc., ADR (c)	13,209	(237,101)
Link Motion, Inc., ADR	11,000	0
Momo, Inc., ADR (c)	32,178	(1,077,963)
NetEase, Inc., ADR (c)	7,887	(2,418,470)
Taoping, Inc.	300	(162)

		(7,949,589)

Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	198	(731)
FinVolution Group, ADR	600	(1,590)
Jianpu Technology, Inc., ADR	200	(298)
Qudian, Inc., ADR (c)	52,995	(249,606)

		(252,225)

Technology Services — (0.0)%
Baozun, Inc., ADR	33,400	(1,106,208)
Wipro Ltd., ADR	25,966	(97,373)

		(1,203,581)

Telecommunications — (0.0)%
China Mobile Ltd., ADR	15,200	(642,504)
China Unicom Hong Kong Ltd., ADR	5,500	(51,480)
Chunghwa Telecom Co. Ltd., ADR	3,000	(110,700)
GDS Holdings Ltd., ADR	1,600	(82,528)
PT Telekomunikasi Indonesia Persero Tbk, ADR	10,100	(287,850)
SK Telecom Co. Ltd., ADR	17,100	(395,181)

		(1,570,243)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	40,200	(223,512)
Seaspan Corp.	24,178	(343,569)
ZTO Express Cayman, Inc., ADR	26,900	(628,115)

		(1,195,196)

Utilities — (0.0)%
Korea Electric Power Corp., ADR	8,100	(95,823)

Total Asia		(97,616,229)

Europe — (1.1)%
Asset Management — (0.0)%
Janus Henderson Group PLC	26,100	(638,145)
UBS Group AG	121,000	(1,522,180)

		(2,160,325)

Automotive — (0.0)%
Garrett Motion, Inc.	17,000	(169,830)
Veoneer, Inc.	100	(1,562)

		(171,392)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	95,500	$(532,890)
Banco Santander SA, ADR	506,143	(2,095,432)
Barclays PLC, ADR	181,881	(1,731,507)
Deutsche Bank AG	125,300	(974,834)
HSBC Holdings PLC, ADR	58,426	(2,283,873)
ING Groep NV, ADR	55,000	(662,750)
Lloyds Banking Group PLC, ADR	50,200	(166,162)
Royal Bank of Scotland Group PLC, ADR	23,400	(150,696)

		(8,598,144)

Biotechnology & Pharmaceuticals — (0.2)%
AC Immune SA	1,213	(10,335)
Affimed NV	3,000	(8,220)
Amarin Corp. PLC, ADR	196,900	(4,221,536)
AstraZeneca PLC, ADR	1,100	(54,846)
Bayer AG (c)	83,356	(6,807,765)
Cellectis SA, ADR	200	(3,424)
GENMAB A/S, ADR	500	(11,165)
MorphoSys AG, ADR	800	(28,536)
Novartis AG, ADR	57,200	(5,416,268)
Novo Nordisk A/S, ADR	1,200	(69,456)
ProQR Therapeutics NV	300	(2,973)

		(16,634,524)

Chemicals — (0.2)%
Linde PLC	57,000	(12,135,300)

Construction Materials — (0.0)%
CRH PLC, ADR	16,500	(665,445)

Consumer Products — (0.2)%
Anheuser-Busch InBev NV, ADR	61,900	(5,078,276)
British American Tobacco PLC, ADR	73,900	(3,137,794)
Coca-Cola European Partners PLC	13,500	(686,880)
Diageo PLC, ADR	4,800	(808,416)
Unilever NV	27,300	(1,568,658)
Unilever PLC, ADR	31,500	(1,800,855)

		(13,080,879)

Electrical Equipment — (0.0)%
ABB Ltd., ADR	47,600	(1,146,684)

Forest & Paper Products — (0.0)%
Mercer International, Inc.	4,500	(55,350)

Hardware — (0.0)%
Logitech International SA	900	(42,444)
Nokia OYJ, ADR	335,400	(1,244,334)

		(1,286,778)

Health Care Facilities & Services — (0.0)%
Seadrill Ltd.	600	(1,524)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	82,949	(1,115,664)

Insurance — (0.0)%
Prudential PLC, ADR	20,300	(773,227)

Iron & Steel — (0.0)%
Ternium SA, ADR	3,300	(72,600)

Machinery — (0.0)%
CNH Industrial NV	17,500	(192,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Media — (0.1)%
Liberty Global PLC, A Shares	98,400	$(2,237,616)
Pearson PLC, ADR	6,600	(55,638)
WPP PLC, ADR	6,700	(470,943)

		(2,764,197)

Medical Equipment & Devices — (0.0)%
Alcon, Inc.	4,200	(237,594)
Koninklijke Philips NV	24,800	(1,210,240)
Smith & Nephew PLC, ADR	9,500	(456,665)

		(1,904,499)

Metals & Mining — (0.0)%
Ferroglobe PLC	400	0

Oil, Gas & Coal — (0.1)%
BP PLC, ADR	171,200	(6,461,088)
Royal Dutch Shell PLC, ADR	200	(11,796)
TechnipFMC PLC	700	(15,008)

		(6,487,892)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC, ADR	5,000	(438,050)

Retail - Discretionary — (0.0)%
Farfetch Ltd., Class A	38,900	(402,615)

Semiconductors — (0.1)%
ASML Holding NV	28,800	(8,523,072)
NXP Semiconductors NV	4,268	(543,146)

		(9,066,218)

Software — (0.1)%
Materialise NV, ADR	600	(10,986)
SAP SE, ADR	24,000	(3,215,760)

		(3,226,746)

Technology Services — (0.0)%
RELX PLC, ADR	15,400	(389,158)

Telecommunications — (0.0)%
Telefonica SA, ADR	62,400	(434,928)
Vodafone Group PLC, ADR	42,100	(813,793)

		(1,248,721)

Transportation & Logistics — (0.0)%
Costamare, Inc.	500	(4,765)
Diana Shipping, Inc.	1,179	(3,667)
Euronav SA	4,008	(50,260)
Frontline Ltd.	940	(12,088)
GasLog Ltd.	7,000	(68,530)
GasLog Partners LP	4,500	(70,380)
Navios Maritime Holdings, Inc.	1,670	(7,482)
Performance Shipping, Inc.	700	(589)
Scorpio Tankers, Inc.	28,842	(1,134,644)
Star Bulk Carriers Corp.	23,900	(282,259)

		(1,634,664)

Utilities — (0.0)%
National Grid PLC, ADR	28,900	(1,811,163)

Total Europe		(87,464,259)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Middle East — (0.1)%
Aerospace & Defense — (0.0)%
Elbit Systems Ltd.	100	$(15,506)

Biotechnology & Pharmaceuticals — (0.1)%
Teva Pharmaceutical Industries Ltd., ADR(c)	449,390	(4,404,022)
Vascular Biogenics Ltd.	1,600	(1,920)

		(4,405,942)

Hardware — (0.0)%
Kornit Digital Ltd.	8,400	(287,532)
SuperCom Ltd.	200	(124)

		(287,656)

Media — (0.0)%
Fiverr International Ltd.	700	(16,450)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	2,324	(5,020)

Software — (0.0)%
Tufin Software Technologies Ltd.	4,500	(79,155)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	3,400	(19,720)

Total Middle East		(4,829,449)

North America — (15.4)%
Aerospace & Defense — (0.0)%
Aerojet Rocketdyne Holdings, Inc.	1,700	(77,622)
Aerovironment, Inc.	7,300	(450,702)
Axon Enterprise, Inc.	18,200	(1,333,696)
Barnes Group, Inc.	1,000	(61,960)
CAE, Inc.	100	(2,646)
Mercury Systems, Inc.	400	(27,644)
Park Aerospace Corp.	2,300	(37,421)
Teledyne Technologies, Inc.	300	(103,962)
Textron, Inc.	800	(35,680)
Triumph Group, Inc.	14,500	(366,415)

		(2,497,748)

Apparel & Textile Products — (0.3)%
Canada Goose Holdings, Inc.	58,800	(2,130,912)
Capri Holdings Ltd.	98,700	(3,765,405)
Carter’s, Inc.	23,400	(2,558,556)
Columbia Sportswear Co.	6,500	(651,235)
Deckers Outdoor Corp.	17,000	(2,870,620)
Fossil Group, Inc.	50,000	(394,000)
Gildan Activewear, Inc.	32,800	(968,584)
Hanesbrands, Inc.	57,300	(850,905)
Iconix Brand Group, Inc.	2,610	(3,523)
Kontoor Brands, Inc.	1,600	(67,184)
Lakeland Industries, Inc.	600	(6,480)
Levi Strauss & Co., Class A	26,400	(509,256)
Movado Group, Inc.	2,300	(50,002)
Nike, Inc., Class B	800	(81,048)
Oxford Industries, Inc.	1,200	(90,504)
PVH Corp.	42,100	(4,426,815)
Ralph Lauren Corp.	14,700	(1,723,134)
Sequential Brands Group, Inc.	5,100	(1,747)
Steven Madden Ltd.	26,950	(1,159,120)
Under Armour, Inc., Class A	128,600	(2,777,760)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Wolverine World Wide, Inc.	14,900	$(502,726)

		(25,589,516)

Asset Management — (0.1)%
Altus Midstream Co., A Shares	9,200	(26,312)
Ameriprise Financial, Inc.	3,500	(583,030)
Apollo Global Management, Inc.	5,400	(257,634)
Artisan Partners Asset Management, Inc., Class A	5,700	(184,224)
Ashford, Inc.	56	(1,321)
Barings BDC, Inc.	7,289	(74,931)
Brookfield Asset Management, Inc., Class A	59,950	(3,465,110)
Charles Schwab Corp.	15,700	(746,692)
Cohen & Steers, Inc.	200	(12,552)
Columbia Financial, Inc.	300	(5,082)
Federated Investors, Inc., Class B	19,700	(642,023)
Franklin Resources, Inc.	37,900	(984,642)
Invesco Ltd.	66,900	(1,202,862)
Kennedy-Wilson Holdings, Inc.	15,600	(347,880)
Legg Mason, Inc.	300	(10,773)
Main Street Capital Corp.	10,206	(439,981)
Medley Capital Corp.	7,100	(15,478)
Owl Rock Capital Corp.	700	(12,523)
Raymond James Financial, Inc.	200	(17,892)
Stifel Financial Corp.	8,400	(509,460)
T Rowe Price Group, Inc.	900	(109,656)
TD Ameritrade Holding Corp.	5,600	(278,320)
TPG Specialty Lending, Inc.	1,500	(32,205)
Virtus Investment Partners, Inc.	100	(12,172)
Waddell & Reed Financial, Inc., Class A	6,700	(112,024)

		(10,084,779)

Automotive — (0.6)%
American Axle & Manufacturing Holdings, Inc.	44,300	(476,668)
BorgWarner, Inc.	21,200	(919,656)
Cooper Tire & Rubber Co.	14,300	(411,125)
Dorman Products, Inc.	5,800	(439,176)
Ford Motor Co.	1,284,600	(11,946,780)
Gentex Corp.	15,400	(446,292)
Goodyear Tire & Rubber Co.	68,700	(1,068,629)
Harley-Davidson, Inc.	50,600	(1,881,814)
Lear Corp.	5,400	(740,880)
Magna International, Inc.	13,300	(729,372)
Methode Electronics, Inc.	1,100	(43,285)
Motorcar Parts of America, Inc.	3,600	(79,308)
Standard Motor Products, Inc.	100	(5,322)
Stoneridge, Inc.	1,200	(35,184)
Tesla Motors, Inc.	73,655	(30,812,096)
Visteon Corp.	200	(17,318)
Westport Fuel Systems, Inc.	9,100	(21,567)

		(50,074,472)

Banking — (0.3)%
Allegiance Bancshares, Inc.	1,300	(48,880)
Ameris Bancorp	11,999	(510,437)
Atlantic Union Bankshares Corp.	7,250	(272,238)
Axos Financial, Inc.	300	(9,084)
Banc of California, Inc.	14,600	(250,828)
Banco Latinoamericano de Comercio Exterior SA, E Shares	1,500	(32,070)
Bank of Hawaii Corp.	3,200	(304,512)
Bank of Montreal	3,000	(232,500)
Bank of Nova Scotia	16,000	(903,840)
BankUnited, Inc.	1,400	(51,184)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Banner Corp.	600	$(33,954)
Berkshire Hills Bancorp, Inc.	6,200	(203,856)
BOK Financial Corp.	1,800	(157,320)
Brookline Bancorp, Inc.	400	(6,584)
Canadian Imperial Bank of Commerce	7,200	(599,040)
Cathay General Bancorp	3,900	(148,395)
CenterState Bank Corp.	13,512	(337,530)
City Holding Co.	100	(8,195)
Columbia Banking System, Inc.	8,800	(358,028)
Commerce Bancshares, Inc.	10,881	(739,221)
Community Bank System, Inc.	3,800	(269,572)
Customers Bancorp, Inc.	7,000	(166,670)
CVB Financial Corp.	13,700	(295,646)
Eagle Bancorp, Inc.	2,100	(102,123)
FB Financial Corp.	800	(31,672)
First Commonwealth Financial Corp.	2,100	(30,471)
First Financial Bancorp	9,200	(234,048)
First Financial Bankshares, Inc.	1,000	(35,100)
First Foundation, Inc.	300	(5,220)
First Hawaiian, Inc.	6,300	(181,755)
First Merchants Corp.	500	(20,795)
First Midwest Bancorp, Inc.	1,800	(41,508)
First Republic Bank	36,900	(4,333,905)
FNB Corp.	50,955	(647,129)
Fulton Financial Corp.	7,700	(134,211)
Glacier Bancorp, Inc.	9,600	(441,504)
Hancock Whitney Corp.	400	(17,552)
Hanmi Financial Corp.	200	(3,999)
Harborone Bancorp, Inc.	2,872	(31,563)
Hilltop Holdings, Inc.	100	(2,493)
Home BancShares, Inc.	6,785	(133,393)
Hope Bancorp, Inc.	11,000	(163,460)
Independent Bank Corp.	1,900	(158,175)
Independent Bank Group, Inc.	900	(49,896)
International Bancshares Corp.	900	(38,763)
Meta Financial Group, Inc.	1,300	(47,463)
National Bank Holdings Corp., Class A	900	(31,698)
NBT Bancorp, Inc.	600	(24,336)
New York Community Bancorp, Inc.	14,800	(177,896)
Northfield Bancorp, Inc.	1,100	(18,656)
Old National Bancorp	9	(165)
Pacific Premier Bancorp, Inc.	300	(9,781)
PacWest Bancorp	2,800	(107,156)
People’s United Financial, Inc.	7,488	(126,547)
Pinnacle Financial Partners, Inc.	16,400	(1,049,600)
PNC Financial Services Group, Inc.	500	(79,815)
Prosperity Bancshares, Inc.	14,473	(1,040,464)
Renasant Corp.	1,200	(42,504)
Royal Bank of Canada	39,000	(3,088,800)
Simmons First National Corp., Class A	2,200	(58,938)
South State Corp.	2,100	(182,175)
Southside Bancshares, Inc.	800	(29,712)
Sterling Bancorp	85,808	(1,808,833)
TCF Financial Corp.	25,347	(1,186,240)
Texas Capital Bancshares, Inc.	1,900	(107,863)
TFS Financial Corp.	7,052	(138,783)
Toronto-Dominion Bank	5,600	(314,328)
Towne Bank	1,100	(30,602)
Triumph Bancorp, Inc.	6,100	(231,922)
Truist Financial Corp.	10,400	(585,728)
Trustmark Corp.	8,900	(307,139)
United Bankshares, Inc.	10,603	(409,912)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
United Community Banks, Inc.	6,400	$(197,632)
Veritex Holdings, Inc.	8,300	(241,779)
Washington Federal, Inc.	11,700	(428,805)
Webster Financial Corp.	100	(5,336)
Wells Fargo & Co.	46,800	(2,517,840)

		(27,406,767)

Biotechnology & Pharmaceuticals — (1.1)%
AbbVie, Inc. (c)	154,652	(13,692,888)
Abeona Therapeutics, Inc.	2,000	(6,540)
ACADIA Pharmaceuticals, Inc.	25,900	(1,108,002)
Acceleron Pharma, Inc.	100	(5,302)
Achieve Life Sciences, Inc.	9	(5)
Aclaris Therapeutics, Inc.	200	(378)
Actinium Pharmaceuticals, Inc.	21,300	(4,637)
Adamas Pharmaceuticals, Inc.	14,600	(55,334)
Adamis Pharmaceuticals Corp.	22,200	(15,549)
Advaxis, Inc.	300	(257)
Adverum Biotechnologies, Inc.	8,700	(100,224)
Aerie Pharmaceuticals, Inc.	30,200	(729,934)
Aeterna Zentaris, Inc.	3,124	(2,843)
Agile Therapeutics, Inc.	1,400	(3,500)
Agios Pharmaceuticals, Inc.	500	(23,875)
Aimmune Therapeutics, Inc.	18,800	(629,236)
Akcea Therapeutics, Inc.	12,300	(208,362)
Akebia Therapeutics, Inc.	20,605	(130,224)
Alector, Inc.	3,800	(65,474)
Alimera Sciences, Inc.	306	(2,320)
Allakos, Inc.	2,200	(209,792)
Allogene Therapeutics, Inc.	10,600	(275,388)
Alnylam Pharmaceuticals, Inc. (c)	43,530	(5,013,350)
Alpine Immune Sciences, Inc.	250	(960)
Amicus Therapeutics, Inc.	22,300	(217,202)
Ampio Pharmaceuticals, Inc.	21,712	(12,658)
Anavex Life Sciences Corp.	16,200	(41,958)
ANI Pharmaceuticals, Inc.	2,300	(141,841)
Anixa Biosciencies, Inc.	2,862	(9,387)
Arena Pharmaceuticals, Inc.	18,830	(855,259)
Atossa Genetics, Inc.	5,400	(8,478)
Audentes Therapeutics, Inc.	500	(29,920)
Aurinia Pharmaceuticals, Inc.	35,800	(725,308)
AVEO Pharmaceuticals, Inc.	35,400	(22,100)
Axovant Gene Therapies Ltd.	5,062	(25,917)
Axsome Therapeutics, Inc.	35,800	(3,700,288)
Bellicum Pharmaceuticals, Inc.	12,700	(16,383)
Bio-Path Holdings, Inc.	2,408	(19,240)
Biogen Idec, Inc. (c)	25,530	(7,575,517)
Bridgebio Pharma, Inc.	7,500	(262,875)
Calithera Biosciences, Inc.	1,800	(10,278)
Cara Therapeutics, Inc.	8,200	(132,102)
CASI Pharmaceuticals, Inc.	5,100	(15,759)
Catabasis Pharmaceuticals, Inc	520	(3,073)
cbdMD, Inc.	4,500	(10,170)
Celsion Corp.	4,200	(7,182)
Cerecor, Inc.	100	(539)
ChromaDex Corp.	2,800	(12,068)
Clearside Biomedical, Inc.	2,000	(5,800)
Collegium Pharmaceutical, Inc.	14,500	(298,410)
Conatus Pharmaceuticals, Inc.	3,900	(1,560)
Corbus Pharmaceuticals Holdings, Inc.	2,500	(13,650)
Corcept Therapeutics, Inc.	300	(3,630)
Corvus Pharmaceuticals, Inc.	1,400	(7,616)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cyclacel Pharmaceuticals, Inc.	100	$(67)
Cymabay Therapeutics, Inc.	1,200	(2,352)
Dare Bioscience, Inc.	63	(52)
Deciphera Pharmaceuticals, Inc.	1,500	(93,360)
Denali Therapeutics, Inc.	1,700	(29,614)
Dynavax Technologies Corp.	68,730	(393,136)
Eagle Pharmaceuticals, Inc.	300	(18,024)
Eli Lilly & Co. (c)	10,720	(1,408,931)
Emergent BioSolutions, Inc.	2,100	(113,295)
Endo International PLC	53,000	(248,570)
Epizyme, Inc.	2,700	(66,420)
Esperion Therapeutics, Inc.	400	(23,852)
Evoke Pharma, Inc.	2,500	(4,050)
EyePoint Pharmaceuticals, Inc.	1,400	(2,170)
Flexion Therapeutics, Inc.	10,700	(221,490)
Fortress Biotech, Inc.	200	(514)
Forty Seven, Inc.	4,800	(188,976)
Geron Corp.	67,700	(92,072)
Global Blood Therapeutics, Inc.	15,205	(1,208,645)
GlycoMimetics, Inc.	3,600	(19,044)
Gossamer Bio, Inc.	5,200	(81,276)
Guardant Health, Inc.	37,900	(2,961,506)
Harrow Health, Inc.	2,700	(21,006)
Heat Biologics, Inc.	47	(22)
Heron Therapeutics, Inc.	18,200	(427,700)
Homology Medicines, Inc.	100	(2,070)
HTG Molecular Diagnostics, Inc.	15,896	(11,157)
Immunic, Inc.	195	(1,892)
Immunomedics, Inc.	53,600	(1,134,176)
Infinity Pharmaceuticals, Inc.	4,700	(4,512)
Innoviva, Inc.	1,600	(22,656)
Inovio Pharmaceuticals, Inc.	16,000	(52,800)
Intra-Cellular Therapies, Inc.	400	(13,724)
IVERIC bio, Inc.	8,300	(71,214)
Kala Pharmaceuticals, Inc.	9,900	(36,531)
KalVista Pharmaceuticals, Inc.	700	(12,467)
Kindred Biosciences, Inc.	2,400	(20,352)
Kodiak Sciences, Inc.	1,100	(79,145)
Krystal Biotech, Inc.	100	(5,538)
La Jolla Pharmaceutical Co.	17,177	(67,506)
Leap Therapeutics, Inc.	8,400	(9,408)
Lipocine, Inc.	97	(37)
Livongo Health, Inc.	16,200	(405,972)
Madrigal Pharmaceuticals, Inc.	1,068	(97,305)
MannKind Corp.	93,494	(120,607)
Marinus Pharmaceuticals, Inc.	22,500	(48,600)
Matinas BioPharma Holdings, Inc.	3,200	(7,264)
MediciNova, Inc.	1,600	(10,784)
MEI Pharma, Inc.	400	(992)
Merrimack Pharmaceuticals, Inc.	2,360	(7,434)
Minerva Neurosciences, Inc.	5,100	(36,261)
Mirum Pharmaceuticals, Inc.	100	(2,452)
Moderna, Inc.	33,100	(647,436)
Moleculin Biotech, Inc.	9,238	(8,454)
Mustang Bio, Inc.	600	(2,448)
MyoKardia, Inc.	1,000	(72,885)
Myovant Sciences Ltd.	800	(12,416)
NantKwest, Inc.	7,200	(27,288)
Navidea Biopharmaceuticals, Inc.	604	(761)
Nektar Therapeutics	13,600	(293,556)
Neoleukin Therapeutics, Inc.	600	(7,392)
Neos Therapeutics, Inc.	9,300	(14,043)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
NeuBase Therapeutics, Inc.	495	$(3,564)
Neurobo Pharmaceuticals, Inc.	92	(786)
Neurobo Pharmaceuticals, Inc.	2,300	(718)
NewLink Genetics Corp.	12,800	(32,384)
Novan, Inc.	1,300	(4,108)
Novus Therapeutics, Inc.	422	(245)
Ocular Therapeutix, Inc.	14,400	(56,880)
OncoSec Medical, Inc.	1,010	(1,828)
Organovo Holdings, Inc.	34,600	(12,307)
Palatin Technologies, Inc.	6,400	(5,006)
Paratek Pharmaceuticals, Inc.	12,500	(50,375)
Pfizer, Inc. (c)	120,470	(4,720,015)
PhaseBio Pharmaceuticals, Inc.	300	(1,833)
Phio Pharmaceuticals Corp.	4	(1)
PolarityTE, Inc.	14,899	(38,737)
Precision BioSciences, Inc.	5,400	(75,006)
Predictive Oncology, Inc.	71	(185)
Prestige Brands Holdings, Inc.	1,600	(64,800)
Progenics Pharmaceuticals, Inc.	32,800	(166,952)
Protalix BioTherapeutics, Inc.	930	(3,050)
Proteon Therapeutics, Inc.	200	(82)
Provention Bio, Inc.	200	(2,980)
Pulmatrix, Inc.	76	(65)
Reata Pharmaceuticals, Inc., Class A	3,924	(802,183)
Regeneron Pharmaceuticals, Inc.	799	(300,009)
REGENXBIO, Inc.	4,900	(200,753)
Regulus Therapeutics, Inc.	551	(490)
Revance Therapeutics, Inc.	5,300	(86,019)
Rhythm Pharmaceuticals, Inc.	1,700	(39,032)
Rocket Pharmaceuticals, Inc.	3,625	(82,505)
Rubius Therapeutics, Inc.	1,900	(18,050)
Sage Therapeutics, Inc.	14,100	(1,017,879)
Sarepta Therapeutics, Inc.	40,000	(5,161,600)
SCYNEXIS, Inc.	1,000	(910)
Seattle Genetics, Inc. (c)	73,950	(8,449,527)
Seelos Therapeutics, Inc.	7,800	(10,452)
SELLAS Life Sciences Group, Inc.	1,267	(5,448)
SIGA Technologies, Inc.	1,400	(6,678)
Sophiris Bio, Inc.	6,500	(2,405)
Sorrento Therapeutics, Inc.	16,800	(56,784)
Stemline Therapeutics, Inc.	10,500	(111,615)
Stoke Therapeutics, Inc.	1,500	(42,480)
Strongbridge Biopharma PLC	800	(1,672)
Surface Oncology, Inc.	600	(1,128)
Syndax Pharmaceuticals, Inc.	1,000	(8,780)
Synthetic Biologics, Inc.	637	(323)
Synthorx, Inc.	400	(27,956)
Taro Pharmaceutical Industries Ltd.	100	(8,793)
TCR2 Therapeutics, Inc.	100	(1,428)
Teligent, Inc.	3,700	(1,576)
TG Therapeutics, Inc.	50,100	(556,110)
TherapeuticsMD, Inc.	33,500	(81,070)
Theravance Biopharma, Inc.	4,900	(126,861)
TransMedics Group, Inc.	2,200	(41,822)
Trevena, Inc.	10,600	(8,914)
Trillium Therapeutics, Inc.	1,100	(1,133)
Tyme Technologies, Inc.	600	(840)
Ultragenyx Pharmaceutical, Inc.	12,500	(533,875)
UNITY Biotechnology, Inc.	2,400	(17,304)
Unum Therapeutics, Inc.	1,000	(720)
UroGen Pharma Ltd.	5,700	(190,209)
Viking Therapeutics, Inc.	39,100	(313,582)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
VistaGen Therapeutics, Inc.	800	$(552)
VIVUS, Inc.	1,710	(4,651)
WaVe Life Sciences Ltd.	4,400	(35,266)
XBiotech, Inc.	1,600	(29,864)
Xencor, Inc.	15,000	(515,850)
ZIOPHARM Oncology, Inc.	20,046	(94,617)
Zoetis, Inc. (c)	98,410	(13,024,564)
Zogenix, Inc.	21,625	(1,127,311)
Zosano Pharma Corp.	15,996	(24,314)

		(85,884,032)

Chemicals — (0.2)%
AgroFresh Solutions, Inc.	900	(2,322)
Albemarle Corp.	14,600	(1,066,384)
American Vanguard Corp.	200	(3,894)
Amyris, Inc.	14,600	(45,114)
Balchem Corp.	2,500	(254,075)
Celanese Corp.	30,300	(3,730,536)
Codexis, Inc.	500	(7,995)
Corteva, Inc.	6,000	(177,360)
Element Solutions, Inc.	41,100	(480,048)
Ferro Corp.	4,300	(63,769)
GCP Applied Technologies, Inc.	12,000	(272,520)
HB Fuller Co.	600	(30,942)
International Flavors & Fragrances, Inc.	13,800	(1,780,476)
Intrepid Potash, Inc.	13,200	(35,772)
Kraton Performance Polymers, Inc.	5,100	(129,132)
Kronos Worldwide, Inc.	1,700	(22,780)
LSB Industries, Inc.	3,800	(15,960)
LyondellBasell Industries NV, Class A	10,900	(1,029,832)
Nutrien Ltd.	22,501	(1,078,023)
Olin Corp.	72,100	(1,243,725)
PQ Group Holdings, Inc.	600	(10,308)
Tronox Holdings PLC, Class A	58,200	(664,644)
Westlake Chemical Corp.	7,400	(519,110)

		(12,664,721)

Commercial Services — (0.1)%
ABM Industries, Inc.	10,500	(395,955)
AMN Healthcare Services, Inc.	6,300	(392,553)
Brady Corp., Class A	1,700	(97,342)
BrightView Holdings, Inc.	300	(5,061)
Brink’s Co.	1,900	(172,292)
DropCar, Inc.	1,100	(968)
H&R Block, Inc.	102,300	(2,402,004)
Insperity, Inc.	5,100	(438,804)
ManpowerGroup, Inc.	4,600	(446,660)
NV5 Global, Inc.	2,600	(131,170)
RR Donnelley & Sons Co.	21,534	(85,059)

		(4,567,868)

Construction Materials — (0.1)%
Louisiana-Pacific Corp.	35,100	(1,041,417)
Martin Marietta Materials, Inc.	900	(251,676)
Norbord, Inc.	2,300	(61,479)
Trex Co., Inc.	25,800	(2,318,904)
US Concrete, Inc.	10,600	(441,596)
Vulcan Materials Co.	200	(28,798)

		(4,143,870)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Consumer Products — (0.4)%
22nd Century Group, Inc.	12,600	$(13,860)
Alkaline Water Co., Inc. (The)	1,900	(2,413)
B&G Foods, Inc.	26,400	(473,352)
Boston Beer Co., Inc., Class A	5,500	(2,078,175)
Brown-Forman Corp., Class B	11,800	(797,680)
Cal-Maine Foods, Inc.	15,200	(649,800)
Calyxt, Inc.	200	(1,402)
Campbell Soup Co.	74,500	(3,681,790)
Church & Dwight Co., Inc.	20,101	(1,413,904)
Clearwater Paper Corp.	200	(4,272)
Clorox Co. (The)	700	(107,478)
ConAgra Foods, Inc.	18,200	(623,168)
Cott Corp.	500	(6,840)
Coty, Inc., Class A	206,785	(2,326,331)
Cronos Group, Inc.	193,800	(1,486,446)
Darling Ingredients, Inc.	21,600	(606,528)
Energizer Holdings, Inc.	33,500	(1,682,370)
Fresh Del Monte Produce, Inc.	700	(24,486)
Greenlane Holdings, Inc., Class A	200	(651)
Hain Celestial Group, Inc.	36,400	(944,762)
Helen of Troy Ltd.	4,200	(755,118)
Herbalife Ltd.	31,000	(1,477,770)
Hershey Co.	27,800	(4,086,044)
J&J Snack Foods Corp.	200	(36,854)
Keurig Dr Pepper, Inc.	112,000	(3,242,400)
Kimberly-Clark Corp.	25,300	(3,480,015)
McCormick & Co., Inc.	3,700	(628,001)
Molson Coors Brewing Co., Class B	8,800	(474,320)
New Age Beverages Corp.	77,600	(141,232)
PepsiCo, Inc.	2,700	(369,009)
Pilgrim’s Pride Corp.	1,900	(62,159)
Post Holdings, Inc.	18,000	(1,963,800)
Primo Water Corp.	700	(7,858)
Pyxus International, Inc.	9,000	(80,460)
Tejon Ranch Co.	500	(7,990)
Tootsie Roll Industries, Inc.	203	(6,930)
TreeHouse Foods, Inc.	16,200	(785,700)
Universal Corp.	3,200	(182,592)
Vector Group Ltd.	19,428	(260,141)
Youngevity International, Inc.	200	(652)

		(34,974,753)

Consumer Services — (0.0)%
Aaron’s, Inc.	8,300	(474,013)
Graham Holdings Co., Class B	100	(63,899)
Grand Canyon Education, Inc.	3,600	(344,844)
K12, Inc.	8,100	(164,835)
Laureate Education, Inc., Class A	17,100	(301,131)
Medifast, Inc.	200	(21,916)
Regis Corp.	6,300	(112,581)
Rent-A-Center, Inc.	24,200	(697,928)
Strategic Education, Inc.	1,025	(162,872)
WW International, Inc.	9,000	(343,890)

		(2,687,909)

Containers & Packaging — (0.1)%
Amcor PLC	127,500	(1,382,100)
Berry Global Group, Inc.	3	(142)
Greif, Inc., Class A	1,900	(83,980)
International Paper Co.	3,600	(165,780)
Matthews International Corp., Class A	900	(34,353)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
O-I Glass, Inc.	34,900	$(416,357)
Packaging Corp. of America	10,400	(1,164,696)
Sonoco Products Co.	4,000	(246,880)

		(3,494,288)

Design, Manufacturing & Distribution — (0.0)%
Benchmark Electronics, Inc.	3,400	(116,824)
Jabil Circuit, Inc.	4,200	(173,586)
Plexus Corp.	1,400	(107,716)
SYNNEX Corp.	1,764	(227,203)
Tech Data Corp.	17,600	(2,527,360)

		(3,152,689)

Distributors - Consumer Staples — (0.0)%
Andersons, Inc. (The)	1,100	(27,808)
Core-Mark Holding Co., Inc.	800	(21,752)
Grocery Outlet Holding Corp.	1,700	(55,165)

		(104,725)

Distributors - Discretionary — (0.0)%
G-III Apparel Group Ltd.	12,000	(402,000)
Hudson Technologies, Inc.	9,500	(9,286)

		(411,286)

Electrical Equipment — (0.1)%
AAON, Inc.	4,500	(222,345)
Advanced Energy Industries, Inc.	5,000	(356,000)
Allied Motion Technologies, Inc.	100	(4,850)
AMETEK, Inc.	3,100	(309,194)
Argan, Inc.	2,900	(116,406)
Babcock & Wilcox Enterprises, Inc.	2,808	(10,221)
Belden, Inc.	1,600	(88,000)
Capstone Turbine Corp.	448	(1,371)
Cognex Corp.	14,600	(818,184)
CyberOptics Corp.	800	(14,704)
Energous Corp.	8,900	(15,753)
Energy Focus, Inc.	700	(331)
Generac Holdings, Inc.	7,800	(784,602)
General Electric Co.	366,100	(4,085,676)
Hubbell, Inc.	100	(14,782)
IntriCon Corp.	1,800	(32,400)
Keysight Technologies, Inc.	2,000	(205,260)
Mesa Laboratories, Inc.	100	(24,940)
Novanta, Inc.	3,900	(344,916)
Research Frontiers, Inc.	400	(1,204)
Sensata Technologies Holding plc	5,700	(307,059)
Trimble, Inc.	22,500	(938,025)

		(8,696,223)

Engineering & Construction Services — (0.0)%
AECOM	1,800	(77,634)
Construction Partners, Inc., Class A	1,100	(18,557)
EMCOR Group, Inc.	100	(8,630)
Goldfield Corp.	1,400	(4,970)
Granite Construction, Inc.	5,200	(143,884)
KBR, Inc.	25,200	(768,600)
Kratos Defense & Security Solutions, Inc.	1,300	(23,413)

		(1,045,688)

Forest & Paper Products — (0.0)%
Domtar Corp.	6,500	(248,560)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — (0.3)%
BJ’s Restaurants, Inc.	1,000	$(37,960)
Bloomin’ Brands, Inc.	56,500	(1,246,955)
Boyd Gaming Corp.	23,900	(715,566)
Brinker International, Inc.	20,500	(861,000)
Caesars Entertainment Corp.	457,175	(6,217,580)
Carrols Restaurant Group, Inc.	1,100	(7,755)
Chipotle Mexican Grill, Inc.	1	(837)
Choice Hotels International, Inc.	1,600	(165,488)
Churchill Downs, Inc.	2,400	(329,280)
Cracker Barrel Old Country Store, Inc.	11,400	(1,752,636)
Darden Restaurants, Inc.	22,800	(2,485,428)
Dave & Buster’s Entertainment, Inc.	19,400	(779,298)
Dine Brands Global, Inc.	13,900	(1,160,928)
El Pollo Loco Holdings, Inc.	15,000	(227,100)
Fiesta Restaurant Group, Inc.	4,100	(40,549)
Jack in the Box, Inc.	2,000	(156,060)
Kura Sushi USA, Inc., Class A	600	(15,270)
Las Vegas Sands Corp.	33,700	(2,326,648)
Marriott Vacations Worldwide Corp.	11,600	(1,493,616)
Penn National Gaming, Inc.	67,500	(1,725,300)
Playa Hotels & Resorts NV	8,700	(73,080)
Red Lion Hotels Corp.	800	(2,984)
Red Robin Gourmet Burgers, Inc.	4,200	(138,684)
Red Rock Resorts, Inc., Class A	1,900	(45,505)
Ruth’s Hospitality Group, Inc.	7,200	(156,708)
Shake Shack, Inc., Class A	6,300	(375,291)
St Joe Co.	7,100	(140,793)
Stars Group, Inc. (The)	61,900	(1,614,971)
Twin River Worldwide Holdings, Inc.	11,000	(282,150)
Wyndham Hotels & Resorts, Inc.	7,000	(439,670)
Wyndham Worldwide Corp.	2,500	(129,225)
Wynn Resorts Ltd.	1,399	(194,279)

		(25,338,594)

Hardware — (0.6)%
3D Systems Corp.	31,300	(273,875)
Acacia Communications, Inc.	14,200	(962,902)
Airgain, Inc.	600	(6,414)
Apple, Inc.	108,400	(31,831,660)
Arlo Technologies, Inc.	100	(421)
CommScope Holding Co., Inc.	37,700	(534,963)
Cubic Corp.	4,200	(266,994)
Dell Technologies, Inc., C Shares	55,370	(2,845,464)
Diebold Nixdorf, Inc.	14,500	(153,120)
Digimarc Corp.	2,000	(67,120)
Everspin Technologies, Inc.	300	(1,578)
ExOne Co.	1,400	(10,444)
Fitbit, Inc., Class A	231,300	(1,519,641)
Garmin Ltd.	1,400	(136,584)
GoPro, Inc., Class A	124,700	(541,198)
Knowles Corp.	400	(8,460)
Lumentum Holdings, Inc.	45,105	(3,576,827)
Maxar Technologies, Inc.	700	(10,969)
MicroVision, Inc.	15,900	(11,448)
NetScout Systems, Inc.	5,500	(132,385)
NXT-ID, Inc.	1	0
PAR Technology Corp.	3,300	(101,442)
Plantronics, Inc.	5,800	(158,572)
Resonant, Inc.	2,600	(6,292)
Superconductor Technologies, Inc.	43	(8)
Turtle Beach Corp.	2,300	(21,735)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ubiquiti, Inc.	200	$(37,796)
Viavi Solutions, Inc.	200	(3,000)
Vicor Corp.	2,300	(107,456)
Vuzix Corp.	14,261	(28,665)
Western Digital Corp.	69,900	(4,436,553)
Xerox Holdings Corp.	8,775	(323,534)
ZAGG, Inc.	12,000	(97,320)
Zebra Technologies Corp., Class A	3,900	(996,216)

		(49,211,056)

Health Care Facilities & Services — (0.9)%
Acadia Healthcare Co., Inc.	34,300	(1,139,446)
Addus HomeCare Corp.	1,900	(184,718)
Amedisys, Inc.	700	(116,844)
Black Knight, Inc.	400	(25,792)
Boston Private Financial Holdings, Inc.	1,800	(21,654)
Brookdale Senior Living, Inc.	80,291	(583,716)
Caladrius Biosciences, Inc.	860	(2,159)
Cancer Genetics, Inc.	33	(197)
Capital Senior Living Corp.	7,100	(21,939)
Cardinal Health, Inc. (c)	131,372	(6,644,796)
Cellular Biomedicine Group, Inc.	100	(1,624)
Centene Corp.	7,800	(490,386)
Cigna corp.	84,473	(17,273,884)
Community Health Systems, Inc.	26,600	(77,140)
CVS Health Corp.	336,800	(25,020,872)
Elanco Animal Health, Inc.	6,500	0
Ensign Group, Inc.	400	(18,148)
Genesis Healthcare, Inc.	5,400	(8,856)
Henry Schein, Inc. (c)	213,190	(14,224,037)
Interpace Diagnostics Group, Inc.	10,600	(5,300)
LHC Group, Inc.	4,083	(562,474)
McKesson Corp.	27,300	(3,776,136)
Medpace Holdings, Inc.	5,700	(479,142)
Molina Healthcare, Inc.	3,600	(488,484)
NeoGenomics, Inc.	18,900	(552,825)
NextGen Healthcare, Inc.	200	(3,214)
Nobilis Health Corp.	4,600	(563)
Personalis, Inc.	1,400	(15,260)
PRA Health Sciences, Inc.	900	(100,035)
Premier, Inc., Class A	4,500	(170,460)
Select Medical Holdings Corp.	7,200	(168,048)
Social Reality, Inc.	200	0
Surgery Partners, Inc.	8,900	(139,329)
Syneos Health, Inc.	17,300	(1,028,917)
Teladoc Health, Inc.	6,100	(510,692)
Willdan Group, Inc.	700	(22,246)

		(73,879,333)

Home & Office Products — (0.2)%
American Woodmark Corp.	2,400	(250,824)
Beazer Homes USA, Inc.	17,400	(245,862)
Century Communities, Inc.	12,800	(350,080)
Forestar Group, Inc.	18	(375)
Fortune Brands Home & Security, Inc.	200	(13,068)
Herman Miller, Inc.	2,200	(91,630)
HNI Corp.	1,000	(37,460)
Hovnanian Enterprises, Class A	3,216	(67,118)
KB Home	100	(3,427)
Lennar Corp., Class A	75,024	(4,185,589)
LGI Homes, Inc.	13,200	(932,580)
M/I Homes, Inc.	1,900	(74,765)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	300	$(11,448)
Newell Brands, Inc.	247,918	(4,764,984)
Nova Lifestyle, Inc.	100	(185)
PulteGroup, Inc.	1,000	(38,800)
Toll Brothers, Inc.	42,000	(1,659,420)
TRI Pointe Group, Inc.	34,600	(539,068)
Whirlpool Corp.	39,400	(5,812,682)
William Lyon Homes, Class A	18,200	(363,636)

		(19,443,001)

Industrial Services — (0.0)%
CAI International, Inc.	6,200	(179,676)
EVI Industries, Inc.	500	(13,520)
Fastenal Co.	40,100	(1,481,695)
MSC Industrial Direct Co., Inc., Class A	100	(7,847)
SiteOne Landscape Supply, Inc.	2,600	(235,690)
Team, Inc.	9,100	(145,327)
Triton International Ltd.	200	(8,040)
United Rentals, Inc.	1,900	(316,863)
Watsco, Inc.	600	(108,090)
WESCO International, Inc.	1,900	(112,841)

		(2,609,589)

Institutional Financial Services — (0.5)%
Cboe Global Markets, Inc.	9,200	(1,104,000)
CME Group, Inc.	43,400	(8,711,248)
Cowen, Inc., Class A	6,800	(107,100)
GAIN Capital Holdings, Inc.	8,900	(35,155)
Goldman Sachs Group, Inc.	109,400	(25,154,342)
Greenhill & Co., Inc.	14,700	(251,076)
Morgan Stanley	113,600	(5,807,232)
SEI Investments Co.	600	(39,288)
Virtu Financial, Inc., Class A	56,600	(905,034)

		(42,114,475)

Insurance — (0.4)%
Aflac, Inc.	93,000	(4,919,700)
Alleghany Corp.	400	(319,828)
Ambac Financial Group, Inc.	10,600	(228,642)
American Equity Investment Life Holding Co.	1,400	(41,902)
American International Group, Inc.	42,200	(2,166,126)
American National Insurance Co.	100	(11,768)
Arthur J Gallagher & Co.	22,200	(2,114,106)
Assurant, Inc.	700	(91,756)
Berkshire Hathaway, Inc., Class B	6,800	(1,540,200)
Brown & Brown, Inc.	9,400	(371,112)
Chubb Ltd.	12,000	(1,867,920)
Cincinnati Financial Corp.	21,000	(2,208,150)
CNA Financial Corp.	6,800	(304,708)
CNO Financial Group, Inc.	400	(7,252)
eHealth, Inc.	20,800	(1,998,464)
Erie Indemnity Co., Class A	3,600	(597,600)
Genworth Financial, Inc., Class A	3,000	(13,200)
Globe Life, Inc.	10,200	(1,073,550)
Goosehead Insurance, Inc., Class A	400	(16,960)
Hartford Financial Services Group, Inc.	1,400	(85,078)
HCI Group, Inc.	600	(27,390)
Health Insurance Innovations, Inc., Class A	1,100	(21,219)
Heritage Insurance Holdings, Inc.	700	(9,275)
Kemper Corp.	200	(15,500)
Kinsale Capital Group, Inc.	3,900	(396,474)
Loews Corp.	29,700	(1,558,953)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Manulife Financial Corp.	4,200	$(85,218)
Marsh & McLennan Cos., Inc.	58,300	(6,495,203)
MBIA, Inc.	5,700	(53,010)
Mercury General Corp.	4,100	(199,793)
Old Republic International Corp.	1,700	(38,029)
Palomar Holdings, Inc.	4,000	(201,960)
Principal Financial Group, Inc.	1,600	(88,000)
ProAssurance Corp.	100	(3,614)
ProSight Global, Inc.	200	(3,226)
Reinsurance Group of America, Inc.	700	(114,142)
RenaissanceRe Holdings Ltd.	7,400	(1,450,548)
Sun Life Financial, Inc.	18,400	(838,488)
Voya Financial, Inc.	24,600	(1,500,108)
Willis Towers Watson PLC	100	(20,194)

		(33,098,366)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	254,200	(836,318)
Cleveland-Cliffs, Inc.	267,300	(2,245,320)
Commercial Metals Co.	13,000	(289,510)
Reliance Steel & Aluminum Co.	2,100	(251,496)
Schnitzer Steel Industries, Inc., Class A	4,500	(97,560)
TimkenSteel Corp.	200	(1,572)
United States Steel Corp.	30,300	(345,723)
Warrior Met Coal, Inc.	45,100	(952,963)

		(5,020,462)

Leisure Products — (0.2)%
Camping World Holdings, Inc., Class A	18,200	(268,268)
Fox Factory Holding Corp.	8,514	(592,319)
Funko, Inc., Class A	7,000	(120,120)
Hasbro, Inc.	49,900	(5,269,939)
Horizon Global Corp.	4,800	(16,752)
LCI Industries	5,000	(535,650)
Mattel, Inc.	242,300	(3,283,165)
Peloton Interactive, Inc., Class A	14,600	(414,640)
Thor Industries, Inc.	2,500	(185,725)
Winnebago Industries, Inc.	12,400	(656,952)
YETI Holdings, Inc.	300	(10,434)

		(11,353,964)

Machinery — (0.1)%
Actuant Corp., Class A	9,100	(236,873)
AGCO Corp.	1,600	(123,600)
Alamo Group, Inc.	1,000	(125,550)
Albany International Corp., Class A	100	(7,592)
Altra Industrial Motion Corp.	6,200	(224,502)
CIRCOR International, Inc.	4,900	(226,576)
Curtiss-Wright Corp.	100	(14,089)
Federal Signal Corp.	100	(3,225)
Flowserve Corp.	28,000	(1,393,560)
Franklin Electric Co., Inc.	800	(45,856)
Gates Industrial Corp. plc	900	(12,384)
Graco, Inc.	300	(15,600)
Helios Technologies, Inc.	1,300	(60,099)
Ichor Holdings Ltd.	200	(6,654)
John Bean Technologies Corp.	6,900	(777,354)
Lindsay Corp.	100	(9,599)
Manitowoc Co., Inc. (The)	1,050	(18,375)
Middleby Corp.	8,200	(898,064)
NN, Inc.	2,200	(20,350)
Parker-Hannifin Corp.	2,400	(493,968)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Terex Corp.	264	$(7,862)
Toro Co. (The)	500	(39,835)

		(4,761,567)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	2,600	(82,550)
Proto Labs, Inc.	700	(71,085)
RBC Bearings, Inc.	2,200	(348,348)
TriMas Corp.	100	(3,141)

		(505,124)

Media — (1.5)%
AMC Networks, Inc., Class A	22,900	(904,550)
Booking Holdings, Inc.	4,299	(8,828,985)
ChinaNet Online Holdings, Inc.	64	(74)
Clear Channel Outdoor Holdings, Inc.	5,200	(14,872)
DHI Group, Inc.	1,000	(3,010)
Discovery, Inc., Class A	107,600	(3,522,824)
DISH Network Corp., Class A	95,407	(3,384,086)
Entercom Communications Corp., Class A	40,200	(186,528)
EW Scripps Co., Class A	4,736	(74,403)
Expedia, Inc.	122,716	(13,270,508)
Fluent, Inc.	2,885	(7,213)
Gannett Co., Inc.	15,714	(100,255)
Global Eagle Entertainment, Inc.	3,600	(1,800)
Gray Television, Inc.	41,100	(881,184)
Groupon, Inc.	129,300	(309,027)
GrubHub, Inc.	21,200	(1,031,168)
Houghton Mifflin Harcourt Co.	26,600	(166,250)
HyreCar, Inc.	2,300	(6,049)
John Wiley & Sons, Inc., Class A	500	(24,260)
Liberty Media Group, Class A	3,792	(166,014)
Lions Gate Entertainment Corp., Class A	200	(2,132)
Live Ventures, Inc.	266	(2,000)
Lyft, Inc., Class A	274,023	(11,788,470)
Media General, Inc.	12,100	0
Meet Group, Inc.	1,100	(5,511)
Meredith Corp.	19,200	(623,424)
News Corp., Class A	12,400	(175,336)
Nexstar Media Group, Inc., Class A	19,911	(2,334,565)
QuinStreet, Inc.	1,200	(18,372)
Quotient Technology, Inc.	18,800	(185,368)
Remark Holdings, Inc.	10,800	(5,562)
Roku, Inc.	88,700	(11,876,930)
Shaw Communications, Inc., B Shares	200	(4,058)
Sinclair Broadcast Group, Inc., Class A	300	(10,002)
Spotify Technology SA	51,700	(7,731,735)
SRAX, Inc.	100	(249)
TEGNA, Inc.	98,400	(1,642,296)
Telaria, Inc.	700	(6,167)
TripAdvisor, Inc.	5,300	(161,014)
Tucows, Inc., Class A	100	(6,178)
Twitter, Inc.	276,900	(8,874,645)
Uber Technologies, Inc.	166,200	(4,942,788)
ViacomCBS, Inc., Class B	20,329	(853,208)
Walt Disney Co.	207,900	(30,068,577)
WideOpenWest, Inc.	2,100	(15,582)
World Wrestling Entertainment, Inc., Class A	45,000	(2,919,150)
Zillow Group, Inc., Class A	19,682	(900,255)

		(118,036,634)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — (1.0)%
Abbott Laboratories (c)	116,000	$(10,075,760)
Adaptive Biotechnologies Corp.	19,800	(592,416)
Aethlon Medical, Inc.	9	(9)
Apyx Medical Corp.	800	(6,768)
Avanos Medical, Inc.	2,400	(80,880)
Avantor, Inc.	24,900	(451,935)
Avinger, Inc.	748	(853)
Axonics Modulation Technologies, Inc.	3,700	(102,527)
BioLife Solutions, Inc.	7,800	(126,204)
BioSig Technologies, Inc.	1,600	(9,472)
BioTelemetry, Inc.	1,000	(46,300)
Bruker Corp.	8,100	(412,857)
Cantel Medical Corp.	13,800	(978,420)
Cooper Cos., Inc. (c)	27,420	(8,809,772)
CryoLife, Inc.	800	(21,672)
DENTSPLY SIRONA, Inc.	5,100	(288,609)
Ekso Bionics Holdings, Inc.	14,409	(5,634)
Endologix, Inc.	6,790	(10,728)
Exact Sciences Corp.	4,702	(434,841)
IDEXX Laboratories, Inc. (c)	36,650	(9,570,414)
Illumina, Inc.	26,700	(8,857,458)
Inspire Medical Systems, Inc.	2,300	(170,683)
InVivo Therapeutics Holdings Corp.	76	(17)
iRhythm Technologies, Inc.	3,300	(224,697)
IsoRay, Inc.	3,100	(1,936)
LivaNova PLC	9,200	(693,956)
Medtronic PLC	4,700	(533,215)
Myriad Genetics, Inc.	200	(5,446)
Neogen Corp.	593	(38,699)
OPKO Health, Inc.	76,799	(112,895)
Pacific Biosciences of California, Inc.	25,100	(129,014)
Penumbra, Inc.	15,900	(2,611,893)
PerkinElmer, Inc. (c)	149,620	(14,528,102)
Pulse Biosciences, Inc.	1,998	(26,793)
QIAGEN NV	1,100	(37,180)
Quanterix Corp.	1,200	(28,356)
Quidel Corp.	1,400	(105,042)
Repligen Corp.	4,400	(407,000)
Rockwell Medical, Inc.	7,200	(17,568)
Second Sight Medical Products, Inc.	7,384	(5,479)
Senseonics Holdings, Inc.	44,500	(40,762)
Shockwave Medical, Inc.	13,900	(610,488)
Silk Road Medical, Inc.	8,600	(347,268)
SmileDirectClub, Inc.	30,900	(270,066)
Tactile Systems Technology, Inc.	800	(54,008)
Tandem Diabetes Care, Inc.	14,937	(890,395)
Thermo Fisher Scientific, Inc. (c)	36,970	(12,010,444)
TransEnterix, Inc.	3,130	(4,601)
Varian Medical Systems, Inc. (c)	39,344	(5,587,241)
Venus Concept, Inc.	133	(625)
ViewRay, Inc.	4,700	(19,834)
Waters Corp. (c)	9,450	(2,207,992)
West Pharmaceutical Services, Inc.	5,700	(856,881)

		(83,462,105)

Metals & Mining — (0.4)%
Barrick Gold Corp.	622,048	(11,563,872)
Cameco Corp.	34,500	(307,050)
Century Aluminum Co.	42,800	(321,642)
Coeur Mining, Inc.	50,764	(410,173)
Compass Minerals International, Inc.	300	(18,288)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Covia Holdings Corp.	3,000	$(6,120)
Endeavour Silver Corp.	47,400	(114,234)
Energy Fuels, Inc.	13,500	(25,785)
First Majestic Silver Corp.	158,400	(1,941,984)
Fortuna Silver Mines, Inc.	4,900	(19,992)
Franco-Nevada Corp.	6,800	(702,440)
Freeport-McMoRan, Inc.	99,000	(1,298,880)
Gold Resource Corp.	2,500	(13,850)
Gold Standard Ventures Corp.	11,300	(9,673)
Golden Star Resources Ltd.	1,000	(3,810)
Great Panther Mining Ltd.	500	(255)
Hecla Mining Co.	43,419	(147,190)
Kirkland Lake Gold Ltd.	27,400	(1,207,518)
MAG Silver Corp.	5,700	(67,488)
McEwen Mining, Inc.	106,200	(134,874)
Newmont Mining Corp.	121,168	(5,264,750)
Northern Dynasty Minerals Ltd.	32,900	(14,081)
Novagold Resources, Inc.	122,500	(1,097,600)
Pan American Silver Corp.	174,900	(4,143,381)
Pretium Resources, Inc.	71,100	(791,343)
Seabridge Gold, Inc.	17,900	(247,378)
Silvercorp Metals, Inc.	1,500	(8,505)
Turquoise Hill Resources Ltd.	97,900	(72,074)
Uranium Energy Corp.	55,300	(50,832)
Vista Gold Corp.	3,200	(2,320)
Westwater Resources, Inc.	28	(59)

		(30,007,441)

Oil, Gas & Coal — (0.6)%
Advanced Emissions Solutions, Inc.	200	(2,100)
Antero Midstream Corp.	381,900	(2,898,621)
Antero Resources Corp.	25,300	(72,105)
Apache Corp.	152,400	(3,899,916)
Apergy Corp.	1,400	(47,292)
Arch Coal, Inc., Class A	10,700	(767,618)
Baytex Energy Corp.	20,600	(29,870)
Berry Petroleum Corp.	6,400	(60,352)
Bonanza Creek Energy, Inc.	8,200	(191,388)
Brigham Minerals, Inc., Class A	3,100	(66,464)
Callon Petroleum Co.	226,375	(1,093,391)
Canadian Natural Resources Ltd.	23,700	(766,695)
Cheniere Energy, Inc.	7,400	(451,918)
Chesapeake Energy Corp.	1,488,203	(1,228,660)
Cimarex Energy Co.	25,581	(1,342,747)
CNX Resources Corp.	25,500	(225,675)
Concho Resources, Inc.	1,700	(148,869)
ConocoPhillips	3,300	(214,599)
CONSOL Energy, Inc.	9,200	(133,492)
Contango Oil & Gas Co.	1,100	(4,037)
Core Laboratories NV	100	(3,767)
CVR Energy, Inc.	500	(20,215)
Delek US Holdings, Inc.	43,939	(1,473,275)
Denbury Resources, Inc.	31,900	(44,979)
Diamond Offshore Drilling, Inc.	13,500	(97,065)
Diamondback Energy, Inc.	104,400	(9,694,584)
DMC Global, Inc.	1,000	(44,940)
Dril-Quip, Inc.	11,800	(553,538)
Earthstone Energy, Inc., Class A	5,400	(34,182)
Enbridge, Inc.	131,922	(5,246,538)
EnLink Midstream LLC	11,700	(71,721)
Equitrans Midstream Corp.	173,500	(2,317,960)
Era Group, Inc.	1,000	(10,170)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Extraction Oil & Gas, Inc.	26,900	$(57,028)
Flotek Industries, Inc.	28,000	(56,000)
Frank’s International NV	28,100	(145,277)
FTS International, Inc.	15,400	(16,016)
Gulfport Energy Corp.	127,800	(388,512)
Halliburton Co.	15,100	(369,497)
Helix Energy Solutions Group, Inc.	2,000	(19,260)
Hess Corp.	24,800	(1,656,888)
HighPoint Resources Corp.	8,400	(14,196)
Jagged Peak Energy, Inc.	47,800	(405,822)
KLX Energy Services Holdings, Inc.	300	(1,932)
Laredo Petroleum, Inc.	185,600	(532,672)
Liberty Oilfield Services, Inc., Class A	29,900	(332,488)
Lilis Energy, Inc.	600	(228)
Marathon Petroleum Corp.	13,500	(813,375)
Matador Resources Co.	7,700	(138,369)
Montage Resources Corp.	8,066	(64,044)
MRC Global, Inc.	11,300	(154,132)
Murphy Oil Corp.	20,800	(557,440)
Nabors Industries Ltd.	246,939	(711,184)
NCS Multistage Holdings, Inc.	1,700	(3,570)
New Fortress Energy LLC	2,000	(31,340)
Newpark Resources, Inc.	600	(3,762)
Nine Energy Service, Inc.	300	(2,346)
Noble Energy, Inc.	16,300	(404,892)
Northern Oil and Gas, Inc.	122,500	(286,650)
Obsidian Energy Ltd.	700	(504)
Occidental Petroleum Corp.	24,662	(1,016,321)
Oceaneering International, Inc.	5,300	(79,023)
Pembina Pipeline Corp.	6,100	(226,066)
Penn Virginia Corp.	2,100	(63,735)
Phillips 66	500	(55,705)
Precision Drilling Corp.	1,900	(2,660)
ProPetro Holding Corp.	26,100	(293,625)
QEP Resources, Inc.	14,500	(65,250)
Ramaco Resources, Inc.	3,400	(12,172)
Range Resources Corp.	92,987	(450,987)
Ring Energy, Inc.	23,300	(61,512)
SM Energy Co.	51,100	(574,364)
Smart Sand, Inc.	18,000	(45,360)
Solaris Oilfield Infrastructure, Inc., Class A	20,400	(285,600)
Southwestern Energy Co.	494,900	(1,197,658)
SRC Energy, Inc.	153,900	(634,068)
Talos Energy, Inc.	700	(21,105)
Targa Resources Corp.	104,500	(4,266,735)
TC Energy Corp.	2,600	(138,606)
TETRA Technologies, Inc.	22,200	(43,512)
Thermon Group Holdings, Inc.	800	(21,440)
Tidewater, Inc.	4,900	(94,472)
Transocean Ltd.	58,067	(399,501)
US Silica Holdings, Inc.	48,800	(300,120)
VAALCO Energy, Inc.	700	(1,554)
Valaris plc	50,200	(329,312)
W&T Offshore, Inc.	19,300	(107,308)
Whiting Petroleum Corp.	15,786	(115,869)
World Fuel Services Corp.	9,900	(429,858)

		(51,759,665)

Passenger Transportation — (0.1)%
American Airlines Group, Inc.	261,300	(7,494,084)
JetBlue Airways Corp.	70,000	(1,310,400)
Mesa Air Group, Inc.	200	(1,788)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Southwest Airlines Co.	1,300	$(70,174)
Spirit Airlines, Inc.	46,500	(1,874,415)

		(10,750,861)

Real Estate — (1.2)%
Acadia Realty Trust	5,800	(150,394)
Alexandria Real Estate Equities, Inc.	21,600	(3,490,128)
American Assets Trust, Inc.	17,400	(798,660)
American Campus Communities, Inc.	24,000	(1,128,720)
Americold Realty Trust	108,100	(3,789,986)
Apple Hospitality REIT, Inc.	56,400	(916,500)
AvalonBay Communities, Inc.	6,500	(1,363,050)
Boston Properties, Inc.	20,500	(2,826,130)
Braemar Hotels & Resorts, Inc.	6,822	(60,920)
Brixmor Property Group, Inc.	56,900	(1,229,609)
Brookfield Property REIT, Inc., Class A	39,000	(719,355)
CareTrust REIT, Inc.	1,600	(33,008)
CatchMark Timber Trust, Inc., Class A	4,100	(47,027)
CBL & Associates Properties, Inc.	58,000	(60,900)
CBRE Group, Inc., Class A	3,400	(208,386)
Chatham Lodging Trust	11,800	(216,412)
Clipper Realty, Inc.	800	(8,480)
Colony Capital, Inc.	102,921	(488,875)
Community Healthcare Trust, Inc.	600	(25,716)
CoreSite Realty Corp.	4,600	(515,752)
Corporate Office Properties Trust	2,200	(64,636)
Cousins Properties, Inc.	51,498	(2,121,718)
Crown Castle International Corp.	35,700	(5,074,755)
CyrusOne, Inc.	34,000	(2,224,620)
DiamondRock Hospitality Co.	83,000	(919,640)
Douglas Emmett, Inc.	30,700	(1,347,730)
EastGroup Properties, Inc.	300	(39,801)
Equity LifeStyle Properties, Inc.	9,700	(682,783)
Equity Residential	47,599	(3,851,711)
Essential Properties Realty Trust, Inc.	29,000	(719,490)
Essex Property Trust, Inc.	3,500	(1,053,010)
Farmland Partners, Inc.	4,400	(29,832)
Federal Realty Investment Trust	2,900	(373,317)
Five Point Holdings LLC, Class A	1,500	(10,425)
Franklin Street Properties Corp.	2,800	(23,968)
Front Yard Residential Corp.	11,900	(146,846)
Healthcare Realty Trust, Inc.	39,000	(1,301,430)
Healthcare Trust of America, Inc., Class A	61,800	(1,871,304)
Healthpeak Properties, Inc.	156,600	(5,398,002)
Hersha Hospitality Trust	14,200	(206,610)
Host Hotels & Resorts, Inc.	36,800	(682,640)
Howard Hughes Corp. (The)	5,200	(659,360)
Hudson Pacific Properties, Inc.	24,200	(911,130)
Independence Realty Trust, Inc.	23,200	(326,656)
Industrial Logistics Properties Trust	5,900	(132,278)
Invitation Homes, Inc.	1,500	(44,955)
Iron Mountain, Inc.	13,400	(427,058)
iStar, Inc.	27,400	(397,574)
JBG SMITH Properties	25,100	(1,001,239)
Jernigan Capital, Inc.	12,200	(233,508)
Jones Lang LaSalle, Inc.	2,400	(417,816)
Kilroy Realty Corp.	19,600	(1,644,440)
Kimco Realty Corp.	176,600	(3,657,386)
Kite Realty Group Trust	22,100	(431,613)
Lamar Advertising Co., Class A	4,600	(410,596)
Liberty Property Trust	4,500	(270,225)
Life Storage, Inc.	8,500	(920,380)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Macerich Co.	25,000	$(673,000)
Mack-Cali Realty Corp.	25,000	(578,250)
Marcus & Millichap, Inc.	1,300	(48,425)
Medical Properties Trust, Inc.	70,200	(1,481,922)
Mid-America Apartment Communities, Inc.	8,500	(1,120,810)
National Storage Affiliates Trust	12,800	(430,336)
New Senior Investment Group, Inc.	24,301	(185,903)
NexPoint Residential Trust, Inc.	1,800	(81,000)
Office Properties Income Trust	11,073	(355,886)
Outfront Media, Inc.	4,600	(123,372)
Park Hotels & Resorts, Inc.	149,588	(3,869,841)
Pebblebrook Hotel Trust	54,400	(1,458,464)
Pennsylvania REIT	69,000	(367,770)
Piedmont Office Realty Trust, Inc., Class A	10,700	(237,968)
PotlatchDeltic Corp.	13,921	(602,362)
Prologis, Inc.	10,300	(918,142)
Public Storage	15,100	(3,215,696)
Rayonier, Inc.	9,700	(317,772)
Redfin Corp.	27,699	(585,557)
Regency Centers Corp.	37,600	(2,372,184)
Rexford Industrial Realty, Inc.	2,900	(132,443)
RLJ Lodging Trust	45,200	(800,944)
Seritage Growth Properties	11,100	(444,888)
Service Properties Trust	42,700	(1,038,891)
SITE Centers Corp.	22,950	(321,759)
SL Green Realty Corp.	3,000	(275,640)
Summit Hotel Properties, Inc.	5,900	(72,806)
Taubman Centers, Inc.	2,700	(83,943)
UMH Properties, Inc.	2,100	(33,033)
Urban Edge Properties	500	(9,590)
Ventas, Inc.	62,900	(3,631,846)
Vornado Realty Trust	39,200	(2,606,800)
Washington Prime Group, Inc.	165,000	(600,600)
Washington Real Estate Investment Trust	15,800	(461,044)
Welltower, Inc.	86,700	(7,090,326)
Weyerhaeuser Co.	35,000	(1,057,000)
Wheeler Real Estate Investment Trust, Inc.	1,452	(2,381)
Whitestone REIT	9,900	(134,838)
Xenia Hotels & Resorts, Inc.	6,900	(149,109)

		(96,081,031)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc., Class A	51,500	(372,860)
Cinemark Holdings, Inc.	22,600	(765,010)
Drive Shack, Inc.	10,767	(39,407)
Live Nation Entertainment, Inc.	100	(7,147)
OneSpaWorld Holdings Ltd.	7,000	(117,880)
SeaWorld Entertainment, Inc.	14,100	(447,111)
Vail Resorts, Inc.	1,300	(311,779)

		(2,061,194)

Renewable Energy — (0.1)%
American Superconductor Corp.	1,000	(7,850)
Enphase Energy, Inc.	117,400	(3,067,662)
First Solar, Inc.	6,500	(363,740)
FuelCell Energy, Inc.	54,829	(137,621)
Green Plains, Inc.	25,600	(395,008)
Pacific Ethanol, Inc.	2,200	(1,430)
Renewable Energy Group, Inc.	1,000	(26,950)
SolarEdge Technologies, Inc.	8,200	(779,738)
Sunnova Energy International, Inc.	1,700	(18,972)
Sunworks, Inc.	357	(446)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Taronis Fuels, Inc (d)	250	$(23)
Taronis Technologies, Inc.	50	(46)

		(4,799,486)

Retail - Consumer Staples — (0.6)%
Big Lots, Inc.	11,800	(338,896)
BJ’s Wholesale Club Holdings, Inc.	60,100	(1,366,674)
Casey’s General Stores, Inc.	6,200	(985,738)
Dollar Tree, Inc.	54,200	(5,097,510)
Five Below, Inc.	50,702	(6,482,758)
Kroger Co. (The)	159,800	(4,632,602)
Ollie’s Bargain Outlet Holdings, Inc.	30,800	(2,011,548)
PriceSmart, Inc.	2,600	(184,652)
Rite Aid Corp.	2,088	(32,301)
Wal-Mart Stores, Inc.	213,900	(25,419,876)

		(46,552,555)

Retail - Discretionary — (1.0)%
Abercrombie & Fitch Co., Class A	32,200	(556,738)
Advance Auto Parts, Inc.	38,700	(6,198,192)
American Eagle Outfitters, Inc.	4,500	(66,150)
Asbury Automotive Group, Inc.	2,700	(301,833)
AutoNation, Inc.	21,400	(1,040,682)
Avis Budget Group, Inc.	46,800	(1,508,832)
Barnes & Noble Education, Inc.	600	(2,562)
Bed Bath & Beyond, Inc.	125,300	(2,167,690)
Big 5 Sporting Goods Corp.	5,417	(16,251)
BlueLinx Holdings, Inc.	4,500	(64,125)
Boot Barn Holdings, Inc.	800	(35,624)
Buckle, Inc.	29,100	(786,864)
Burlington Stores, Inc.	39,000	(8,893,170)
Caleres, Inc.	18,100	(429,875)
CarMax, Inc.	32,800	(2,875,576)
Carvana Co.	42,400	(3,902,920)
Cato Corp., Class A	6,300	(109,620)
Chewy, Inc., Class A	52,900	(1,534,100)
Chico’s FAS, Inc.	25,600	(97,536)
Children’s Place, Inc.	14,900	(931,548)
Conn’s, Inc.	4,000	(49,560)
Designer Brands, Inc., Class A	53,900	(848,386)
Dillard’s, Inc., Class A	15,000	(1,102,200)
Ethan Allen Interiors, Inc.	300	(5,718)
Express, Inc.	25,100	(122,237)
FirstCash, Inc.	6,128	(494,101)
Foot Locker, Inc.	50,900	(1,984,591)
Gap, Inc.	41,400	(731,952)
Genesco, Inc.	8,100	(388,152)
Genuine Parts Co.	18,200	(1,933,386)
GNC Holdings, Inc., Class A	21,190	(57,213)
Group 1 Automotive, Inc.	5,200	(520,000)
Guess?, Inc.	16,600	(371,508)
Hertz Global Holdings, Inc.	132,000	(2,079,000)
Hibbett Sports, Inc.	17,100	(479,484)
JC Penney Co., Inc.	258,100	(289,072)
L Brands, Inc.	184,200	(3,337,704)
La-Z-Boy, Inc.	1,600	(50,368)
Lands’ End, Inc.	800	(13,440)
Lithia Motors, Inc., Class A	6,500	(955,500)
Lovesac Co. (The)	1,400	(22,470)
Macy’s, Inc.	117,200	(1,992,400)
MarineMax, Inc.	1,300	(21,697)
Michaels Cos., Inc. (The)	89,400	(723,246)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Monro, Inc.	6,500	$(508,300)
Nordstrom, Inc.	80,999	(3,315,289)
Party City Holdco, Inc.	30,000	(70,200)
Penske Automotive Group, Inc.	900	(45,198)
PetIQ, Inc.	19,000	(475,950)
PetMed Express, Inc.	16,500	(388,080)
Ross Stores, Inc.	56,600	(6,589,372)
Sally Beauty Holdings, Inc.	74,600	(1,361,450)
Shoe Carnival, Inc.	1,700	(63,376)
Sleep Number Corp.	2,200	(108,328)
Sonic Automotive, Inc., Class A	8,200	(254,200)
Sportsman’s Warehouse Holdings, Inc.	200	(1,606)
Stage Stores, Inc.	3,900	(31,668)
Tiffany & Co.	112,500	(15,035,625)
Ulta Salon Cosmetics & Fragrance, Inc.	28	(7,088)
Urban Outfitters, Inc.	85,300	(2,368,781)
Wayfair, Inc., Class A	15,200	(1,373,624)
Williams-Sonoma, Inc.	15,900	(1,167,696)
Zumiez, Inc.	400	(13,816)

		(83,272,920)

Semiconductors — (0.4)%
Ambarella, Inc.	600	(36,336)
AVX Corp.	3,500	(71,645)
Broadcom, Inc.	18,338	(5,795,175)
Brooks Automation, Inc.	2,200	(92,312)
Cabot Microelectronics Corp.	1,500	(216,480)
Cirrus Logic, Inc.	200	(16,482)
Coherent, Inc.	8,700	(1,447,245)
Cohu, Inc.	3,000	(68,550)
Diodes, Inc.	500	(28,185)
FormFactor, Inc.	39	(1,013)
II-VI, Inc.	44,900	(1,511,783)
KEMET Corp.	57,500	(1,555,375)
KLA Corp.	23,375	(4,164,724)
Marvell Technology Group Ltd.	521,170	(13,842,275)
MaxLinear, Inc., Class A	40	(849)
MKS Instruments, Inc.	18,600	(2,046,186)
Monolithic Power Systems, Inc.	800	(142,416)
MoSys, Inc.	119	(208)
NVIDIA Corp.	1,000	(235,300)
ON Semiconductor Corp.	103,900	(2,533,082)
Power Integrations, Inc.	1,200	(118,692)
Qorvo, Inc.	23	(2,673)
Silicon Laboratories, Inc.	100	(11,598)
Texas Instruments, Inc.	2,700	(346,383)
Vishay Intertechnology, Inc.	3,300	(70,257)
Xperi Corp.	3,300	(61,050)

		(34,416,274)

Software — (0.7)%
ACI Worldwide, Inc.	12,000	(454,620)
Activision Blizzard, Inc.	5,600	(332,752)
Akamai Technologies, Inc.	16,200	(1,399,356)
Allscripts Healthcare Solutions, Inc.	900	(8,833)
Altair Engineering, Inc., Class A	6,400	(229,824)
Alteryx, Inc., Class A	51,300	(5,133,591)
ANSYS, Inc.	2,600	(669,266)
Appfolio, Inc., Class A	1,200	(131,940)
Appian Corp.	18,900	(722,169)
Avaya Holdings Corp.	100,000	(1,350,000)
Bandwidth, Inc., Class A	1,600	(102,480)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Blackbaud, Inc.	100	$(7,960)
Blackberry Ltd.	245,100	(1,573,542)
Cadence Design Systems, Inc.	2,700	(187,272)
Castlight Health, Inc., Class B	6,500	(8,645)
CDK Global, Inc.	99	(5,413)
Cerner Corp.	34,100	(2,502,599)
Change Healthcare, Inc.	20,200	(331,078)
Cloudera, Inc.	217,971	(2,535,003)
Computer Programs & Systems, Inc.	1,200	(31,680)
Datadog, Inc., Class A	2,000	(75,560)
Dynatrace, Inc.	29,000	(733,700)
Elastic NV	5,700	(366,510)
Envestnet, Inc.	10,600	(738,078)
Guidewire Software, Inc.	2,600	(285,402)
Health Catalyst, Inc.	6,100	(211,670)
Inovalon Holdings, Inc., Class A	4,000	(75,280)
Intuit, Inc.	28,500	(7,465,005)
j2 Global, Inc.	3,600	(337,356)
LogMeIn, Inc.	1,600	(137,184)
Manhattan Associates, Inc.	1,000	(79,750)
Medallia, Inc.	4,900	(152,439)
Microsoft Corp.	900	(141,930)
MongoDB, Inc.	41,700	(5,488,137)
MTBC, Inc.	800	(3,248)
Omnicell, Inc.	500	(40,860)
Pareteum Corp.	75,262	(32,912)
Pegasystems, Inc.	6,100	(485,865)
Phreesia, Inc.	6,500	(173,160)
salesforce.com, Inc.	19,204	(3,123,339)
SITO Mobile Ltd.	700	(194)
Slack Technologies, Inc., Class A	63,900	(1,436,472)
Smith Micro Software, Inc.	200	(796)
SolarWinds Corp.	3,700	(68,635)
Sphere 3D Corp.	119	(92)
Splunk, Inc.	39,300	(5,885,961)
SS&C Technologies Holdings, Inc.	4,600	(282,440)
Tabula Rasa HealthCare, Inc.	11,700	(569,556)
Twilio, Inc., Class A	123,239	(12,111,929)
Tyler Technologies, Inc.	800	(240,016)
Upland Software, Inc.	4,900	(174,979)
Verint Systems, Inc.	4,700	(260,192)
VirnetX Holding Corp.	20,400	(77,520)
Zoom Video Communications, Inc., Class A	1,000	(68,040)

		(59,042,230)

Specialty Finance — (0.4)%
AGNC Investment Corp.	98,100	(1,734,408)
Air Lease Corp.	800	(38,016)
Alliance Data Systems Corp.	30,371	(3,407,626)
Ally Financial, Inc.	2,600	(79,456)
Altisource Portfolio Solutions SA	2,100	(40,593)
Annaly Capital Management, Inc.	694,700	(6,544,074)
Apollo Commercial Real Estate Finance, Inc.	29,300	(535,897)
Arbor Realty Trust, Inc.	17,400	(249,690)
Arlington Asset Investment Corp., Class A	23,800	(132,566)
ARMOUR Residential REIT, Inc.	38,062	(680,168)
Capital One Financial Corp.	25,400	(2,613,914)
Capstead Mortgage Corp.	31,900	(252,648)
Cherry Hill Mortgage Investment Corp.	9,200	(134,228)
Chimera Investment Corp.	42	(864)
Colony Credit Real Estate, Inc.	16,200	(213,192)
Credit Acceptance Corp.	2,700	(1,194,291)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Discover Financial Services	600	$(50,892)
Dynex Capital, Inc.	17,134	(290,250)
Ellington Residential Mortgage REIT	200	(2,170)
Encore Capital Group, Inc.	9,500	(335,920)
Essent Group Ltd.	100	(5,199)
Federal Agricultural Mortgage Corp., Class C	100	(8,350)
Fidelity National Information Services, Inc.	5,852	(813,955)
Global Payments, Inc.	10,199	(1,861,929)
Granite Point Mortgage Trust, Inc.	12,500	(229,750)
Great Ajax Corp.	600	(8,886)
Jack Henry & Associates, Inc.	100	(14,567)
KKR Real Estate Finance Trust, Inc.	22,700	(463,534)
LendingClub Corp.	19,800	(249,876)
Marathon Patent Group, Inc.	25	(22)
MoneyGram International, Inc.	10,100	(21,210)
Mr Cooper Group, Inc.	34,191	(427,729)
Navient Corp.	4,900	(67,032)
Nelnet, Inc., Class A	700	(40,768)
New Residential Investment Corp.	133,800	(2,155,518)
New York Mortgage Trust, Inc.	8,900	(55,447)
Ocwen Financial Corp.	8,500	(11,645)
On Deck Capital, Inc.	1,700	(7,038)
Orchid Island Capital, Inc.	36,100	(211,185)
PennyMac Financial Services, Inc.	100	(3,404)
PRA Group, Inc.	7,700	(279,510)
Ready Capital Corp.	4,645	(71,626)
Redwood Trust, Inc.	29,400	(486,276)
Santander Consumer USA Holdings, Inc.	51,800	(1,210,566)
SLM Corp.	37,000	(329,670)
Square, Inc., Class A	200	(12,512)
Two Harbors Investment Corp.	40,000	(584,800)
Walker & Dunlop, Inc.	1,300	(84,084)
Western Union Co.	116,800	(3,127,904)
World Acceptance Corp.	2,000	(172,800)

		(31,547,655)

Technology Services — (0.1)%
Accenture PLC, Class A	800	(168,456)
CDW Corp.	11,300	(1,614,092)
CGI, Inc.	100	(8,371)
Endurance International Group Holdings, Inc.	200	(940)
EPAM Systems, Inc.	300	(63,648)
Equifax, Inc.	300	(42,036)
EVERTEC, Inc.	200	(6,808)
FactSet Research Systems, Inc.	300	(80,490)
IHS Markit Ltd.	400	(30,140)
Leidos Holdings, Inc.	700	(68,523)
LiveRamp Holdings, Inc.	8,600	(413,402)
MarketAxess Holdings, Inc.	11,400	(4,321,854)
MAXIMUS, Inc.	4,900	(364,511)
Morningstar, Inc.	600	(90,786)
Parsons Corp.	12,900	(532,512)
Science Applications International Corp.	1,700	(147,934)
StarTek, Inc.	1,100	(8,778)
Sykes Enterprises, Inc.	700	(25,893)
Thomson Reuters Corp.	23,241	(1,664,056)
Unisys Corp.	900	(10,674)

		(9,663,904)

Telecommunications — (0.3)%
AT&T, Inc.	143,200	(5,596,256)
BCE, Inc.	27,600	(1,279,260)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
CenturyLink, Inc.	302,372	$(3,994,334)
Cincinnati Bell, Inc.	4,049	(42,393)
Consolidated Communications Holdings, Inc.	37,976	(147,347)
EchoStar Corp., Class A	900	(38,979)
GCI Liberty, Inc., Class A	9,869	(699,219)
Globalstar, Inc.	67,600	(35,064)
HC2 Holdings, Inc.	7,500	(16,275)
Iridium Communications, Inc.	11,000	(271,040)
Rogers Communications, Inc., B Shares	9,600	(476,832)
Shenandoah Telecommunications Co.	10,500	(436,905)
Sprint Corp.	311,100	(1,620,831)
T-Mobile US, Inc.	137,400	(10,774,908)
Zayo Group Holdings, Inc.	200	(6,930)

		(25,436,573)

Transportation & Logistics — (0.1)%
Air Transport Services Group, Inc.	1,700	(39,882)
Atlas Air Worldwide Holdings, Inc.	1,000	(27,570)
CryoPort, Inc.	3,900	(64,194)
Daseke, Inc.	800	(2,528)
Dorian LPG Ltd.	800	(12,384)
FedEx Corp.	15,700	(2,373,997)
Golar LNG Ltd.	21,100	(300,042)
Heartland Express, Inc.	7,300	(153,665)
Hub Group, Inc., Class A	100	(5,129)
International Seaways, Inc.	1,800	(53,568)
Knight-Swift Transportation Holdings, Inc.	9,500	(340,480)
Landstar System, Inc.	1,500	(170,805)
Macquarie Infrastructure Co. LLC	1,300	(55,692)
Matson, Inc.	600	(24,480)
Navigator Holdings Ltd.	5,200	(70,044)
Nordic American Tankers Ltd.	30,500	(150,060)
Saia, Inc.	6,500	(605,280)
Scorpio Bulkers, Inc.	17,000	(108,290)
Sino-Global Shipping America Ltd.	421	(189)
Teekay Corp.	26,200	(139,384)
Teekay Tankers Ltd., Class A	4,437	(106,355)
US Xpress Enterprises, Inc., Class A	2,900	(14,587)

		(4,818,605)

Transportation Equipment — (0.0)%
Meritor, Inc.	1,200	(31,428)
Navistar International Corp.	16,000	(463,040)
PACCAR, Inc.	2,700	(213,570)
REV Group, Inc.	1,200	(14,676)
Wabtec Corp.	23,775	(1,849,695)

		(2,572,409)

Utilities — (0.2)%
American States Water Co., Inc.	6,400	(554,496)
Aqua America, Inc.	11,300	(530,422)
Avista Corp.	11,000	(528,990)
Black Hills Corp.	7,700	(604,758)
California Water Service Group	5,700	(293,892)
CenterPoint Energy, Inc.	39,600	(1,079,892)
Clearway Energy, Inc.	11,600	(231,420)
Dominion Resources, Inc.	400	(33,128)
El Paso Electric Co.	8,500	(577,065)
Evergy, Inc.	12,800	(833,152)
Fortis, Inc.	5,400	(224,208)
Genie Energy Ltd., Class B	3,500	(27,055)
Hawaiian Electric Industries, Inc.	11,000	(515,460)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
MGE Energy, Inc.	700	$(55,174)
New Jersey Resources Corp.	13,600	(606,152)
NextEra Energy, Inc.	7,400	(1,791,984)
NorthWestern Corp.	8,800	(630,696)
OGE Energy Corp.	13,500	(600,345)
ONE Gas, Inc.	100	(9,357)
PNM Resources, Inc.	5,700	(289,047)
SJW Group	2,700	(191,862)
South Jersey Industries, Inc.	21,300	(702,474)
Southern Co.	2,500	(159,250)
Spire, Inc.	7,300	(608,163)
TerraForm Power, Inc., Class A	700	(10,773)
Vistra Energy Corp.	71,300	(1,639,187)
WEC Energy Group, Inc.	35,671	(3,289,936)

		(16,618,338)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc.	14,100	(10,650)
AquaVenture Holdings Ltd.	300	(8,136)
Clean Harbors, Inc.	7,500	(643,125)
Energy Recovery, Inc.	8,200	(80,278)
Lightbridge Corp.	290	(1,305)
LiqTech International, Inc.	200	(1,170)
Stericycle, Inc.	28,900	(1,844,109)
Tetra Tech, Inc.	3,300	(284,328)

		(2,873,101)

Total North America		(1,258,838,406)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp., ADR	12,700	(215,646)

Total Oceania		(215,646)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	43,100	(840,019)

Banking — (0.0)%
Banco Bradesco SA, ADR	220,331	(1,971,962)
Banco Santander Brasil SA, ADR	29,700	(360,261)
Banco Santander Chile, ADR	7,100	(163,797)
Bancolombia SA, ADR	6,400	(350,656)
Itau CorpBanca, ADR	200	(1,722)

		(2,848,398)

Chemicals — (0.0)%
Braskem SA, ADR	1,600	(23,680)

Consumer Products — (0.0)%
Adecoagro SA	3,100	(25,947)
AMBEV SA, ADR	14,200	(66,172)

		(92,119)

Consumer Services — (0.0)%
Afya Ltd., Class A	3,100	(84,072)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	4,800	(28,800)

Forest & Paper Products — (0.0)%
Suzano de Papel e Celulose, ADR	10,800	(106,272)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
Media — (0.0)%
Despegar.com Corp.	200	$(2,696)
Liberty Latin America Ltd., Class C	25,600	(498,176)

		(500,872)

Metals & Mining — (0.0)%
Nexa Resources SA	3,800	(30,932)
Southern Copper Corp.	19,700	(836,856)

		(867,788)

Oil, Gas & Coal — (0.1)%
Ecopetrol SA, ADR	17,500	(349,300)
Petroleo Brasileiro SA, ADR	489,100	(7,796,254)
Transportadora de Gas del Sur SA, ADR	2,180	(15,631)
Ultrapar Participacoes SA, ADR	12,300	(76,998)

		(8,238,183)

Passenger Transportation — (0.0)%
Azul SA, ADR	200	(8,560)

Retail - Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	4,100	(89,667)
IRSA Inversiones y Representaciones SA, ADR	100	(692)

		(90,359)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	61,200	(2,090,592)
StoneCo Ltd., A Shares	100,100	(3,992,989)

		(6,083,581)

Technology Services — (0.0)%
Globant SA	6,400	(678,720)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	23,400	(335,088)
Tim Participacoes SA, ADR	4,800	(91,728)

		(426,816)

Utilities — (0.0)%
Central Puerto SA, ADR	4,300	(20,898)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	35,500	(534,275)
Cia Paranaense de Energia, ADR	10,500	(177,870)
Enersis SA, ADR	2,400	(26,352)
Pampa Energia SA, ADR	15,500	(254,665)

		(1,014,060)

Total South America		(21,932,299)

TOTAL COMMON STOCK (PROCEEDS $1,384,868,911)		(1,471,375,182)

EXCHANGE-TRADED FUNDS — (0.4)%
iShares MSCI China ETF (c)	129,286	(8,285,940)
KraneShares CSI China Internet ETF (c)	229,775	(11,185,447)
SPDR S&P 500 ETF Trust	4,200	(1,351,812)
VanEck Vectors Gold Miners ETF (c)	326,000	(9,545,280)
VanEck Vectors Semiconductor ETF (c)	10,076	(1,424,847)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $26,794,314)		(31,793,326)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value
RIGHTS — (0.0)%
North America — (0.0)%
Pharmaceuticals — (0.0)%
Flex Pharma, Inc.	1,000	$0

		0

Total North America		0

Security Description	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — (1.8)%
North America — (1.8)%
Government National Mortgage Association (c),(t)	$22,120,000	(22,730,025)
Government National Mortgage Association (c),(t)	18,860,000	(19,440,530)
Government National Mortgage Association (c),(t)	100,000,000	(104,570,300)

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (PROCEEDS $146,728,945)		(146,740,855)

Security Description	Shares	Value
WARRANT — (0.0)%
Galectin Therapeutics, Inc. (d)	1,340	0

TOTAL SECURITIES SOLD SHORT — (20.2)% (PROCEEDS $1,558,392,170)		(1,649,909,363)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security considered illiquid.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2019.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2019. Maturity date presented is the ultimate maturity.
(l)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP, GCM Equity Master Fund LP, EJF Debt Opportunities Offshore Fund, Ltd., Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II and Renaissance Institutional Diversified Alpha Fund International L.P. are 6/1/2016, 11/9/2015, 6/1/2018, 9/4/2018, 1/2/2019, 12/30/2019 and 11/27/2019.

(m)	Assets, other than investments in securities, less liabilities other than securities sold short.
(o)	Security is valued using significant unobservable inputs.
(p)	All or a portion of the security represents an unsettled loan commitment at December 31, 2019 where the rate will be determined at time of settlement.
(r)	Rate disclosed, the 7 day net yield, is as of December 31, 2019.
(t)	When issued or delayed delivery security included.
(u)	Non-interest bearing bond.

Reverse Repurchase Agreements Outstanding at December 31, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	1.85%	10/30/19	03/26/21	$484,000	$485,542
Barclays Bank plc	1.95%	12/17/19	05/14/21	1,039,370	1,040,102
Barclays Bank plc	2.15%	12/13/19	05/11/21	4,385,641	4,389,832
Barclays Bank plc	2.15%	11/12/19	04/08/21	7,611,051	7,633,324

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	2.15%	12/13/19	05/12/21	$19,473,499	$19,490,944
Barclays Bank plc	2.25%	12/16/19	05/12/21	8,877,542	8,885,865
BNP Paribas Securities Corp.	2.76%	12/19/19	01/21/20	1,818,000	1,819,814
Goldman Sachs Bank USA	2.64%	12/20/19	01/24/20	45,078,000	45,117,595
Goldman Sachs Bank USA	2.64%	12/20/19	01/24/20	23,458,000	23,478,605
Goldman Sachs Bank USA	2.64%	12/20/19	01/24/20	25,583,000	25,605,472
Goldman Sachs Bank USA	2.79%	12/20/19	01/24/20	3,327,000	3,330,089
HSBC Bank plc	0.60%	10/31/19	06/03/20	27,989,235	28,014,049
HSBC Bank plc	0.66%	07/10/19	06/20/20	30,409,555	30,506,273
HSBC Bank plc	3.70%	11/19/19	05/18/23	5,928,571	5,954,790
HSBC Bank plc	3.70%	11/19/19	11/21/22	5,928,571	5,954,790
HSBC Bank plc	3.70%	11/19/19	05/19/22	5,928,571	5,954,790
HSBC Bank plc	3.70%	11/19/19	11/19/21	5,928,571	5,954,790
HSBC Bank plc	3.70%	11/19/19	05/19/21	5,928,571	5,954,790
HSBC Bank plc	3.70%	11/19/19	05/19/20	5,928,571	5,954,790
HSBC Bank plc	3.70%	11/19/19	11/19/20	5,928,571	5,954,790
JPMorgan Chase Bank, N.A.	1.85%	11/12/19	04/08/21	2,632,684	2,639,313
JPMorgan Chase Bank, N.A.	2.00%	11/12/19	04/08/21	2,417,396	2,423,977
JPMorgan Chase Bank, N.A.	2.00%	10/31/19	03/29/21	8,468,533	8,497,232
JPMorgan Chase Bank, N.A.	2.05%	10/31/19	03/29/21	7,253,931	7,279,128
JPMorgan Chase Bank, N.A.	2.05%	10/31/19	03/29/21	15,411,540	15,465,074
JPMorgan Chase Bank, N.A.	2.10%	11/12/19	04/08/21	7,575,968	7,597,623
JPMorgan Chase Bank, N.A.	2.10%	10/31/19	03/29/21	4,215,104	4,230,103
JPMorgan Chase Bank, N.A.	2.10%	11/12/19	04/08/21	3,312,881	3,322,350
JPMorgan Chase Bank, N.A.	2.15%	12/16/19	05/13/21	13,159,755	13,170,758
JPMorgan Chase Bank, N.A.	2.15%	12/16/19	05/12/21	8,951,271	8,959,290
JPMorgan Chase Bank, N.A.	2.20%	12/13/19	11/05/21	1,730,415	1,731,670
JPMorgan Chase Bank, N.A.	2.25%	12/13/19	05/11/21	4,169,438	4,173,607
JPMorgan Chase Bank, N.A.	2.50%	12/26/19	01/14/20	17,367,132	17,373,162
JPMorgan Chase Bank, N.A.	2.61%	11/27/19	01/24/20	2,246,000	2,251,704
JPMorgan Chase Bank, N.A.	2.71%	11/27/19	01/24/20	4,175,000	4,186,008
JPMorgan Chase Bank, N.A.	2.71%	11/27/19	01/24/20	1,760,000	1,764,641
JPMorgan Chase Bank, N.A.	2.71%	11/27/19	01/24/20	8,469,000	8,491,330
JPMorgan Chase Bank, N.A.	2.71%	11/27/19	01/24/20	4,422,000	4,433,659
JPMorgan Chase Bank, N.A.	2.81%	12/06/19	01/03/20	7,780,000	7,795,807
JPMorgan Chase Bank, N.A.	2.86%	12/06/19	01/03/20	6,529,000	6,542,501
JPMorgan Chase Bank, N.A.	2.86%	12/06/19	01/03/20	14,578,000	14,608,144
JPMorgan Chase Bank, N.A.	2.91%	12/06/19	01/03/20	3,750,000	3,757,890
JPMorgan Chase Bank, N.A.	3.01%	11/27/19	01/24/20	2,095,000	2,101,135
JPMorgan Chase Bank, N.A.	3.06%	11/27/19	01/24/20	5,612,000	5,628,707
JPMorgan Chase Bank, N.A.	3.06%	11/27/19	01/24/20	7,122,000	7,143,202
JPMorgan Chase Bank, N.A.	3.06%	11/27/19	01/24/20	2,335,000	2,341,951
JPMorgan Chase Bank, N.A.	3.06%	11/27/19	01/24/20	3,797,000	3,808,303
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.60%	12/03/19	01/03/20	3,141,000	3,147,571
RBC (Barbados) Trading Bank Corporation	2.51%	12/20/19	01/22/20	1,474,000	1,475,236
RBC (Barbados) Trading Bank Corporation	2.94%	12/17/19	01/17/20	9,688,000	9,699,857
RBC (Barbados) Trading Bank Corporation	2.95%	12/03/19	01/03/20	1,913,000	1,917,542
Royal Bank of Canada	0.03%	10/01/19	10/03/20	7,406,000	7,406,605
Royal Bank of Canada	0.03%	10/01/19	10/03/20	2,789,000	2,789,232
Royal Bank of Canada	0.03%	10/01/19	10/03/20	4,740,000	4,740,406
Royal Bank of Canada	2.20%	11/25/19	01/06/20	8,897,000	8,916,573
Royal Bank of Canada	2.20%	11/25/19	01/06/20	15,782,500	15,817,222
Royal Bank of Canada	2.20%	11/25/19	01/06/20	18,270,000	18,310,194
Royal Bank of Canada	2.20%	11/25/19	01/06/20	16,087,500	16,122,893
Royal Bank of Canada	2.20%	11/25/19	01/06/20	4,728,125	4,738,527
Royal Bank of Canada	2.20%	11/25/19	01/06/20	5,624,063	5,636,436
Royal Bank of Canada	2.20%	11/25/19	01/06/20	8,630,000	8,648,986
Royal Bank of Canada	2.20%	09/30/19	01/06/20	10,787,500	10,847,490
Royal Bank of Canada	2.20%	09/30/19	01/06/20	5,362,500	5,392,321
Royal Bank of Canada	2.20%	09/30/19	01/06/20	21,275,000	21,393,313
Royal Bank of Canada	2.20%	09/30/19	01/06/20	5,325,000	5,354,613
Royal Bank of Canada	2.20%	09/30/19	01/06/20	15,993,750	16,082,693

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.20%	09/30/19	01/06/20	$5,537,500	$5,568,295
Royal Bank of Canada	2.35%	12/18/19	01/21/20	101,646,000	101,732,257
Royal Bank of Canada	2.80%	12/04/19	03/04/20	6,008,000	6,021,085
Royal Bank of Canada	2.80%	12/04/19	03/04/20	6,465,000	6,479,080
Royal Bank of Canada	2.80%	12/19/19	03/19/20	4,132,000	4,136,182
Royal Bank of Canada	2.85%	12/04/19	03/04/20	2,844,000	2,850,304
Royal Bank of Canada	2.85%	12/19/19	03/19/20	1,765,000	1,766,818
Royal Bank of Canada	2.90%	12/19/19	03/19/20	7,033,000	7,040,371
Royal Bank of Canada	2.90%	12/19/19	03/19/20	2,719,000	2,721,850
Royal Bank of Canada	2.95%	12/19/19	03/19/20	1,689,000	1,690,801
Royal Bank of Canada	3.00%	12/19/19	03/19/20	2,358,000	2,360,557
Royal Bank of Canada	3.00%	12/19/19	03/19/20	5,311,000	5,316,758
Royal Bank of Canada	3.05%	12/04/19	03/04/20	6,202,000	6,216,713
Royal Bank of Canada	3.05%	12/04/19	03/04/20	1,097,000	1,099,602
Royal Bank of Canada	3.05%	12/04/19	03/04/20	2,347,000	2,352,568
Royal Bank of Canada	3.05%	12/19/19	03/19/20	7,649,000	7,657,431
Royal Bank of Canada	3.05%	12/19/19	03/19/20	7,314,000	7,322,062
Royal Bank of Canada	3.05%	12/19/19	03/19/20	4,027,000	4,031,439
Royal Bank of Canada (London)	0.80%	11/26/19	02/26/20	30,387,644	30,411,590

Total Reverse Repurchase Agreements Outstanding				$786,815,020	$788,412,778

Futures Contracts Outstanding at December 31, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Futures
90 Day Eurodollar	2	CME	491,555 USD	06/19/23	$(380)
90 Day Eurodollar	2	CME	492,355 USD	03/18/24	(1,605)
90 Day Eurodollar	6	CME	1,477,828 USD	09/18/23	(4,678)
Aluminum	102	LMELME	4,529,825 USD	03/16/20	85,675
Amsterdam Index	91	Euronext	11,045,378 EUR	01/17/20	(46,115)
Australian 10-Year Bond	904	SFE	131,548,579 AUD	03/16/20	(1,624,144)
BIST 30	351	ISE	4,923,642 TRY	02/28/20	6,049
Brent Crude	307	ICE	19,919,771 USD	01/31/20	342,229
CAC40 Index	12	Euronext	715,059 EUR	01/17/20	1,504
Canadian 10-Year Bond	670	CDE	93,788,403 CAD	03/20/20	(1,291,289)
Canadian Dollar Currency	118	CME	8,970,236 USD	03/17/20	125,794
Copper	82	COMEX	5,514,841 USD	03/27/20	219,009
Crude Palm Oil	235	MYX	16,752,204 MYR	03/13/20	288,057
DAX Index	24	Eurex	7,944,042 EUR	03/20/20	4,327
E-mini Russell 2000	193	CME	15,909,405 USD	03/20/20	211,885
Euro Stoxx 50	80	Eurex	2,979,328 EUR	03/20/20	4,343
Euro-Bund	1,355	Eurex	233,741,334 EUR	03/06/20	(3,059,307)
FTSE 100 Index	95	ICE	7,112,242 GBP	03/20/20	15,642
FTSE/MIB Index	76	IDEM	8,962,729 EUR	03/20/20	(75,074)
Gasoline RBOB	114	NYMEX	7,867,973 USD	01/31/20	226,141
Gold 100 Oz	316	COMEX	46,238,774 USD	02/26/20	1,891,186
Hang Seng China Enterprises Index	132	HKFE	73,116,311 HKD	01/30/20	112,456
KOSPI 200 Index	125	KRX FM	8,614,025,000 KRW	03/12/20	528,319
Long Gilt	211	ICE	28,003,828 GBP	03/27/20	(374,395)
MSCI Emerging Market	74	ICE	4,094,611 USD	03/20/20	50,129
MSCI Singapore Index	221	SGX	8,224,324 SGD	01/30/20	(10,538)
MSCI Taiwan Index	271	SGX	12,504,271 USD	01/30/20	(49,111)
Natural Gas	985	NYMEX	23,154,945 USD	04/28/20	(1,603,145)
New Zealand Dollar Currency	276	CME	18,197,642 USD	03/16/20	432,358
Nickel	66	LME	6,203,591 USD	03/16/20	(649,691)
NY Harbor ULSD	154	NYMEX	12,627,108 USD	01/31/20	456,362

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
OMXS30 Index	419	Nasdaq OMX	74,900,488 SEK	01/17/20	$(86,567)
S&P 500 E-mini	168	CME	26,670,931 USD	03/20/20	470,309
S&P/TSX 60 Index	39	CDE	7,893,955 CAD	03/19/20	2,130
Silver	60	COMEX	5,136,188 USD	03/27/20	240,112
SPI 200	96	SFE	16,274,593 AUD	03/19/20	(299,923)
Swiss Market Index	263	Eurex	27,563,127 CHF	03/20/20	113,384
TOPIX Index	350	OSE	6,015,991,499 JPY	03/12/20	69,104
U.S. Treasury 10-Year Note	2,567	CBOT	332,620,099 USD	03/20/20	(2,961,146)
U.S. Treasury Long Bond	28	CBOT	4,446,592 USD	03/20/20	(81,217)
WTI Crude	94	NYMEX	5,021,759 USD	05/19/20	565,601
WTI Crude	21	NYMEX	1,142,569 USD	02/20/20	133,601
WTI Crude	46	NYMEX	2,327,621 USD	11/20/20	268,619
WTI Crude	364	NYMEX	21,588,224 USD	01/21/20	637,616
Zinc	65	LME	4,028,747 USD	03/16/20	(332,278)

					$(5,048,662)

Short Futures
90 Day Eurodollar	42	CME	10,316,540 USD	03/16/20	$(1,285)
90 Day Eurodollar	31	CME	7,619,506 USD	06/15/20	481
90 Day Eurodollar	6	CME	1,477,672 USD	03/14/22	1,897
90 Day Eurodollar	3	CME	737,667 USD	12/18/23	1,355
90 Day Eurodollar	4	CME	984,202 USD	03/13/23	1,552
90 Day Eurodollar	3	CME	737,380 USD	06/17/24	1,517
90 Day Eurodollar	2	CME	491,482 USD	09/16/24	1,082
90 Day Eurodollar	11	CME	2,707,596 USD	09/13/21	634
90 Day Eurodollar	5	CME	1,230,287 USD	09/19/22	1,162
90 Day Eurodollar	11	CME	2,701,409 USD	06/13/22	(3,354)
90 Day Eurodollar	3	CME	737,942 USD	12/19/22	805
90 Day Eurodollar	17	CME	4,170,205 USD	03/15/21	(13,495)
90 Day Eurodollar	30	CME	7,345,480 USD	12/14/20	(33,020)
90 Day Eurodollar	16	CME	3,929,121 USD	06/14/21	(8,479)
90 Day Eurodollar	21	CME	5,166,582 USD	09/14/20	2,420
90 Day Eurodollar	9	CME	2,216,764 USD	12/13/21	2,876
Australian dollar Currency	304	CME	20,988,803 USD	03/16/20	(406,717)
British Pound Currency	343	CME	28,238,823 USD	03/16/20	(255,902)
Euro FX Currency	207	CME	28,973,639 USD	03/16/20	(218,536)
Gasoline RBOB	33	NYMEX	2,051,185 USD	11/30/20	(144,100)
Gasoline RBOB	12	NYMEX	784,346 USD	02/28/20	(73,967)
Gasoline RBOB	64	NYMEX	4,626,536 USD	05/29/20	(392,229)
Japanese Yen Currency	219	CME	25,234,600 USD	03/16/20	(74,956)
Natural Gas	548	NYMEX	14,151,906 USD	02/26/20	2,326,066
Natural Gas	125	NYMEX	3,394,654 USD	01/29/20	658,404
NY Harbor ULSD	13	NYMEX	1,026,443 USD	11/30/20	(37,984)
NY Harbor ULSD	8	NYMEX	632,986 USD	02/28/20	(44,558)
NY Harbor ULSD	30	NYMEX	2,317,054 USD	05/29/20	(166,784)
S&P 500 E-mini	1,656	CME	262,961,366 USD	03/20/20	(4,573,714)
Swiss Franc Currency	261	CME	33,375,721 USD	03/16/20	(554,279)
U.S. Treasury 10-Year Note	20	CBOT	2,591,444 USD	03/20/20	23,006

					$(3,980,102)

Total Futures Contracts Outstanding					$(9,028,764)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	65,483,960	USD	16,079,746	JPMorgan Chase Bank, N.A.	02/04/20	$187,554
BRL	130,967,921	USD	31,665,537	JPMorgan Chase Bank, N.A.	01/03/20	891,680
CHF	12,104,599	USD	12,450,682	Morgan Stanley & Co. LLC	03/18/20	120,562
CNH	87,627,876	USD	12,401,341	Barclays Bank plc	03/18/20	168,332

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	15,753,522	USD	2,364,077	Morgan Stanley & Co. LLC	03/18/20	$12,951
EUR	5,267,942	USD	5,919,106	Morgan Stanley & Co. LLC	03/18/20	17,698
EUR	769,000	USD	858,232	Citibank N.A.	03/10/20	7,968
EUR	117,744	USD	132,473	Barclays Bank plc	03/18/20	208
EUR	363,255	USD	408,573	Deutsche Bank AG	03/18/20	765
GBP	7,000,000	USD	9,266,670	State Street Bank and Trust Company	03/16/20	23,853
HKD	15,000,000	USD	1,914,545	State Street Bank and Trust Company	03/16/20	9,633
INR	1,507,612,500	USD	20,250,000	Nomura International plc	01/04/21	7,986
JPY	9,700,000,000	USD	88,787,691	State Street Bank and Trust Company	01/06/20	485,697
JPY	781,214,020	USD	7,177,864	Morgan Stanley & Co. LLC	03/18/20	40,427
JPY	1,070,000,000	USD	9,902,365	State Street Bank and Trust Company	03/16/20	(16,168)
MXN	104,484,914	USD	5,253,885	Barclays Bank plc	03/18/20	212,534
NOK	256,166,666	USD	28,140,413	State Street Bank and Trust Company	03/16/20	1,048,102
PLN	17,973,023	USD	4,662,747	JPMorgan Chase Bank, N.A.	03/18/20	75,882
PLN	218,288	USD	56,553	Morgan Stanley & Co. LLC	03/18/20	999
RUB	89,737,892	USD	1,417,056	Morgan Stanley Capital Services, Inc.	03/18/20	16,946
TRY	29,127,716	USD	5,015,958	Barclays Bank plc	01/15/20	(132,956)
TRY	1,068,000	USD	179,859	State Street Bank and Trust Company	03/16/20	(3,521)
USD	16,099,314	BRL	65,483,960	JPMorgan Chase Bank, N.A.	01/03/20	(179,295)
USD	46,073,477	CHF	45,108,278	Morgan Stanley & Co. LLC	03/18/20	(773,771)
USD	15,835,572	DKK	106,024,697	Morgan Stanley & Co. LLC	03/18/20	(162,357)
USD	5,563,920	EUR	4,800,000	Morgan Stanley & Co. LLC	04/20/20	143,333
USD	7,105,303	EUR	6,389,000	Citibank N.A.	01/24/20	(70,589)
USD	4,320,767	EUR	3,858,000	Citibank N.A.	03/10/20	(24,877)
USD	7,674,480	EUR	6,943,000	Citibank N.A.	01/14/20	(118,815)
USD	4,933,464	EUR	4,403,385	State Street Bank and Trust Company	06/17/20	(57,024)
USD	5,709,290	EUR	5,119,793	Morgan Stanley Capital Services, Inc.	03/18/20	(60,021)
USD	159,765,159	EUR	143,014,584	State Street Bank and Trust Company	03/16/20	(1,372,913)
USD	4,843,785	EUR	4,331,852	Morgan Stanley & Co. LLC	03/18/20	(38,074)
USD	11,090,883	GBP	8,563,000	Citibank N.A.	02/20/20	(266,888)
USD	34,358,104	GBP	25,953,954	State Street Bank and Trust Company	03/16/20	(88,442)
USD	2,837,026	GBP	2,145,000	Citibank N.A.	06/15/20	(16,685)
USD	5,899,424	HKD	46,199,000	State Street Bank and Trust Company	03/16/20	(26,917)
USD	20,154,380	IDR	287,623,151,675	Bank of America, N.A.	03/18/20	(525,906)
USD	90,381,418	JPY	9,700,000,000	State Street Bank and Trust Company	01/06/20	1,108,029
USD	52,852,482	JPY	5,700,000,000	State Street Bank and Trust Company	02/03/20	310,527
USD	18,492,876	JPY	2,000,000,000	State Street Bank and Trust Company	02/25/20	34,988
USD	57,498,050	JPY	6,215,000,000	State Street Bank and Trust Company	03/16/20	74,957
USD	41,702,481	JPY	4,511,336,740	Morgan Stanley & Co. LLC	03/18/20	18,458
USD	88,828,971	JPY	9,700,000,000	State Street Bank and Trust Company	01/14/20	(484,777)
USD	168,251	KRW	200,000,000	State Street Bank and Trust Company	03/16/20	(5,177)
USD	120,077	MYR	500,000	State Street Bank and Trust Company	03/16/20	(1,983)
USD	4,705,887	PLN	18,191,312	Morgan Stanley Capital Services, Inc.	03/18/20	(90,294)
USD	15,625,188	RUB	1,011,449,677	Morgan Stanley Capital Services, Inc.	03/18/20	(537,663)
USD	5,313,961	RUB	343,935,489	Bank of America, N.A.	03/18/20	(182,089)
USD	8,927	SEK	84,272	State Street Bank and Trust Company	03/16/20	(104)
USD	3,165,075	SGD	4,294,500	State Street Bank and Trust Company	03/16/20	(30,724)
USD	4,901,510	TRY	29,127,716	Morgan Stanley Capital Services, Inc.	01/15/20	18,509
USD	16,434,215	ZAR	244,736,682	Deutsche Bank AG	03/18/20	(868,916)
USD	5,952,656	ZAR	88,601,720	Morgan Stanley Capital Services, Inc.	03/18/20	(311,575)
USD	7,800,851	ZAR	114,205,013	JPMorgan Chase Bank, N.A.	03/18/20	(273,559)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,683,502)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	10,272,167 USD	$(358,928)	$(345,038)	$(13,890)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/21/2024	Credit Suisse Securities (USA) LLC	15,471,000 USD	$327,540	$677,089	$(349,549)
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000 USD	(9,454)	321,382	(330,836)
Republic of South Africa	(1.00)%	3M	12/22/2022	Credit Suisse Securities (USA) LLC	5,580,000 USD	11,579	157,663	(146,084)
Republic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	94,263	87,706	6,557
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000 USD	(5,874)	333,473	(339,347)
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	13,536,000 USD	(231,493)	11,414	(242,907)
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	8,394,000 USD	(141,607)	135,654	(277,261)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(313,974)	$1,379,343	$(1,693,317)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000 USD	$832,590	$(4,922,898)	$5,755,488
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	95,302,500 USD	(656,634)	(4,165,597)	3,508,963
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	310,750,000 USD	(6,788,334)	(8,779,225)	1,990,891
CDX.EM.31	1.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,500,000 USD	(1,204,790)	(1,683,850)	479,060
CDX.EM.32	1.00%	3M	12/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	68,000,000 USD	(2,285,324)	(3,141,600)	856,276
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	26,737,500 USD	584,428	232,708	351,720
CDX.NA.HY.26	5.00%	3M	06/22/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,120,000 USD	1,642,117	1,215,256	426,861
CDX.NA.HY.27	5.00%	3M	12/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	49,290,000 USD	2,447,524	3,367,540	(920,016)
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	55,100,000 USD	3,474,724	4,008,323	(533,599)
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	55,839,120 USD	4,586,339	3,908,141	678,198
CDX.NA.HY.32	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	30,870,000 USD	3,050,171	2,244,151	806,020

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33	5.00%	3M	12/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	30,690,000 USD	$2,957,360	$2,246,508	$710,852
iTraxx Europe Crossover Series 29	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	87,092,720 EUR	9,541,373	10,253,507	(712,134)
iTraxx Europe Crossover Series 30	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,799,700 EUR	3,563,006	2,515,178	1,047,828
iTraxx Europe Crossover Series 31	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,485,362 EUR	1,118,235	1,047,513	70,722
iTraxx Europe Crossover Series 32	5.00%	3M	12/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,000,000 EUR	2,598,071	2,385,715	212,356

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$25,460,856	$10,731,370	$14,729,486

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at December 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$(7,121)	$520,876	$(527,997)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000 USD	(238)	17,362	(17,600)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(7,359)	$538,238	$(545,597)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	JPMorgan Chase Bank, N.A.	7,552,000 USD	$18,609	$110,426	$(91,817)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	10,000 USD	59	593	(534)

Total OTC Credit Default Swaps on Index (Buy Protection)						$18,668	$111,019	$(92,351)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.11	2.00%	1M	11/18/54	Goldman Sachs International	A	2,182,000 USD	$15,363	$(40,675)	$56,038
CMBX.NA.A.7	2.00%	1M	01/17/47	Goldman Sachs International	A	2,557,521 USD	74,126	(15,911)	90,037
CMBX.NA.A.7	2.00%	1M	01/17/47	Citigroup Global Markets, Inc.	A	9,910,737 USD	287,250	(78,706)	365,956
CMBX.NA.A.7	2.00%	1M	01/17/47	Merrill Lynch Capital Services, Inc.	A	1,013,180 USD	29,366	(20,140)	49,506
CMBX.NA.A.8	2.00%	1M	10/17/57	Goldman Sachs International	A	6,748,418 USD	194,847	100,759	94,088

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	13,357,409 USD	$385,668	$(288,847)	$674,515
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	20,977,821 USD	605,693	(503,585)	1,109,278
CMBX.NA.A.8	2.00%	1M	10/17/57	Merrill Lynch Capital Services, Inc.	A	13,176,656 USD	380,450	(192,513)	572,963
CMBX.NA.A.9	2.00%	1M	09/17/58	JPMorgan Chase Bank, N.A.	A	2,557,521 USD	64,687	(37,661)	102,348
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	9,914,884 USD	250,776	(109,377)	360,153
CMBX.NA.A.9	2.00%	1M	09/17/58	Merrill Lynch Capital Services, Inc.	A	10,970,425 USD	277,474	(180,062)	457,536
CMBX.NA.A.9	2.00%	1M	09/17/58	Goldman Sachs International	A	2,830,164 USD	71,583	(25,976)	97,559
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	126,464	(417,706)	544,170
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000 USD	202,343	(428,804)	631,147
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000 USD	151,757	(184,803)	336,560
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	60,071	(78,172)	138,243
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	392,822	(344,782)	737,604
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000 USD	176,186	(41,868)	218,054
CMBX.NA.AAA.11	0.50%	1M	11/18/54	J.P. Morgan Securities LLC	AAA	30,000,000 USD	220,434	(350,779)	571,213
CMBX.NA.AAA.11	0.50%	1M	11/18/54	Credit Suisse International	AAA	23,500,000 USD	172,673	(294,882)	467,555
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Citigroup Global Markets, Inc.	AAA	1,665,000 USD	1,132	(2,787)	3,919
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Barclays Bank PLC	AAA	3,648,000 USD	2,480	(5,398)	7,878
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Goldman Sachs International	AAA	3,330,000 USD	2,264	(3,167)	5,431
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Morgan Stanley Capital Services LLC	AAA	26,275,000 USD	17,865	(197,661)	215,526
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	177,791	(738,194)	915,985
CMBX.NA.AJ.4	0.96%	1M	02/18/51	Merrill Lynch Capital Services, Inc.	AJ	3,205,051 USD	(1,039,972)	(432,933)	(607,039)
CMBX.NA.AJ.4	0.96%	1M	02/18/51	Morgan Stanley Capital Services LLC	AJ	1,676,043 USD	(543,841)	(351,331)	(192,510)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	1,096,000 USD	(2,701)	(30,005)	27,304
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	17,002,000 USD	(41,894)	(586,065)	544,171
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	2,893,000 USD	(7,128)	(142,297)	135,169
CMBX.NA.BBB-.10	0.000%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	720,000 USD	1,774	6,492	(4,718)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Citigroup Global Markets, Inc.	BBB-	3,084,000 USD	$(7,599)	$(126,351)	$118,752
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	4,848,000 USD	(11,946)	(521,261)	509,315
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	4,160,000 USD	(10,250)	(230,085)	219,835
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	16,113,000 USD	(39,703)	(1,389,213)	1,349,510
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	10,000,000 USD	(145,717)	(807,589)	661,872
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000 USD	(218,576)	(1,216,139)	997,563
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	Morgan Stanley Capital Services LLC	BBB-	47,254,000 USD	(688,572)	(3,196,357)	2,507,785
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	34,067,000 USD	(496,415)	(2,124,187)	1,627,772
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse International	BBB-	9,056,000 USD	(131,961)	(639,911)	507,950
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	11,708,000 USD	(170,606)	(819,153)	648,547
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Goldman Sachs International	BBB-	13,104,000 USD	(190,948)	(818,555)	627,607
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	7,500,000 USD	(109,288)	(325,446)	216,158
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000 USD	(218,576)	(1,111,728)	893,152
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(109,288)	(620,026)	510,738
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000 USD	(6,174)	(20,492)	14,318
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	1,294,000 USD	(27,934)	(72,380)	44,446
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,271,000 USD	(27,437)	(70,855)	43,418
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,025,000 USD	(22,127)	(60,824)	38,697
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Citigroup Global Markets, Inc.	BBB-	1,022,000 USD	(22,062)	(53,689)	31,627
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	8,276,000 USD	(178,656)	(1,007,035)	828,379
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	Goldman Sachs International	BBB-	174,000 USD	1,030	5,115	(4,085)
CMBX.NA.BBB-.9	3.00%	1M	09/18/58	JPMorgan Chase Bank, N.A.	BBB-	378,000 USD	(2,237)	(12,276)	10,039

Total OTC Credit Default Swaps on Index (Sell Protection)							$(127,239)	$(21,256,273)	$21,129,034

OTC Total Return Swaps Outstanding at December 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Acacia Communications, Inc.	07/13/21	M	2.29%	J.P. Morgan Securities LLC	33,434,118 USD	79,075
Advanced Disposal Services, Inc.	06/22/21	M	2.14%	J.P. Morgan Securities LLC	1,785,857 USD	(4,336)
Advanced Disposal Services, Inc.	04/19/21	M	2.04%	Goldman Sachs International	27,766,537 USD	(67,415)
Aircastle Ltd.	11/10/21	M	2.29%	J.P. Morgan Securities LLC	25,104 USD	24

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allergan PLC	06/29/21	M	2.29%	J.P. Morgan Securities LLC	53,817,632 USD	$(101,156)
Altran Technologies SA	06/29/21	M	0.05%	Goldman Sachs International	6,434,615 EUR	(10,180)
ArQule, Inc.	12/13/21	M	2.04%	Goldman Sachs International	10,522,718 USD	(78,489)
Audentes Therapeutics, Inc.	12/07/21	M	2.04%	Goldman Sachs International	25,565,653 USD	120,188
Caesars Entertainment Corp.	06/29/21	M	2.14%	J.P. Morgan Securities LLC	32,505,034 USD	47,872
Caesars Entertainment Corp.	06/28/21	M	2.04%	Goldman Sachs International	12,063,725 USD	17,767
Cineplex, Inc.	12/20/21	M	2.31%	Goldman Sachs International	15,828,307 CAD	(84,286)
Continental Building Products, Inc.	11/17/21	M	2.04%	Goldman Sachs International	13,141,555 USD	(18,012)
Cypress Semiconductor Corp.	06/07/21	M	2.04%	Goldman Sachs International	39,725,362 USD	(186,424)
Danaher Corp.	03/10/21	M	2.55%	Morgan Stanley Capital Services LLC	3,797,248 USD	(24,320)
Detour Gold Corp.	11/29/21	M	2.31%	Goldman Sachs International	4,781,406 CAD	114,783
Egypt Government	05/18/20	3M	0.00%	Deutsche Bank AG	3,223,585 USD	83,193
Egypt Government	05/14/20	3M	0.00%	Goldman Sachs International	1,443,146 USD	34,497
Fitbit, Inc.	11/03/21	M	2.04%	Goldman Sachs International	22,097,866 USD	272,393
Georgian Government Bonds	09/22/20	3M	0.00%	Credit Suisse International	25,449,512 USD	507,235
Indonesia Government	06/22/20	3M	0.00%	Bank of America, N.A.	1,553,313 USD	86,733
Indonesia Government	05/17/24	3M	0.00%	Deutsche Bank AG	2,101,470 USD	96,636
Indonesia Government	04/15/20	3M	0.00%	Bank of America, N.A.	10,541,656 USD	120,439
Indonesia Government	06/17/32	3M	0.00%	Deutsche Bank AG	11,377,150 USD	525,463
Indonesia Government	05/19/48	3M	0.00%	Deutsche Bank AG	5,533,966 USD	100,954
Interxion Holding NV	11/03/21	M	2.04%	Goldman Sachs International	14,242,090 USD	323,249
KEMET Corp.	11/16/21	M	2.04%	Goldman Sachs International	21,651,027 USD	482,770
Liberty Property Trust	11/01/21	M	2.04%	Goldman Sachs International	35,005 USD	425
Mellanox Technologies Ltd.	05/25/21	M	2.29%	J.P. Morgan Securities LLC	20,955,375 USD	55,585
Mellanox Technologies Ltd.	03/15/21	M	2.04%	Goldman Sachs International	23,268,350 USD	61,720
MSHCCXBI	07/29/20	M	2.05%	Morgan Stanley Capital Services LLC	26,810,737 USD	(479,020)
Osram Licht AG	12/08/21	M	0.05%	J.P. Morgan Securities LLC	14,404,779 EUR	—
Pacific Biosciences of California, Inc.	11/04/20	M	2.04%	Goldman Sachs International	6,271,309 USD	(131,399)
Ra Pharmaceuticals, Inc.	10/13/21	M	2.29%	J.P. Morgan Securities LLC	24,377,082 USD	46,839
Sanofi	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	34,840,804 EUR	(469,609)
Sprint Corp.	10/07/20	M	2.04%	Goldman Sachs International	20,024,488 USD	(76,575)
SRC Energy, Inc.	09/14/21	M	2.29%	J.P. Morgan Securities LLC	621,889 USD	(7,457)
SRC Energy, Inc.	08/30/21	M	2.04%	Goldman Sachs International	1,803,200 USD	(21,621)
T Mobile Us, Inc.	12/08/21	M	2.29%	J.P. Morgan Securities LLC	177,701 USD	3,371
TD Ameritrade Holding Corp.	11/30/21	M	2.04%	Goldman Sachs International	53,719,308 USD	(1,121,798)
The Medicines Company	11/30/21	M	2.29%	J.P. Morgan Securities LLC	42,713,439 USD	131,147
The Stars Group, Inc.	10/06/21	M	2.29%	J.P. Morgan Securities LLC	11,458,870 USD	348,473
Tiffany & Co.	11/30/21	M	2.04%	Goldman Sachs International	50,622,372 USD	49,288
TiVo Corp.	12/22/21	M	2.04%	Goldman Sachs International	620,948 USD	—
TLG Immobilien AG	12/06/21	M	0.05%	J.P. Morgan Securities LLC	178,799 EUR	1,063
TLG Immobilien AG	11/23/21	M	0.05%	Goldman Sachs International	201,722 EUR	1,199
WABCO Holdings, Inc.	03/31/21	M	2.04%	Goldman Sachs International	47,777,137 USD	21,165
WABCO Holdings, Inc.	06/22/21	M	2.14%	J.P. Morgan Securities LLC	3,305,007 USD	1,464
WellCare Health Plans, Inc.	03/31/21	M	2.04%	Goldman Sachs International	56,317,513 USD	(27,275)
Wright Medical Group NV	11/08/21	M	2.04%	Goldman Sachs International	48,536,616 USD	352,877

Total Buys						$1,178,515

Sells
AbbVie, Inc.	06/29/21	M	1.24%	J.P. Morgan Securities LLC	20,813,997 USD	394,370

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Equity Investment Life Holdings	09/22/21	M	1.30%	Goldman Sachs International	4,099,998 USD	$(19,268)
Aroundtown SA	12/07/21	M	0.76%	J.P. Morgan Securities LLC	138,318 EUR	(1,214)
Aroundtown SA	11/23/21	M	0.96%	Goldman Sachs International	241,772 EUR	(2,122)
BancorpSouth Bank	09/23/20	M	1.30%	Goldman Sachs International	6,087,345 USD	128,993
BancorpSouth Bank	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	4,956,493 USD	105,030
Capitol Federal Financial, Inc.	09/23/20	M	1.30%	Goldman Sachs International	17,220,069 USD	186,096
Cardtronics, Inc.	12/01/21	M	1.30%	Goldman Sachs International	2,826,324 USD	(87,446)
Cathay General Bancorp	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	19,059,799 USD	109,568
Centene Corp.	03/31/21	M	1.15%	Goldman Sachs International	34,792,003 USD	16,594
Centene Corp.	07/28/21	M	1.24%	J.P. Morgan Securities LLC	263,551 USD	126
Charles Schwab Corp.	11/30/21	M	1.15%	Goldman Sachs International	54,096,693 USD	1,277,175
Corium Intl, Inc.	07/06/20	M	1.55%	Morgan Stanley Capital Services LLC	— USD	—
Digital Realty Trust, Inc.	11/03/21	M	1.15%	Goldman Sachs International	13,935,274 USD	(372,818)
Douglas Emmett, Inc.	08/11/21	M	1.30%	Goldman Sachs International	6,612,220 USD	(114,929)
Eaton Vance Corp.	01/27/21	M	1.30%	Goldman Sachs International	7,126,319 USD	90,416
Eldorado Resorts, Inc.	06/29/21	M	0.51%	J.P. Morgan Securities LLC	11,998,165 USD	(111,677)
Eldorado Resorts, Inc.	06/28/21	M	1.13%	Goldman Sachs International	4,997,300 USD	(46,514)
EVERTEC, Inc.	06/30/21	M	1.30%	Goldman Sachs Bank USA	3,399,957 USD	(107,150)
Fifth Third Bancorp	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	6,834,317 USD	46,372
First Commonwealth Financial Corp.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	4,752,639 USD	64,618
First Commonwealth Financial Corp.	10/14/20	M	1.30%	Goldman Sachs International	5,441,023 USD	73,977
First Financial Bancorp	09/23/20	M	1.30%	Goldman Sachs International	13,265,062 USD	93,197
First Interstate BancSystem, Inc.	09/23/20	M	1.30%	Goldman Sachs International	2,943,296 USD	2,105
First Interstate BancSystem, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	1,284,509 USD	919
Fiserv, Inc.	05/18/21	M	1.30%	Goldman Sachs International	8,856,668 USD	53,294
Flagstar Bancorp, Inc.	08/30/21	M	1.30%	Goldman Sachs International	7,335,089 USD	(38,555)
Fleetcor Technologies, Inc.	10/14/20	M	1.30%	Goldman Sachs International	1,109,784 USD	(12,324)
Flutter Entertainment PLC	10/06/21	M	0.31%	J.P. Morgan Securities LLC	8,678,211 GBP	(154,077)
Franklin Resources, Inc.	11/18/20	M	1.30%	Goldman Sachs International	2,930,478 USD	23,498
Fulton Financial Corp.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	5,866,641 USD	86,225
Genworth Financial, Inc.	07/06/20	M	1.30%	Morgan Stanley Capital Services LLC	153,968 USD	(7,332)
Glaxosmithkline PLC	09/29/21	M	0.41%	Morgan Stanley Capital Services LLC	5,066,210 GBP	133,105
Huntington Bancshares, Inc.	10/20/20	M	1.30%	Goldman Sachs International	6,137,631 USD	16,237
Invesco Ltd.	05/19/21	M	1.30%	Goldman Sachs International	3,211,952 USD	35,335
Janus Henderson Group PLC	09/09/21	M	1.30%	Goldman Sachs International	11,133,049 USD	130,501
Kearny Financial Corp.	09/23/20	M	1.30%	Goldman Sachs International	14,045,804 USD	150,706
Kirkland Lake Gold Ltd.	11/29/21	M	1.35%	Goldman Sachs International	4,530,615 CAD	(138,799)
Lazard Ltd.	06/28/21	M	1.30%	Goldman Sachs International	9,922,097 USD	(90,201)
Marsh & Mclennan Cos.	10/13/20	M	1.30%	Goldman Sachs International	9,637,071 USD	(11,258)
Merck KGaA	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	9,480,686 EUR	(5,050)
Meridian Bancorp, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	10,155,240 USD	159,220
MSHCCIBB	07/29/20	M	1.10%	Morgan Stanley Capital Services LLC	49,983,846 USD	995,427
MSHCCIHE	07/29/20	M	1.10%	Morgan Stanley Capital Services LLC	8,021,681 USD	100,750
MSHCCIHF	07/29/20	M	1.20%	Morgan Stanley Capital Services LLC	22,631,256 USD	23,893
MSHCCIHI	07/29/20	M	1.20%	Morgan Stanley Capital Services LLC	35,411,974 USD	192,832
MSHCCXLV	07/29/20	M	1.20%	Morgan Stanley Capital Services LLC	43,695,843 USD	274,124
MSHCQQQ	07/29/20	M	1.20%	Morgan Stanley Capital Services LLC	24,497,088 USD	(119,493)
MSHCSERV	07/29/20	M	1.10%	Morgan Stanley Capital Services LLC	10,349,122 USD	7,031
MSHCSPY	07/29/20	M	1.20%	Morgan Stanley Capital Services LLC	28,458,084 USD	(57,189)
National Bank Holdings Corp.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	11,416,734 USD	137,705
NBT Bancorp, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	329,609 USD	2,980

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
New York Community Bancorp	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	13,448,706 USD	$(181,433)
NewStar Financial, Inc.	07/06/20	M	1.55%	Morgan Stanley Capital Services LLC	— USD	—
Northwest Bancshares, Inc.	12/16/20	M	1.30%	Goldman Sachs International	5,256,507 USD	(3,163)
Northwest Bancshares, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	7,390,598 USD	(4,447)
PDC Energy, Inc.	09/14/21	M	1.24%	J.P. Morgan Securities LLC	625,262 USD	8,252
PDC Energy, Inc.	08/30/21	M	1.15%	Goldman Sachs International	1,804,951 USD	23,821
People’s United Financial, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	6,236,806 USD	(29,664)
Preferred Bank	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	13,446,375 USD	(223,740)
Prologis, Inc.	11/01/21	M	1.15%	Goldman Sachs International	25,842 USD	(454)
Provident Financial Services	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	6,670,807 USD	51,025
Regions Financial Corp.	10/18/21	M	1.30%	Goldman Sachs International	4,551,956 USD	2,651
S & T Bancorp, Inc.	09/23/20	M	1.30%	Goldman Sachs International	3,527,119 USD	44,089
Sandy Spring Bancorp, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	3,390,253 USD	22,228
Siemens Healthineers AG	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	11,189,109 EUR	(11,735)
Simmons First National Corp.	01/20/21	M	1.30%	Goldman Sachs International	6,520,726 USD	(36,716)
SPDR S&P Regional Banking ETF	02/08/21	M	1.33%	Goldman Sachs International	1,199,278 USD	(206)
SPDR S&P Regional Banking ETF	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	17,296,872 USD	(2,970)
Synchrony Financial	06/03/21	M	1.30%	Goldman Sachs International	9,472,830 USD	83,438
T Mobile US, Inc.	10/07/20	M	1.30%	Goldman Sachs International	20,576,564 USD	(390,356)
TriState Capital Holdings, Inc.	09/23/20	M	1.30%	Goldman Sachs International	6,733,528 USD	(49,339)
TrustCo Bank Corp.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	9,855,395 USD	200,449
Trustmark Corp.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	4,010,059 USD	29,986
Waddell & Reed Financial	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	1,804,695 USD	(6,499)
Washington Federal, Inc.	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	19,074,759 USD	322,347
Westamerica Bancorporation	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	2,229,779 USD	5,907
Western Union Co.	08/04/21	M	1.30%	Goldman Sachs International	12,244,998 USD	162,424
Xperi Corp.	12/22/21	M	1.15%	Goldman Sachs International	622,111 USD	9,927

Total Sells						$3,640,825

Total OTC Total Return Swaps Outstanding						$4,819,340

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2019

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.15%	3M/6M	09/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	51,000,000 USD	$(610,348)	$—	$(610,348)
Pays	3-Month USD LIBOR	1.26%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,235,000 USD	(75,767)	—	(75,767)
Pays	3-Month USD LIBOR	1.36%	3M/6M	08/9/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	504,000,000 USD	(4,012,612)	—	(4,012,612)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.44%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,408,000 USD	$(53,989)	$583	$(54,572)
Pays	3-Month USD LIBOR	1.64%	3M/6M	11/25/2026	Morgan Stanley Capital Services LLC	2,047,000 USD	(20,563)	—	(20,563)
Pays	3-Month USD LIBOR	1.66%	3M/6M	02/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	(69,509)	—	(69,509)
Pays	3-Month USD LIBOR	1.67%	3M/6M	02/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	(213,483)	—	(213,483)
Pays	3-Month USD LIBOR	1.70%	3M/6M	11/25/2026	Morgan Stanley Capital Services LLC	798,000 USD	(4,787)	(175)	(4,612)
Pays	3-Month USD LIBOR	1.80%	3M/6M	07/25/2026	Morgan Stanley Capital Services LLC	6,664,000 USD	7,423	—	7,423
Pays	3-Month USD LIBOR	1.80%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	3,479,000 USD	4,579	2,244	2,335
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	387,703	—	387,703
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	27,882	(11,818)	39,700
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	31,667	(12,569)	44,236
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	212,432	—	212,432
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	29,483	(11,027)	40,510
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,097,000 USD	33,797	(10,927)	44,724
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/25/2024	Morgan Stanley & Co. LLC	1,515,000 USD	25,659	(619)	26,278
Pays	3-Month USD LIBOR	2.17%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	1,078,000 USD	26,096	(5,911)	32,007

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	$840,464	$—	$840,464
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	51,157	—	51,157
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	50,555	(11,404)	61,959
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	62,473	2,511	59,962
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	1,201,000 USD	30,479	(582)	31,061
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	69,654	—	69,654
Pays	3-Month USD LIBOR	2.28%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,397,000 USD	194,411	—	194,411
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	88,506	(1,411)	89,917
Pays	3-Month USD LIBOR	2.40%	3M/6M	05/27/2026	Morgan Stanley Capital Services LLC	2,366,000 USD	89,462	—	89,462
Pays	3-Month USD LIBOR	2.41%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	8,167,000 USD	311,500	—	311,500
Pays	3-Month USD LIBOR	2.44%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,534,000 USD	260,207	—	260,207
Pays	3-Month USD LIBOR	2.45%	3M/6M	03/25/2026	Morgan Stanley Capital Services LLC	1,154,000 USD	46,654	—	46,654
Pays	3-Month USD LIBOR	2.58%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	112,423	—	112,423
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	7,728,000 USD	385,853	656	385,197
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley Capital Services LLC	3,709,500 USD	185,194	(25,383)	210,577

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.66%	3M/6M	01/25/2026	Morgan Stanley Capital Services LLC	1,905,000 USD	$98,477	$412	$98,065
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	82,828	(1,314)	84,142
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	166,797	—	166,797
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	202,567	—	202,567
Pays	3-Month USD LIBOR	2.98%	3M/6M	09/25/2025	Morgan Stanley & Co. LLC	1,213,000 USD	81,668	—	81,668
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	150,121	—	150,121
Pays	1T BRL CDI	5.88%	T/T	01/2/2023	Credit Suisse Securities (USA) LLCCredit Suisse Securities (USA) LLC	76,414,127 BRL	105,949	—	105,949
Receives	6-Month GBP LIBOR	0.86%	6M/6M	03/18/2070	Credit Suisse Securities (USA) LLC	5,574,743 USD	549,253	—	549,253
Receives	3-Month USD LIBOR	1.18%	6M/3M	02/22/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	26,987	—	26,987
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	163,116	—	163,116
Receives	6-Month GBP LIBOR	1.38%	6M/6M	01/16/2068	Credit Suisse Securities (USA) LLC	1,427,000 GBP	(251,148)	43	(251,191)
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley Capital Services LLC	10,000,000 USD	97,297	—	97,297
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	50,987	—	50,987
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	3,140,000 USD	110,612	—	110,612
Receives	3-Month USD LIBOR	1.51%	6M/3M	09/25/2029	Morgan Stanley Capital Services LLC	2,000,000 USD	68,694	—	68,694

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.52%	6M/3M	02/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	$63,301	$—	$63,301
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	124,986	—	124,986
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	30,038	—	30,038
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/2/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	229,805	—	229,805
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,580,000 USD	40,668	—	40,668
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	60,651	—	60,651
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/27/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	33,033	—	33,033
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/27/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	10,791	—	10,791
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	23,511	—	23,511
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	26,252	6,115	20,137
Receives	3-Month USD LIBOR	1.57%	6M/3M	02/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	48,672	—	48,672
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	82,703	—	82,703
Receives	3-Month USD LIBOR	1.58%	6M/3M	02/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	44,021	—	44,021
Receives	3-Month USD LIBOR	1.60%	6M/3M	12/9/2024	Morgan Stanley Capital Services LLC	11,333,700 USD	67,238	—	67,238
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	90,492	—	90,492

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	$87,828	$—	$87,828
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	18,839	4,658	14,181
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/6/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	527,357	—	527,357
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(752)	—	(752)
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Citigroup Global Markets, Inc.	10,000,000 USD	43,915	—	43,915
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(26,905)	—	(26,905)
Receives	3-Month USD LIBOR	1.69%	6M/3M	08/9/2029	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,423,000 USD	241,276	—	241,276
Receives	3-Month USD LIBOR	1.70%	6M/3M	08/9/2029	Merrill Lynch, Pierce, Fenner & Smith, Inc.	212,000,000 USD	3,243,481	—	3,243,481
Receives	3-Month USD LIBOR	1.72%	6M/3M	02/18/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	31,610	—	31,610
Receives	3-Month USD LIBOR	1.73%	6M/3M	12/16/2026	Morgan Stanley Capital Services LLC	3,500,000 USD	15,219	—	15,219
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/15/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(203,328)	—	(203,328)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/25/2029	Morgan Stanley Capital Services LLC	1,000,000 USD	11,352	43	11,309
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(25,312)	—	(25,312)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley Capital Services LLC	2,500,000 USD	(10,238)	—	(10,238)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.81%	6M/3M	01/3/2025	Morgan Stanley Capital Services LLC	15,000,000 USD	$(55,060)	$—	$(55,060)
Receives	3-Month USD LIBOR	1.84%	6M/3M	01/22/2025	Morgan Stanley Capital Services LLC	5,000,000 USD	(24,465)	—	(24,465)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley Capital Services LLC	8,000,000 USD	(48,466)	—	(48,466)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(12,806)	—	(12,806)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(35,748)	—	(35,748)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/2/2027	Morgan Stanley Capital Services LLC	10,000,000 USD	(54,616)	—	(54,616)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	(8,418)	—	(8,418)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	(2,109)	—	(2,109)
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/2026	Morgan Stanley & Co. LLC	1,100,000 USD	(12,060)	—	(12,060)
Receives	3-Month USD LIBOR	1.98%	6M/3M	07/25/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(35,397)	—	(35,397)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/30/2024	Morgan Stanley Capital Services LLC	5,000,000 USD	(74,400)	—	(74,400)
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	(54,237)	11,201	(65,438)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/29/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(44,903)	—	(44,903)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(58,500)	—	(58,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	$(25,273)	$4,800	$(30,073)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley & Co. LLC	35,250,000 USD	(1,113,958)	229,547	(1,343,505)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	(35,985)	—	(35,985)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(116,354)	—	(116,354)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(59,586)	—	(59,586)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/24/2028	Morgan Stanley Capital Services LLC	2,000,000 USD	(84,768)	—	(84,768)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley Capital Services LLC	3,000,000 USD	(74,418)	—	(74,418)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	(174,845)	—	(174,845)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(115,782)	24,111	(139,893)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(94,335)	—	(94,335)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(1,054,726)	—	(1,054,726)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/22/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(62,927)	—	(62,927)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(64,530)	—	(64,530)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	(124,451)	—	(124,451)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	$(133,198)	$—	$(133,198)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(79,227)	—	(79,227)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	(309,564)	—	(309,564)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	(15,853)	—	(15,853)
Receives	3-Month USD LIBOR	2.61%	6M/3M	02/25/2026	Morgan Stanley & Co. LLC	2,300,000 USD	(113,951)	—	(113,951)
Receives	3-Month USD LIBOR	2.62%	6M/3M	08/27/2026	Morgan Stanley Capital Services LLC	2,500,000 USD	(131,298)	—	(131,298)
Receives	3-Month USD LIBOR	2.63%	6M/3M	08/13/2026	Morgan Stanley Capital Services LLC	10,000,000 USD	(530,757)	—	(530,757)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(166,098)	—	(166,098)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	(69,779)	—	(69,779)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(208,926)	—	(208,926)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(253,248)	—	(253,248)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,342,980)	—	(1,342,980)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(139,254)	—	(139,254)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,762,850)	—	(1,762,850)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	$(689,181)	$—	$(689,181)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(193,527)	(1,053)	(192,474)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(4,723,450)	$192,731	$(4,916,181)

OTC Interest Rate Swaps Outstanding at December 31, 2019

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	7-D CNRR007 Index	3.04%	3M/3M	03/18/2025	Credit Suisse Securities (USA) LLC	188,900,058 CNY	$(91,485)	$—	$(91,485)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(91,485)	$—	$(91,485)

Abbreviation Legend:
1Y	Yearly
7D	7 Days
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
CNRR007	China Reverse Repo Rate
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
AUD	Australian Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended December 31, 2019 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the six-month period ended December 31, 2019, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2019, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments for which market quotations are readily available at current market value. Where market quotations are not readily available (or are otherwise not reliable for a particular investment), the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the value of securities, including securities sold short, derivative financial instruments and other investments (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended December 31, 2019.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2019, the total fair value of Level 3 investments was $245,720,042. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2019, no Fair Value Factor was applied.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2019, the Fund had $632,082 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2019, the Fund had no outstanding commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2019, the face value of open reverse repurchase agreements for the Fund was $786,815,020.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of December 31, 2019, the market value of security loaned for the Fund amounted to $1,714,231 and the Fund had received cash collateral of $1,850,914.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$2,557,149,032	$—	$—	$2,557,149,032
Preferred Stock	183,850	—	—	183,850
Asset-Backed Securities	—	381,363,442	—	381,363,442
Convertible Bonds	—	7,724,265	—	7,724,265
Corporate Bonds & Notes	—	573,506,848	38,581,203	612,088,051
Sovereign Debt	—	1,234,781,627	119,343,972	1,354,125,599
Mortgage-Backed Securities	—	2,110,732,396	—	2,110,732,396
U.S. Government Sponsored Agency Securities	—	115,954,622	—	115,954,622
U.S. Treasury Obligations	—	508,325,484	—	508,325,484
Exchange-Traded Funds	131,087,896	—	—	131,087,896
Short-Term Investment — Money Market Funds	632,082	—	—	632,082
Bank Debt	—	217,741,358	87,287,632	305,028,990
Municipals	—	27,318,231	—	27,318,231

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Assets:	Level 1	Level 2	Level 3	Total
Warrants	$8,041,066	$—	$—	$8,041,066
Subtotal	$2,697,093,926	$5,177,448,273	$245,212,807	$8,119,755,006
Investments Valued at NAV				751,868,936
Total Investments in Securities	$2,697,093,926	$5,177,448,273	$245,212,807	$8,871,623,942
Forward Foreign Currency Exchange Contracts	—	5,038,578	—	5,038,578
Futures Contracts	10,525,198	—	—	10,525,198
Centrally Cleared Credit Default Swaps	—	36,829,320	—	36,829,320
OTC Credit Default Swaps	—	4,363,037	—	4,363,037
OTC Total Return Swaps	—	9,659,615	507,235	10,166,850
Centrally Cleared Interest Rate Swaps	—	10,718,105	—	10,718,105
Total Assets	$2,707,619,124	$5,244,056,928	$245,720,042	$8,949,265,030

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,471,375,182	$—	$—	$1,471,375,182
Exchange-Traded Funds	31,793,326	—	—	31,793,326
U.S. Government Sponsored Agency Securities	—	146,740,855	—	146,740,855
Total Securities Sold Short	$1,503,168,508	$146,740,855	$—	$1,649,909,363
Reverse Repurchase Agreements	—	788,412,778	—	788,412,778
Forward Foreign Currency Exchange Contracts	—	6,722,080	—	6,722,080
Futures Contracts	19,553,962	—	—	19,553,962
Centrally Cleared Credit Default Swaps	—	11,682,438	—	11,682,438
OTC Credit Default Swaps	—	4,478,967	—	4,478,967
OTC Total Return Swaps	—	5,347,510	—	5,347,510
Centrally Cleared Interest Rate Swaps	—	15,441,555	—	15,441,555
OTC Interest Rate Swaps	—	91,485	—	91,485
Total Liabilities	$1,522,722,470	$978,917,668	$—	$2,501,640,138

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated schedule of investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity(1)(3)	N/A	—	N/A	—	N/A	272,740,562	272,740,562

Credit- Driven(2)(3)	N/A	—	N/A	265,025,000	12 months	—	265,025,000

Event- Driven(4)(5)	N/A	—	N/A	24,500,000	12 months	149,611,374	174,111,374

Relative Value(6)(7)	N/A	—	N/A	—	N/A	39,992,000	39,992,000

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3)	Investments are redeemable quarterly upon 30 — 60 days written notice.

(4)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitilizations, spin-offs and stub trades.

(5)	Investments are redeemable semi-annually upon 60 — 90 days written notice.

(6)	The Relative Value strategy generally includes Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.

(7)	Investments are redeemable monthly upon 60 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2019 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Bank Debt	Sovereign Debt	Corporate Bonds & Notes	Mortgage- Backed Securities	Sold Short: Common Stocks	OTC Total Return Swaps	Total
Balance as of March 31, 2019	$57,203,061	$49,996,000	—	$28,819	$(902,500)	—	$106,325,380
Transfers In	8,414,513	—	139,520	—	—	—	8,554,033
Transfers Out	(19,617,948)	—	—	(28,819)	—	—	(19,646,767)
Purchases	47,402,384	68,558,035	38,262,227	—	—	231,131	154,453,777
Sales	(7,216,896)	—	(6,644)	—	891,670	—	(6,331,870)
Amortization	519,570	81,218	193,756	—	—	—	794,544
Net realized gain (loss)	(405,922)	—	—	—	—	—	(405,922)
Net change in unrealized appreciation	988,870	708,719	(7,656)	—	10,830	276,104	1,976,867

Balance as of December 31, 2019	$87,287,632	$119,343,972	$38,581,203	$—	$—	$507,235	$245,720,042

Net change in unrealized appreciation related to investments still held as of December 31, 2019	$675,697	$708,719	$(7,656)	$—	$—	$276,104	$1,652,864

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2019.

Assets	Fair Value at December 31, 2019	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$87,287,632	Broker-dealer Quotations	Indicative Bid	N/A
Sovereign Debt	119,343,972	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	38,581,203	Broker-dealer Quotations	Indicative Bid	N/A
OTC Total Return Swaps	507,235	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments	$245,720,042